UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23449

Mutual of America Variable Insurance Portfolios, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Variable Insurance Portfolios, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

DECEMBER 31, 2020

Annual Reports of Mutual of America Variable Insurance Portfolios

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus, which must precede or accompany this report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Mutual of America. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Mutual of America electronically by signing up for the eDocuments program. You can sign up for eDocuments by completing the Consent Agreement located on the Mutual of America website and indicating your consent to receive documents through the Mutual of America website.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by writing to us at 320 Park Avenue, New York, New York 10022, by calling 1-800-574-9267, or by sending an email to mutualofamerica@dfinsolutions.com. Your election to receive reports in paper will apply to all of the Funds.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

We are pleased to present the Mutual of America Variable Insurance Portfolios, Inc. (the “Investment Company”) Annual Report. The Investment Company’s Portfolios launched on January 24, 2020. This Report includes important information regarding the performance and financial position of the Investment Company’s Portfolios for the period ended December 31, 2020.

2020 was a remarkable year in so many ways and will not soon be forgotten. Financial markets came to a screeching halt in March due to pandemic-driven lockdowns of economies around the globe. Driven by the fallout of the pandemic, the equity markets experienced the fastest dive into a bear market in history, as the S&P 500® Index (S&P 500) declined 34% in just 33 days. The U.S. economy plunged into an immediate recession, with Gross Domestic Product (GDP) declining by 31.4% in the second quarter alone. The U.S. Federal Reserve (Fed) dropped the Fed Funds target rate from 1.50 — 1.25% to 0 — 0.25% and aggressively reinstituted its quantitative easing program to support liquidity in the financial markets. The federal government responded quickly and decisively by ramping up fiscal spending to support small businesses and the more than 20 million people who lost their jobs as the recession began. Almost as quickly as things deteriorated, the U.S. stock markets began recovering toward the end of the second quarter, including recording their best April since 1987; and by the third quarter, the GDP rebounded and grew at an annual rate of 33.4%. In the final months of the year, the markets continued to respond positively to advances in COVID-19 therapeutics and vaccines, as well as to the outcome of a contentious U.S. presidential election, won by Joseph R. Biden Jr., who was sworn in as the 46th president on January 20. Remarkably, when all was said and done, the U.S. stock market, as measured by the S&P 500, finished 2020 at 3,756 — up 18.4% and at an all-time high, having set 33 record highs during the year.

Market Update

Overall, the U.S. equity markets posted a strong fourth quarter, which created positive returns for all major indexes for 2020. Large-cap equities finished the year with the S&P 500 up a robust 18.4%. The Nasdaq and Russell 1000® Growth Indexes were solidly in positive territory, up 45.1% and 38.5%, respectively. The Russell 2000® Index returned 31.4% in the fourth quarter and finished the year up 19.9%. Even the Russell 1000® Value Index was up 2.8% after struggling earlier in the year. However, the gap between growth and value stocks is staggering, as reflected in the 35.7% gap (after reaching a record high of 39.9% in August) between the performance of the Russell 1000® Growth Index (up 38.5%) and the Russell 1000® Value Index (up 2.8%).

The fixed income market was also strong in 2020, with interest rates at historic lows after falling more than one percentage point since the beginning of the year. Demand for bonds was strong, especially after the Fed announced its willingness to purchase bonds of U.S. corporations on March 23. Since then, investment-grade bonds rallied 22.0%, as measured by the Bloomberg Barclays U.S. Corporate Bond Index. For the year, that Index posted an aggregate total return of 9.9%. Even more impressive in 2020, the 10-year Treasury bond and 30-year Treasury bond returned 10.6% and 18.6%, respectively.

Outlook

The U.S. economy continues to recover from the massive dislocation brought on by the COVID-19 pandemic. Assuming there is a significant degree of fiscal policy support, the consensus expectation of economists for the U.S. economy is for it to grow approximately 4.0% in 2021. The unemployment rate should continue moving down from its current 6.7% level to approximately 5.5% by year-end. Recent strength in the 10-year Treasury yield and an accelerating economy could allow the yield to push higher within a range of roughly 1.25% to 1.50%. Housing finished the year strong and should provide positive multiplier effects to the overall economy. Politically, with the Democrats in control of the White House and holding slim majorities in both chambers of Congress, we expect a continued high level of federal spending and fiscal transfers to households. The Biden administration is asking for a $1.9 trillion stimulus package, billed as the American Rescue Plan. The centerpiece of the plan provides direct payment of $1,400, on top of the $600 approved in December, to eligible recipients as a way to help households recover from the impact of the pandemic. Meanwhile, the Federal Reserve appears to be staying on the sidelines with an interest rate increase until inflation and employment goals are satisfied. We are optimistic that the economy will continue to show improvement in the coming year. As the economy heals in 2021, we would expect to become more optimistic about U.S. stocks, especially value-oriented stocks, which lagged in the equity market’s recovery last year.

The total return performance (net of investment management and other operating expenses) for each of the Investment Company Portfolios is reflected below:

Total Returns — Period from January 24, 2020 (Commencement of Operations) to December 31, 2020

Equity Index Portfolio	+16.01%
All America Portfolio	+15.08%
Small Cap Value Portfolio	- 2.02%
Small Cap Growth Portfolio	+39.92%
Small Cap Equity Index Portfolio	+11.52%
Mid Cap Value Portfolio	+ 3.19%
Mid-Cap Equity Index Portfolio	+12.96%
International Portfolio	+ 8.47%
Retirement Income Portfolio	+ 6.88%
2015 Retirement Portfolio	+ 7.38%
2020 Retirement Portfolio	+ 8.60%
2025 Retirement Portfolio	+ 9.64%
2030 Retirement Portfolio	+10.89%
2035 Retirement Portfolio	+12.00%
2040 Retirement Portfolio	+12.65%
2045 Retirement Portfolio	+12.81%
2050 Retirement Portfolio	+12.92%
2055 Retirement Portfolio	+12.71%
2060 Retirement Portfolio	+13.18%
Conservative Allocation Portfolio	+ 8.08%
Moderate Allocation Portfolio	+10.10%
Aggressive Allocation Portfolio	+12.51%
Money Market Portfolio	+ 0.28%
Mid-Term Bond Portfolio	+ 4.37%
Bond Portfolio	+ 4.95%

The above performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Portfolio performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Portfolio’s performance for the period from January 24, 2020 (commencement of operations) to December 31, 2020, compared to its relevant index. Also presented are graphs and tables for each Fund (except for the Money Market Portfolio) which illustrates each Fund’s respective:

●	Historical total return achieved over specific periods, expressed as an average annual rate and as a cumulative rate;
●	Value in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

●	Historical performance compared to an appropriate index.

Following the discussions are the graphical representations of the asset allocations of each Portfolio and an illustration of each Portfolio’s operating expenses. The portfolios of each Portfolio and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Portfolios.

Sincerely,

James J. Roth

Chairman of the Board,

President and Chief Executive Officer

Mutual of America Variable Insurance Portfolios, Inc.

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC.

EQUITY INDEX PORTFOLIO (Unaudited)

The Equity Index Portfolio’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Portfolio’s performance for the period from January 24, 2020 (commencement of operations) to December 31, 2020, was 16.17% before expenses and 16.01% after expenses. The benchmark returned 15.96%. Note that the Equity Index Portfolio’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

GROWTH OF A $10,000 INVESTMENT

Equity Index Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,601	16.01%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,596	15.96%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the Equity Index Portfolio includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

ALL AMERICA PORTFOLIO (Unaudited)

The investment objective of the All America Portfolio is to outperform the S&P 500® Index (S&P 500). The All America Portfolio is approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% mid-cap capitalization stocks and 20% small cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the S&P 500 of large capitalization stocks increased by 15.96% on a total return basis, while the Russell® Midcap Core Index was up 15.19% and the Russell Midcap® Value Index was up 4.51%. The Russell 2000® Growth Index up 32.67% and the Russell 2000® Value Index up 6.99%.

The All America Portfolio’s return for the period from January 24, 2020 (commencement of operations) to December 31, 2020, before expenses was 15.64% and 15.08% after expenses versus the benchmark return of 15.96% The underperformance of the Portfolio versus the S&P 500 during the year was due to the underperformance of the small and mid capitalization segments of the Portfolio as compared to the large capitalization benchmark.

GROWTH OF A $10,000 INVESTMENT

All America Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,508	15.08%

S & P 500 INDEX
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,596	15.96%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the All America Portfolio includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

SMALL CAP VALUE PORTFOLIO (Unaudited)

The investment objective of the Small Cap Value Portfolio is capital appreciation. The Small Cap Value Portfolio generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the Small Cap Value Portfolio returned -1.27% before expenses and -2.02% after expenses versus a 6.99% return for the Russell 2000® Value Index. Within the benchmark, the best performing sectors were Retail and Consumer Staples while the worst performing sectors were Energy and Real Estate.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Portfolio performance included Health Care and Real Estate while sectors detracting from Portfolio performance included Consumer Staples and Retail.

GROWTH OF A $10,000 INVESTMENT

Small Cap Value Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$9,798	-2.02%

Russell 2000 Value Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,699	6.99%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the Small Cap Value Portfolio includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

SMALL CAP GROWTH PORTFOLIO (Unaudited)

The investment objective of the Small Cap Growth Portfolio is capital appreciation. The Small Cap Growth Portfolio invests in growth stocks within the small capitalization marketplace. The Portfolio returned 40.98% before expenses and 39.92% after expenses for the period from January 24, 2020 (commencement of operations) to December 31, 2020. The Portfolio’s benchmark, the Russell 2000® Growth Index, returned 32.67% for the comparable period.

Holding to our investment discipline buoyed our performance during the market downdraft of the first quarter as non-earners, highly levered and cyclical companies declined sharply. As the market recovered in the second quarter, we kept pace. For the second half of the year, we participated in the ongoing rally with stocks that benefited from the economy re-opening in the Consumer Discretionary sector.

For this time period, Health Care and Technology contributed the most to our outperformance while the Consumer Discretionary and Financials sectors detracted from the overall performance. Our returns were driven by stock selection as opposed to sector allocation.

GROWTH OF A $10,000 INVESTMENT

Small Cap Growth Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$13,992	39.92%

Russell 2000 Growth Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$13,267	32.67%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the Small Cap Growth Portfolio includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

SMALL CAP EQUITY INDEX PORTFOLIO (Unaudited)

The Small Cap Equity Index Portfolio invests in the 600 stocks that comprise the S&P SmallCap 600® Index (S&P SmallCap 600). The S&P SmallCap 600 is a market-weighted index of 600 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P SmallCap 600’s performance directly proportional to that company’s market value.

The Small Cap Equity Index Portfolio’s return for the period from January 24, 2020 (commencement of operations) to December 31, 2020, was 11.67% before expenses and 11.52% after expenses. The return of the S&P SmallCap 600 was 11.75%. Note that the performance of the Small Cap Equity Index Portfolio includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

GROWTH OF A $10,000 INVESTMENT

Small Cap Equity Index Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,152	11.52%

S & P 600 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,175	11.75%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the Small Cap Equity Index Portfolio includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

MID CAP VALUE PORTFOLIO (Unaudited)

The investment objective of the Mid Cap Value Portfolio is to outperform the Russell Midcap® Value Index. The Mid Cap Value Portfolio generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the Mid Cap Value Portfolio returned 3.86% before expenses and 3.19% after expenses versus a 4.51% return for the Russell Midcap® Value Index. Within the benchmark, the best performing sectors were Basic Materials and Technology while the worst performing sectors were Energy and Real Estate.

Sector allocation was the primary driver of negative performance versus the benchmark. Sectors contributing to Portfolio performance included Consumer Cyclicals and Financials while sectors detracting from Portfolio performance included Industrials and Energy.

GROWTH OF A $10,000 INVESTMENT

Mid Cap Value Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,319	3.19%

Russell Mid Cap Value Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,451	4.51%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the Mid Cap Value Portfolio includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

MID-CAP EQUITY INDEX PORTFOLIO (Unaudited)

The Mid-Cap Equity Index Portfolio invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Portfolio’s performance for the period from January 24, 2020 (commencement of operations) to December 31, 2020, was 13.11% before expenses and 12.96% after expenses. The return of the S&P MidCap 400 was 13.47%. Note that the performance of the Mid-Cap Equity Index Portfolio includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

GROWTH OF A $10,000 INVESTMENT

Mid-Cap Equity Index Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,296	12.96%

S & P MidCap 400 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,347	13.47%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the Mid-Cap Equity Index Portfolio includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

INTERNATIONAL PORTFOLIO (Unaudited)

The International Portfolio seeks capital appreciation by investing, directly or indirectly, mainly in exchange traded Portfolios that invest in stocks of large and mid-cap companies in developed market countries located outside of the United States and Canada that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Currently the International Portfolio is invested mainly in exchange traded Portfolios that reflect, replicate or follow the country weightings of the MSCI EAFE® Index. The Portfolio also has invested a small percentage of assets in exchange traded Portfolios that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries.

For the period January 24, 2020 (commencement of operations) to December 31, 2020, the International Portfolio returned 8.62% before expenses and 8.47% after expenses. The return of the MSCI EAFE benchmark was 7.82%. The Portfolio’s benchmark closes earlier in the day than the actual market for the Portfolio’s investments. This time lag can result in both positive and negative performance differences.

GROWTH OF A $10,000 INVESTMENT

International Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,847	8.47%

MSCI EAFE Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,782	7.82%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the International Portfolio includes expenses, such as direct management fees and expenses of the underlying ETFs in which the Fund invests that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

RETIREMENT INCOME PORTFOLIO (Unaudited)

The objective of the Retirement Income Portfolio is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Portfolio invests primarily in the fixed-income Portfolios of the Investment Company and also invests in two equity Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 75% of net assets in fixed-income Portfolios (approximately 30% in the Bond, 30% in the Mid-Term Bond Portfolios and 15% in the Money Market Portfolio) and approximately 25% of net assets in equity Portfolios (20% in the Equity Index Portfolio and 5% in the Mid-Cap Equity Index Portfolio).

Performance for the Retirement Income Portfolio is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (60% weighting), the FTSE 3-Month Treasury Bill Index (15% weighting) and the S&P 500® Index (25% weighting). For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the Portfolio returned 6.96% before expenses and 6.88% after expenses, versus an 8.68% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

Retirement Income Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,688	6.88%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,596	15.96%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,613	6.13%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,048	0.48%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the Retirement Income Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2015 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2015 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2015. The 2015 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 65% of net assets in fixed-income Portfolios (30% in the Bond Portfolio, 25% in the Mid-Term Bond Portfolio and 10% in the Money Market Portfolio) and approximately 35% of net assets in equity Portfolios (approximately 22% in the Equity Index Portfolio, 8% in the Mid-Cap Equity Index Portfolio and 5% in the International Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2015 Retirement Portfolio is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (55% weighting), the FTSE 3-Month Treasury Bill Index (10% weighting) and the S&P 500® Index (35% weighting). For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the Portfolio returned 7.45% before expenses and 7.38% after expenses, versus a 10.18% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2015 Retirement Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,738	7.38%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,596	15.96%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,613	6.13%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,048	0.48%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the 2015 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2020 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2020 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2020. The 2020 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 45% of net assets in equity Portfolios (approximately 25% in the Equity Index Portfolio, 10% in the Mid-Cap Equity Index Portfolio, 8% in the International Portfolio and 1% each in the Small Cap Growth and Small Cap Value Portfolios) and approximately 55% of net assets in fixed-income Portfolios (28% in the Bond Portfolio, 22% in the Mid-Term Bond Portfolio and 5% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2020 Retirement Portfolio is compared to the S&P 500® Index (45% weighting), the FTSE 3-Month Treasury Bill Index (5% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (50% weighting). For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the Portfolio returned 8.67% before expenses and 8.60% after expenses, versus a 11.58% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2020 Retirement Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,860	8.60%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,596	15.96%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,613	6.13%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,048	0.48%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the 2020 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2025 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2025 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 55% of net assets in equity Portfolios (approximately 29% in the Equity Index Portfolio, 12% in the Mid-Cap Equity Index Portfolio, 10% in the International Portfolio and 2% each in the Small Cap Growth and Small Cap Value Portfolios) and approximately 45% of net assets in fixed-income Portfolios (27% in the Bond Portfolio and 18% in the Mid-Term Bond Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2025 Retirement Portfolio is compared to the S&P 500® Index (55% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (45% weighting). For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the Portfolio returned 9.70% before expenses and 9.64% after expenses, versus a 12.89% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2025 Retirement Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,964	9.64%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,596	15.96%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,613	6.13%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the 2025 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2030 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2030 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 67% of net assets in equity Portfolios (approximately 33% in the Equity Index Portfolio, 16% in the Mid-Cap Equity Index Portfolio, 12% in the International Portfolio and 3% each in the Small Cap Growth and Small Cap Value Portfolios) and approximately 33% of net assets in fixed-income Portfolios (23% in the Bond Portfolio and 10% in the Mid-Term Bond Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2030 Retirement Portfolio is compared to the S&P 500® Index (67% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (33% weighting). For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the Portfolio returned 10.95% before expenses and 10.89% after expenses, versus a 13.95% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2030 Retirement Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,089	10.89%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,596	15.96%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,613	6.13%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the 2030 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2035 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2035 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 77% of net assets in equity Portfolios (approximately 35% in the Equity Index Portfolio, 18% in the Mid-Cap Equity Index Portfolio, 15% in the International Portfolio, 4% each in the Small Cap Growth and Small Cap Value Portfolios and 1% in the Small-Cap Equity Index Portfolio) and approximately 23% of net assets in the Bond Portfolio (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2035 Retirement Portfolio is compared to the S&P 500® Index (77% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (23% weighting). For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the Portfolio returned 12.07% before expenses and 12.00% after expenses, versus a 14.70% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2035 Retirement Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,200	12.00%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,596	15.96%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,613	6.13%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the 2035 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2040 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2040 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 84% of net assets in equity Portfolios (approximately 35% in the Equity Index Portfolio, 21% in the Mid-Cap Equity Index Portfolio, 18% in the International Portfolio, 4% each in the Small Cap Growth and Small Cap Value Portfolios and 2% in the Small-Cap Equity Index Portfolio) and approximately 16% of net assets in the Bond Portfolio (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2040 Retirement Portfolio is compared to the S&P 500® Index (84% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (16% weighting). For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the Portfolio returned 12.72% before expenses and 12.65% after expenses, versus a 15.16% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2040 Retirement Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,265	12.65%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,596	15.96%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,613	6.13%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the 2040 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2045 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2045 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 86% of net assets in equity Portfolios (approximately 35% in the Equity Index Portfolio, 21% in the Mid-Cap Equity Index Portfolio, 18% in the International Portfolio, 5% each in the Small Cap Growth and Small Cap Value Portfolios and 2% in the Small-Cap Equity Index Portfolio) and approximately 14% of net assets in the Bond Portfolio (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2045 Retirement Portfolio is compared to the S&P 500® Index (86% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (14% weighting). For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the Portfolio returned 12.88% before expenses and 12.81% after expenses, versus a 15.27% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2045 Retirement Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,281	12.81%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,596	15.96%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,613	6.13%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the 2045 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2050 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2050 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2050. The 2050 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 88% of net assets in equity Portfolios (approximately 34% in the Equity Index Portfolio, 22% in the Mid-Cap Equity Index Portfolio, 19% in the International Portfolio, 5% each in the Small Cap Growth and Small Cap Value Portfolios and 3% in the Small-Cap Equity Index Portfolio) and approximately 12% of net assets in the Bond Portfolio (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2050 Retirement Portfolio is compared to the S&P 500® Index (88% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (12% weighting). For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the Portfolio returned 12.99% before expenses and 12.92% after expenses, versus a 15.39% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2050 Retirement Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,292	12.92%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,596	15.96%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,613	6.13%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the 2050 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2055 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2055 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2055. The 2055 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 90% of net assets in equity Portfolios (approximately 34% in the Equity Index Portfolio, 22% in the Mid-Cap Equity Index Portfolio, 19% in the International Portfolio, 6% each in the Small Cap Growth and Small Cap Value Portfolios and 3% in the Small-Cap Equity Index Portfolio) and approximately 10% of net assets in the Bond Portfolio (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2055 Retirement Portfolio is compared to the S&P 500® Index (90% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (10% weighting). For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the Portfolio returned 12.83% before expenses and 12.71% after expenses, versus a 15.50% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2055 Retirement Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,271	12.71%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,596	15.96%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,613	6.13%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the 2055 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2060 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2060 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2060. The 2060 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 92% of net assets in equity Portfolios (approximately 33% in the Equity Index Portfolio, 23% in the Mid-Cap Equity Index Portfolio, 20% in the International Portfolio, 6% each in the Small Cap Growth and Small Cap Value Portfolios and 4% in the Small-Cap Equity Index Portfolio) and approximately 8% of net assets in the Bond (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2060 Retirement Portfolio is compared to the S&P 500® Index (92% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (8% weighting). For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the Portfolio returned 13.23% before expenses and 13.18% after expenses, versus a 15.60% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2060 Retirement Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/2020 (Inception)	$11,318	13.18%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/2020 (Inception)	$11,596	15.96%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/2020 (Inception)	$10,613	6.13%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the 2060 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

The objective of the Conservative Allocation Portfolio is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Portfolio invests primarily in the fixed-income Portfolios of the Investment Company and also invests in the equity Portfolios of the Investment Company. The Conservative Allocation Portfolio’s target allocation is approximately 65% of net assets in fixed-income Portfolios (approximately 30% in the Bond Portfolio and 35% in the Mid-Term Bond Portfolio) and approximately 35% of net assets in equity Portfolios (approximately 25% in the Equity Index Portfolio, 5% in the Mid-Cap Equity Index Portfolio and 5% in the International Portfolio).

Performance for the Conservative Allocation Portfolio is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (65% weighting) and the S&P 500® Index (35% weighting). For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the Conservative Allocation Portfolio returned 8.10% before expenses and 8.08% after expenses, versus a 10.78% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

Conservative Allocation Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,808	8.08%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,596	15.96%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,613	6.13%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the Conservative Allocation Portfolio includes direct operating expenses and expenses in the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indicies do not. Past performance is not indicative of future results.

MODERATE ALLOCATION PORTFOLIO (Unaudited)

The objective of the Moderate Allocation Portfolio is capital appreciation and current income. The Moderate Allocation Portfolio invests in the equity and fixed-income Portfolios of the Investment Company. The Moderate Allocation Portfolio’s target allocation is approximately 60% of net assets in equity Portfolios (approximately 35% of its net assets in the Equity Index Portfolio, 15% in the Mid-Cap Equity Index Portfolio and 10% in the International Portfolio) and approximately 40% of net assets in fixed-income Portfolios (approximately 25% of its net assets in the Bond Portfolio and approximately 15% of its net assets in the Mid-Term Bond Portfolio).

Performance for the Moderate Allocation Portfolio is compared to the S&P 500® Index (60% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (40% weighting). For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the Moderate Allocation Portfolio returned 10.12% before expenses and 10.10% after expenses, versus a 13.35% return for the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

Moderate Allocation Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,010	10.10%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,596	15.96%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,613	6.13%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the Moderate Allocation Portfolio includes direct operating expenses and expenses in the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indicies do not. Past performance is not indicative of future results.

AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

The objective of the Aggressive Allocation Portfolio is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Portfolio invests in the equity and fixed-income Portfolios of the Investment Company. The Aggressive Allocation Portfolio’s target allocation is approximately 80% of net assets in equity Portfolios (approximately 35% of its net assets in the Equity Index Portfolio, 20% in the Mid-Cap Equity Index Portfolio, 5% each in the Small Cap Value Portfolio and Small Cap Growth Portfolios and 15% in the International Portfolio) and approximately 20% of net assets in the Bond Portfolio.

Performance for the Aggressive Allocation Portfolio is compared to the S&P 500® Index (80% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (20% weighting). For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the Aggressive Allocation Portfolio returned 12.53% before expenses and 12.51% after expenses, versus a 14.90% return for the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

Aggressive Allocation Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,251	12.51%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$11,596	15.96%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,613	6.13%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the Aggressive Allocation Portfolio includes direct operating expenses and expenses in the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indicies do not. Past performance is not indicative of future results.

MONEY MARKET PORTFOLIO (Unaudited)

The Money Market Portfolio’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the Money Market Portfolio returned 0.47% before expenses and 0.28% after expenses, compared to a 0.48% return for the FTSE 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Portfolio’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity. On December 31, 2020, the Portfolio held 48% U.S. Treasury Bills, 44% in commercial paper and the remainder in corporate bonds with less than three months to maturity. The average maturity was 25 days.

Early in the year the Federal Reserve governors, the Fed, had telegraphed a neutral stance with respect to adjustments to the Fed Funds target. The emergence and economic impact of the Covid-19 virus quickly changed those plans as the Fed cut twice, an inter-meeting cut of 50 basis points on March 3 and a 100 basis point, or 1.00% easing on March 15. This action returned the target range to 0-0.25%, a level first seen during the Global Financial Crisis of 2008-2009. This range is expected to persist for more than a year.

The September meeting brought a change in the Fed’s inflation fighting playbook. In the statement following the meeting, the Fed indicated that, in light of inflation running persistently lower than its’ 2% target, it would allow any future inflation to exceed that target for a longer period of time relative to the past before taking action to quell the price rise by raising rates. The long-term effects of this change should be a steepening of the yield curve.

Lastly, the Fed will continue to increase its’ holdings of Treasury securities by at least $80 billion per month and of agency mortgage-backed securities by at least $40 billion per month until further progress has been made toward the goals of maximum employment and price stability. These asset purchases help foster smooth market functioning and accommodative financials conditions which supports the flow of credit to households and businesses.

The seven-day effective yield as of February 16, 2021, was 0.00%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Portfolio.

MID-TERM BOND PORTFOLIO (Unaudited)

The Mid-Term Bond Portfolio seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. Under normal circumstances, the portfolio emphasizes corporate issues, particularly BBB-rated bonds, in order to capture incremental income. At this time, we’ve chosen to add U.S. Treasury exposure to increase the overall quality of the Portfolio. The objective of the Portfolio is to maintain a maturity profile similar to that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index benchmark. To achieve the duration target, intermediate corporate and U.S. Treasury maturities are emphasized. In addition, the Portfolio’s corporate positions will remain highly diversified in order to help shield the portfolio from any credit risks.

For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the Mid-Term Bond Portfolio returned 4.81% before expenses and 4.37% after expenses versus a 5.56% return of the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index during the same period. Most of the Portfolio’s underperformance came in the last quarter of the year when, in our view, the overall market became too comfortable with risk taking. We maintained our “up-in-quality” stance through this period and will continue to do so for the time being.

GROWTH OF A $10,000 INVESTMENT

Mid-Term Bond Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,437	4.37%

Bloomberg Barclays U.S. Intermediate Government/ Credit Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,556	5.56%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the Mid-Term Bond Portfolio includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

BOND PORTFOLIO (Unaudited)

The Bond Portfolio’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Portfolio include corporate, U.S. agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

Over the long term, the Bond Portfolio’s strategy is to overweight corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, with an overweighting of BBB-rated issuers. To achieve the duration target, intermediate corporate and longer U.S. Treasury maturities are emphasized. The Bond Portfolio also stresses diversification in order to protect the Portfolio from unexpected credit events. Few corporate holdings exceed one-half of one percent of the Portfolio’s value. This extreme diversification will be maintained going forward as part of our risk control.

For the period from January 24, 2020 (commencement of operations) to December 31, 2020, the Bond Portfolio returned 5.39% before expenses and 4.95% after expenses. The benchmark returned 6.13% during the same time frame. The Portfolio’s underperformance came in the last quarter of the year when, in our view, the overall market became too comfortable with risk taking. In keeping with our objective of preserving capital, we maintained our “up-in-quality” stance through this period and will continue to do so for the time being.

Early in the year the Federal Reserve governors, the Fed, had telegraphed a neutral stance with respect to adjustments to the Fed Funds target. The emergence and economic impact of the Covid-19 virus quickly changed those plans as the Fed cut twice, an inter-meeting cut of 50 basis points on March 3 and a 100 basis point, or 1.00% easing on March 15. This action returned the target range to 0-0.25%, a level first seen during the Global Financial Crisis of 2008-2009. This range is expected to persist for more than a year.

The September meeting brought a change in the Fed’s inflation fighting playbook. In the statement following the meeting, the Fed indicated that, in light of inflation running persistently lower than its’ 2% target, it would allow any future inflation to exceed that target for a longer period of time relative to the past before taking action to quell the price rise by raising rates. The long-term effects of this change should be a steepening of the yield curve.

Lastly, the Fed will continue to increase its’ holdings of Treasury securities by at least $80 billion per month and of agency mortgage-backed securities by at least $40 billion per month until further progress has been made toward the goals of maximum employment and price stability. These asset purchases help foster smooth market functioning and accommodative financials conditions which supports the flow of credit to households and businesses.

The slight downward bias in interest rates present in the first six weeks of 2020 quickly turned into a collapse. In March, concerns about the strength of the Covid-19 economy and the decline in crude oil prices served to quickly push yields to all-time lows. On March 9, for example, the thirty-year Treasury yield was less than 1%. Federal Reserve cuts of the Fed Funds target had a visible effect on the shape of the interest rate curve. As would be expected with these actions by the Fed, the curve steepened as yields on short-dated Treasuries fell more than did the yields of long-dated Treasuries. Two-year Treasury Notes yielded 1.57% on December 31, 2019 and 0.12% on December 31, 2020, a 145 basis point drop. Ten-year yields fell 100 basis points or 1.00% to 0.91%. The thirty-year bond yield fell the least with a 74 basis point drop to 1.65%. However, the ten and thirty-year bonds ended the year with yields higher than the low yields of 0.50% and 0.99% reached in August and March respectively. Following the Fed announcement in September, both securities experienced a slow climb in yields that has continued into 2021.

Investment grade spreads entered 2020 close to post-economic crisis tights. Much like Treasury yields, spreads moved without much direction through mid-February. Then, spreads which usually widen as conditions worsen did just that. By March 23, investment grade corporate bond spreads had widened to levels not seen since 2009. It was about that time the Fed instituted several programs designed to restore liquidity and confidence to the market. It was met with success as, by December 31, corporate spreads had captured all but 3 basis points, 0.03%, of the widening of the January through March period.

BOND PORTFOLIO (Unaudited) (Continued)

GROWTH OF A $10,000 INVESTMENT

Bond Portfolio
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,495	4.95%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 1/24/20 (Inception)	$10,613	6.13%

Performance is for the period from January 24 (commencement of operations) to December 31, 2020. The line representing the performance return of the Bond Portfolio includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2020 (Unaudited)

Equity Index Portfolio

All America Portfolio

Small Cap Value Portfolio

Small Cap Growth Portfolio

Small Cap Equity Index Portfolio

Mid Cap Value Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

Mid-Cap Equity Index Portfolio

International Portfolio

Retirement Income Portfolio

2015 Retirement Portfolio

2020 Retirement Portfolio

2025 Retirement Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

2030 Retirement Portfolio

2035 Retirement Portfolio

2040 Retirement Portfolio

2045 Retirement Portfolio

2050 Retirement Portfolio

2055 Retirement Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

2060 Retirement Portfolio

Conservative Allocation Portfolio

Moderate Allocation Portfolio

Aggressive Allocation Portfolio

Money Market Portfolio

Mid-Term Bond Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

Bond Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Variable Insurance Portfolios, you incur ongoing costs, including management fees and other Portfolio expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Portfolios’ Adviser, has contractually agreed to reimburse the Portfolios’ expenses to the extent that the Total Annual Operating Expenses exceed the rate in the table below (excluding any Acquired Fund Fees, as applicable, and any extraordinary expenses that may arise and charges incurred in trading portfolio securities) from inception of the Portfolios through April 30, 2023. From May 1, 2023 through the termination of the agreement, the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for succeeding 12 month periods thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.

Total Annual Portfolio Operating Expenses after Expense Reimbursement through April 30, 2023

Equity Index Portfolio	0.14%
All America Portfolio	0.52%
Small Cap Value Portfolio	0.81%
Small Cap Growth Portfolio	0.81%
Small Cap Equity Index Portfolio	0.15%
Mid Cap Value Portfolio	0.65%
Mid-Cap Equity Index Portfolio	0.14%
International Portfolio	0.13%
Retirement Income Portfolio	0.08%
2015 Retirement Portfolio	0.07%
2020 Retirement Portfolio	0.07%
2025 Retirement Portfolio	0.06%
2030 Retirement Portfolio	0.06%
2035 Retirement Portfolio	0.07%
2040 Retirement Portfolio	0.07%
2045 Retirement Portfolio	0.07%
2050 Retirement Portfolio	0.07%
2055 Retirement Portfolio	0.11%
2060 Retirement Portfolio	0.05%
Conservative Allocation Portfolio	0.02%
Moderate Allocation Portfolio	0.02%
Aggressive Allocation Portfolio	0.02%
Money Market Portfolio	0.20%
Mid-Term Bond Portfolio	0.45%
Bond Portfolio	0.45%

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual Portfolios. The Example is based on an investment of $1,000 invested at July 1, 2020 and held for the entire period ending December 31, 2020 under the expense reimbursement agreement in effect during that period as described above.

The estimate of expenses does not include fees and charges associated with your variable annuity contract or variable life insurance policy. If those fees and charges were included, the estimate of expenses for the period would be higher and your ending account value would be lower.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio with other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other non-Mutual of America Portfolios, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Variable Insurance Portfolios do not charge.

Equity Index Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,222.97	$0.78
Hypothetical (5% return before expenses)	$1,000.00	$1,024.11	$0.71

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

All America Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,255.70	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	$2.64

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Small Cap Value Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,302.75	$4.66
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.11

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Small Cap Growth Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,414.00	$4.66
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.11

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Small Cap Equity Index Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,354.82	$0.88
Hypothetical (5% return before expenses)	$1,000.00	$1,024.06	$0.76

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Mid Cap Value Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,274.31	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.30

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Mid-Cap Equity Index Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,305.19	$0.81
Hypothetical (5% return before expenses)	$1,000.00	$1,024.11	$0.71

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

International Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,223.55	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.03	$1.78

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.35% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Retirement Income Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,060.86	$2.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	$2.08

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.41% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

2015 Retirement Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,087.19	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.82	$1.98

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.39% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2020 Retirement Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,113.21	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.88	$1.93

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.38% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2025 Retirement Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,140.29	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.98	$1.83

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.36% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

2030 Retirement Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,172.12	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,023.08	$1.73

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2035 Retirement Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,199.39	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,023.08	$1.73

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2040 Retirement Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,217.19	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.18	$1.63

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.32% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

2045 Retirement Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,224.87	$1.84
Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$1.68

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2050 Retirement Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,231.31	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$1.68

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2055 Retirement Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,236.49	$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.88	$1.93

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.38% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

2060 Retirement Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,238.69	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$1.68

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Conservative Allocation Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,081.48	$1.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.98	$1.83

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.36% (reflecting direct operating expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Moderate Allocation Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,142.84	$1.56
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.47

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.29% (reflecting direct operating expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Aggressive Allocation Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,204.46	$1.60
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.47

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.29% (reflecting direct operating expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Money Market Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$999.75	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.02

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Mid-Term Bond Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,006.21	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.29

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Bond Portfolio
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,001.91	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.29

*

The Portfolio commenced operations on January 24, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (10.4%)
Activision Blizzard, Inc.	2,295	$213,091
Alphabet, Inc. Cl A*	897	1,572,118
Alphabet, Inc. Cl C*	867	1,518,880
AT&T, Inc.	21,349	613,997
CenturyLink, Inc.	2,960	28,860
Charter Communications, Inc. Cl A*	438	289,759
Comcast Corp. Cl A	13,693	717,513
Discovery, Inc. Cl A*	478	14,383
Discovery, Inc. Cl C*	885	23,178
DISH Network Corp. Cl A*	750	24,255
Electronic Arts, Inc.	857	123,065
Facebook, Inc. Cl A*	7,140	1,950,362
Fox Corp. Cl A	1,004	29,236
Fox Corp. Cl B	461	13,314
Interpublic Group of Cos., Inc.	1,163	27,354
Live Nation Entertainment, Inc.*	429	31,523
Netflix, Inc.*	1,315	711,060
News Corp. Cl A	1,170	21,025
News Corp. Cl B	366	6,504
Omnicom Group, Inc.	647	40,353
Take-Two Interactive Software, Inc.*	337	70,025
T-Mobile US, Inc.*	1,743	235,044
Twitter, Inc.*	2,340	126,711
Verizon Communications, Inc.	12,350	725,563
ViacomCBS, Inc. Cl B	1,684	62,746
Walt Disney Co.*	5,350	969,313

		10,159,232

CONSUMER DISCRETIONARY (12.3%)
Advance Auto Parts, Inc.	204	32,132
Amazon.com, Inc.*	1,278	4,162,356
Aptiv PLC	807	105,144
AutoZone, Inc.*	70	82,981
Best Buy Co., Inc.	687	68,556
Booking Hldgs., Inc.*	122	271,727
BorgWarner, Inc.	733	28,323
CarMax, Inc.*	489	46,191
Carnival Corp.	2,188	47,392
Chipotle Mexican Grill, Inc. Cl A*	84	116,484
Darden Restaurants, Inc.	395	47,052
Dollar General Corp.	737	154,991
Dollar Tree, Inc.*	710	76,708
Domino’s Pizza, Inc.	118	45,248
DR Horton, Inc.	985	67,886
eBay, Inc.	1,931	97,033
Etsy, Inc.*	377	67,072
Expedia Group, Inc.	403	53,357
Ford Motor Co.	11,674	102,614
Gap, Inc.	615	12,417
Garmin Ltd.	445	53,249
General Motors Co.	3,775	157,191
Genuine Parts Co.	432	43,386

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Hanesbrands, Inc.	1,037	$15,119
Hasbro, Inc.	381	35,639
Hilton Worldwide Hldgs., Inc.	823	91,567
Home Depot, Inc.	3,250	863,265
L Brands, Inc.	706	26,256
Las Vegas Sands Corp.	976	58,170
Leggett & Platt, Inc.	395	17,498
Lennar Corp. Cl A	812	61,899
LKQ Corp.*	840	29,602
Lowe’s Cos., Inc.	2,205	353,924
Marriott International, Inc. Cl A	787	103,821
McDonald’s Corp.	2,232	478,942
MGM Resorts International	1,222	38,505
Mohawk Industries, Inc.*	176	24,807
Newell Brands, Inc.	1,125	23,884
NIKE, Inc. Cl B	3,777	534,332
Norwegian Cruise Line Hldgs. Ltd.*	935	23,777
NVR, Inc.*	11	44,878
O’Reilly Automotive, Inc.*	217	98,208
Pool Corp.	120	44,700
PulteGroup, Inc.	798	34,410
PVH Corp.	213	19,999
Ralph Lauren Corp. Cl A	144	14,939
Ross Stores, Inc.	1,063	130,547
Royal Caribbean Cruises Ltd.	552	41,229
Starbucks Corp.	3,509	375,393
Tapestry, Inc.	829	25,765
Target Corp.	1,503	265,325
Tesla, Inc.*	2,287	1,613,867
Tiffany & Co.	322	42,327
TJX Cos., Inc.	3,578	244,342
Tractor Supply Co.	348	48,922
Ulta Beauty, Inc.*	168	48,243
Under Armour, Inc. Cl A*	568	9,753
Under Armour, Inc. Cl C*	584	8,690
VF Corp.	967	82,591
Whirlpool Corp.	187	33,752
Wynn Resorts Ltd.	287	32,382
Yum! Brands, Inc.	901	97,813

		12,078,572

CONSUMER STAPLES (6.3%)
Altria Group, Inc.	5,519	226,279
Archer-Daniels-Midland Co.	1,650	83,177
Brown-Forman Corp. Cl B	541	42,972
Campbell Soup Co.	610	29,494
Church & Dwight Co., Inc.	742	64,725
Clorox Co.	377	76,124
Coca-Cola Co.	11,519	631,702
Colgate-Palmolive Co.	2,559	218,820
Conagra Brands, Inc.	1,456	52,795
Constellation Brands, Inc. Cl A	505	110,620
Costco Wholesale Corp.	1,321	497,726
Estee Lauder Cos., Inc. Cl A	681	181,275

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
General Mills, Inc.	1,840	$108,192
Hershey Co.	442	67,330
Hormel Foods Corp.	841	39,199
J M Smucker Co.	339	39,188
Kellogg Co.	762	47,419
Kimberly-Clark Corp.	1,014	136,718
Kraft Heinz Co.	1,928	66,825
Kroger Co.	2,315	73,524
Lamb Weston Hldgs., Inc.	441	34,724
McCormick & Co., Inc.	747	71,413
Molson Coors Beverage Co. Cl B	558	25,216
Mondelez International, Inc. Cl A	4,272	249,784
Monster Beverage Corp.*	1,105	102,190
PepsiCo, Inc.	4,128	612,182
Philip Morris International, Inc.	4,638	383,980
Procter & Gamble Co.	7,425	1,033,115
Sysco Corp.	1,525	113,247
Tyson Foods, Inc. Cl A	876	56,449
Walgreens Boots Alliance, Inc.	2,143	85,463
Walmart, Inc.	4,168	600,817

		6,162,684

ENERGY (2.2%)
Apache Corp.	1,134	16,091
Baker Hughes Co. Cl A	2,060	42,951
Cabot Oil & Gas Corp.	1,210	19,699
Chevron Corp.	5,771	487,361
Concho Resources, Inc.	591	34,485
ConocoPhillips	3,212	128,448
Devon Energy Corp.	1,148	18,150
Diamondback Energy, Inc.	473	22,893
EOG Resources, Inc.	1,737	86,624
Exxon Mobil Corp.	12,694	523,247
Halliburton Co.	2,632	49,745
Hess Corp.	820	43,288
HollyFrontier Corp.	448	11,581
Kinder Morgan, Inc.	5,811	79,436
Marathon Oil Corp.	2,369	15,801
Marathon Petroleum Corp.	1,948	80,569
National Oilwell Varco, Inc.	1,161	15,941
Occidental Petroleum Corp.	2,529	43,777
ONEOK, Inc.	1,325	50,854
Phillips 66	1,309	91,551
Pioneer Natural Resources Co.	489	55,692
Schlumberger NV	4,175	91,140
TechnipFMC PLC	1,264	11,882
Valero Energy Corp.	1,226	69,355
Williams Cos., Inc.	3,647	73,122

		2,163,683

FINANCIALS (13.7%)
Aflac, Inc.	1,968	87,517
Allstate Corp.	914	100,476
American Express Co.	1,950	235,774

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
American International Group, Inc.	2,593	$98,171
Ameriprise Financial, Inc.	355	68,987
Aon PLC Cl A	687	145,142
Arthur J. Gallagher & Co.	576	71,257
Assurant, Inc.	178	24,247
Bank of America Corp.	22,757	689,765
Bank of New York Mellon Corp.	2,449	103,936
Berkshire Hathaway, Inc. Cl B*	5,849	1,356,208
BlackRock, Inc. Cl A	425	306,654
Capital One Financial Corp.	1,373	135,721
Cboe Global Markets, Inc.	322	29,985
Charles Schwab Corp.	4,452	236,134
Chubb Ltd.	1,350	207,792
Cincinnati Financial Corp.	454	39,666
Citigroup, Inc.	6,263	386,177
Citizens Financial Group, Inc.	1,282	45,844
CME Group, Inc. Cl A	1,071	194,976
Comerica, Inc.	420	23,461
Discover Financial Svcs.	919	83,197
Everest Re Group Ltd.	120	28,091
Fifth Third Bancorp	2,147	59,193
First Republic Bank	521	76,551
Franklin Resources, Inc.	821	20,517
Globe Life, Inc.	288	27,348
Goldman Sachs Group, Inc.	1,030	271,621
Hartford Financial Svcs. Group, Inc.	1,072	52,507
Huntington Bancshares, Inc.	3,067	38,736
Intercontinental Exchange, Inc.	1,679	193,572
Invesco Ltd.	1,123	19,574
iShares Core S&P 500 ETF	9,410	3,532,420
JPMorgan Chase & Co.	9,123	1,159,260
KeyCorp	2,927	48,032
Lincoln National Corp.	545	27,419
Loews Corp.	699	31,469
M&T Bank Corp.	387	49,265
MarketAxess Hldgs., Inc.	114	65,044
Marsh & McLennan Cos., Inc.	1,516	177,372
MetLife, Inc.	2,303	108,126
Moody’s Corp.	484	140,476
Morgan Stanley	4,277	293,103
MSCI, Inc. Cl A	248	110,739
Nasdaq, Inc.	342	45,397
Northern Trust Corp.	625	58,213
People’s United Financial, Inc.	1,276	16,499
PNC Financial Svcs. Group, Inc.	1,269	189,081
Principal Financial Group, Inc.	768	38,100
Progressive Corp.	1,745	172,546
Prudential Financial, Inc.	1,189	92,825
Raymond James Financial, Inc.	366	35,015
Regions Financial Corp.	2,880	46,426
S&P Global, Inc.	717	235,699

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
State Street Corp.	1,057	$76,928
SVB Financial Group*	156	60,501
Synchrony Financial	1,634	56,716
T. Rowe Price Group, Inc.	675	102,188
Travelers Cos., Inc.	759	106,541
Truist Financial Corp.	4,074	195,267
U.S. Bancorp	4,123	192,091
Unum Group	618	14,177
Wells Fargo & Co.	12,444	375,560
Willis Towers Watson PLC	386	81,322
WR Berkley Corp.	425	28,228
Zions Bancorporation	493	21,416

		13,442,258

HEALTH CARE (13.0%)
Abbott Laboratories	5,283	578,436
AbbVie, Inc.	5,296	567,466
ABIOMED, Inc.*	133	43,119
Agilent Technologies, Inc.	913	108,181
Alexion Pharmaceuticals, Inc.*	655	102,337
Align Technology, Inc.*	213	113,823
AmerisourceBergen Corp. Cl A	438	42,819
Amgen, Inc.	1,756	403,739
Anthem, Inc.	741	237,928
Baxter International, Inc.	1,527	122,526
Becton Dickinson & Co.	865	216,440
Biogen, Inc.*	461	112,880
Bio-Rad Laboratories, Inc. Cl A*	65	37,891
Boston Scientific Corp.*	4,236	152,284
Bristol-Myers Squibb Co.	6,757	419,137
Cardinal Health, Inc.	871	46,651
Catalent, Inc.*	486	50,578
Centene Corp.*	1,739	104,392
Cerner Corp.	920	72,202
Cigna Corp.	1,088	226,500
Cooper Cos., Inc.	146	53,045
CVS Health Corp.	3,897	266,165
Danaher Corp.	1,877	416,957
DaVita, Inc.*	221	25,945
DENTSPLY SIRONA, Inc.	653	34,191
DexCom, Inc.*	288	106,479
Edwards Lifesciences Corp.*	1,859	169,597
Eli Lilly & Co.	2,380	401,839
Gilead Sciences, Inc.	3,749	218,417
HCA Healthcare, Inc.	786	129,266
Henry Schein, Inc.*	428	28,616
Hologic, Inc.*	766	55,788
Humana, Inc.	397	162,877
IDEXX Laboratories, Inc.*	254	126,967
Illumina, Inc.*	436	161,320
Incyte Corp.*	559	48,622
Intuitive Surgical, Inc.*	348	284,699
IQVIA Hldgs., Inc.*	575	103,023
Johnson & Johnson	7,853	1,235,905

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Laboratory Corp. of America Hldgs.*	290	$59,029
McKesson Corp.	478	83,134
Medtronic PLC	4,006	469,263
Merck & Co., Inc.	7,564	618,735
Mettler-Toledo International, Inc.*	71	80,917
PerkinElmer, Inc.	336	48,216
Perrigo Co. PLC	406	18,156
Pfizer, Inc.	16,598	610,972
Quest Diagnostics, Inc.	402	47,906
Regeneron Pharmaceuticals, Inc.*	314	151,697
ResMed, Inc.	434	92,251
STERIS PLC	254	48,143
Stryker Corp.	976	239,159
Teleflex, Inc.	138	56,797
Thermo Fisher Scientific, Inc.	1,183	551,018
UnitedHealth Group, Inc.	2,837	994,879
Universal Health Svcs., Inc. Cl B	234	32,175
Varian Medical Systems, Inc.*	273	47,778
Vertex Pharmaceuticals, Inc.*	781	184,582
Viatris, Inc.*	3,602	67,501
Waters Corp.*	187	46,268
West Pharmaceutical Svcs., Inc.	220	62,328
Zimmer Biomet Hldgs., Inc.	617	95,074
Zoetis, Inc. Cl A	1,417	234,513

		12,729,538

INDUSTRIALS (8.2%)
3M Co.	1,721	300,814
AO Smith Corp.	404	22,147
Alaska Air Group, Inc.	368	19,136
Allegion PLC	276	32,121
American Airlines Group, Inc.	1,810	28,544
AMETEK, Inc.	687	83,086
Boeing Co.	1,585	339,285
Carrier Global Corp.	2,471	93,206
Caterpillar, Inc.	1,628	296,329
CH Robinson Worldwide, Inc.	408	38,299
Cintas Corp.	261	92,253
Copart, Inc.*	624	79,404
CSX Corp.	2,288	207,636
Cummins, Inc.	443	100,605
Deere & Co.	932	250,755
Delta Air Lines, Inc.	1,893	76,118
Dover Corp.	436	55,045
Eaton Corp. PLC	1,190	142,967
Emerson Electric Co.	1,784	143,380
Equifax, Inc.	362	69,808
Expeditors International of Washington, Inc.	507	48,221
Fastenal Co.	1,727	84,329
FedEx Corp.	725	188,225

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)

Flowserve Corp.	388	$14,298
Fortive Corp.	1,007	71,316
Fortune Brands Home & Security, Inc.	410	35,145
General Dynamics Corp.	693	103,132
General Electric Co.	25,933	280,076
Honeywell International, Inc.	2,107	448,159
Howmet Aerospace, Inc.	1,160	33,106
Huntington Ingalls Industries, Inc.	122	20,799
IDEX Corp.	227	45,218
IHS Markit Ltd.	1,503	135,015
Illinois Tool Works, Inc.	868	176,968
Ingersoll Rand, Inc.*	1,118	50,936
Jacobs Engineering Group, Inc.	388	42,276
JB Hunt Transport Svcs., Inc.	248	33,889
Johnson Controls International PLC	2,173	101,240
Kansas City Southern	280	57,156
L-3 Harris Technologies, Inc.	628	118,705
Lockheed Martin Corp.	737	261,620
Masco Corp.	783	43,010
Nielsen Hldgs. PLC	1,067	22,268
Norfolk Southern Corp.	759	180,346
Northrop Grumman Corp.	463	141,085
Old Dominion Freight Line, Inc.	286	55,821
Otis Worldwide Corp.	1,225	82,749
PACCAR, Inc.	1,039	89,645
Parker-Hannifin Corp.	385	104,878
Pentair PLC	502	26,651
Quanta Svcs., Inc.	417	30,032
Raytheon Technologies Corp.	4,517	323,011
Republic Svcs., Inc. Cl A	628	60,476
Robert Half International, Inc.	340	21,243
Rockwell Automation, Inc.	349	87,533
Rollins, Inc.	663	25,903
Roper Technologies, Inc.	312	134,500
Snap-on, Inc.	164	28,067
Southwest Airlines Co.	1,764	82,220
Stanley Black & Decker, Inc.	482	86,066
Teledyne Technologies, Inc.*	110	43,118
Textron, Inc.	683	33,009
Trane Technologies PLC	722	104,806
TransDigm Group, Inc.*	162	100,254
Union Pacific Corp.	2,014	419,355
United Airlines Hldgs., Inc.*	873	37,757
United Parcel Svc., Inc. Cl B	2,137	359,871
United Rentals, Inc.*	216	50,093
Verisk Analytics, Inc. Cl A	483	100,266
Waste Management, Inc.	1,157	136,445
Westinghouse Air Brake Technologies Corp.	532	38,942
WW Grainger, Inc.	136	55,534
Xylem, Inc.	539	54,865

		7,980,586

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (26.6%)
Accenture PLC Cl A	1,896	$495,254
Adobe, Inc.*	1,426	713,171
Advanced Micro Devices, Inc.*	3,554	325,937
Akamai Technologies, Inc.*	485	50,920
Amphenol Corp. Cl A	900	117,693
Analog Devices, Inc.	1,101	162,651
ANSYS, Inc.*	252	91,678
Apple, Inc.	47,606	6,316,840
Applied Materials, Inc.	2,722	234,909
Arista Networks, Inc.*	164	47,653
Autodesk, Inc.*	651	198,776
Automatic Data Processing, Inc.	1,280	225,536
Broadcom, Inc.	1,196	523,669
Broadridge Financial Solutions, Inc.	344	52,701
Cadence Design Systems, Inc.*	817	111,463
CDW Corp.	430	56,670
Cisco Systems, Inc.	12,657	566,401
Citrix Systems, Inc.	364	47,356
Cognizant Technology Solutions Corp. Cl A	1,604	131,448
Corning, Inc.	2,305	82,980
DXC Technology Co.	756	19,467
F5 Networks, Inc.*	185	32,549
Fidelity National Information Svcs., Inc.	1,859	262,974
Fiserv, Inc.*	1,717	195,498
FleetCor Technologies, Inc.*	250	68,207
FLIR Systems, Inc.	392	17,181
Fortinet, Inc.*	396	58,818
Gartner, Inc.*	268	42,931
Global Payments, Inc.	892	192,155
Hewlett Packard Enterprise Co.	3,862	45,765
HP, Inc.	4,125	101,434
Intel Corp.	12,379	616,722
International Business Machines Corp.	2,664	335,344
Intuit, Inc.	782	297,043
IPG Photonics Corp.*	106	23,722
Jack Henry & Associates, Inc.	230	37,258
Juniper Networks, Inc.	985	22,172
Keysight Technologies, Inc.*	550	72,649
KLA Corp.	459	118,840
Lam Research Corp.	429	202,604
Leidos Hldgs., Inc.	405	42,574
Mastercard, Inc. Cl A	2,634	940,180
Maxim Integrated Products, Inc.	796	70,565
Microchip Technology, Inc.	777	107,311
Micron Technology, Inc.*	3,318	249,447
Microsoft Corp.	22,468	4,997,332

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Motorola Solutions, Inc.	506	$86,050
NetApp, Inc.	668	44,248
NortonLifeLock, Inc.	1,758	36,531
NVIDIA Corp.	1,844	962,937
Oracle Corp.	5,651	365,563
Paychex, Inc.	956	89,080
Paycom Software, Inc.*	145	65,576
PayPal Hldgs., Inc.*	3,498	819,232
Qorvo, Inc.*	338	56,199
QUALCOMM, Inc.	3,397	517,499
Salesforce.com, Inc.*	2,715	604,169
Seagate Technology PLC	673	41,834
ServiceNow, Inc.*	581	319,800
Skyworks Solutions, Inc.	494	75,523
Synopsys, Inc.*	451	116,917
TE Connectivity Ltd.	988	119,617
Teradyne, Inc.	490	58,746
Texas Instruments, Inc.	2,738	449,388
Tyler Technologies, Inc.*	121	52,819
VeriSign, Inc.*	299	64,704
Visa, Inc. Cl A	5,064	1,107,649
Vontier Corp.*	407	13,594
Western Digital Corp.	898	49,740
Western Union Co.	1,232	27,030
Xerox Hldgs. Corp.	504	11,688
Xilinx, Inc.	725	102,783
Zebra Technologies Corp. Cl A*	161	61,877

		26,045,241

MATERIALS (2.5%)
Air Products & Chemicals, Inc.	658	179,779
Albemarle Corp.	318	46,911
Amcor PLC	4,703	55,354
Avery Dennison Corp.	248	38,467
Ball Corp.	979	91,223
Celanese Corp. Cl A	349	45,349
CF Industries Hldgs., Inc.	636	24,620
Corteva, Inc.	2,215	85,765
Dow, Inc.	2,216	122,988
DuPont de Nemours, Inc.	2,191	155,802
Eastman Chemical Co.	403	40,413
Ecolab, Inc.	737	159,457
FMC Corp.	389	44,708
Freeport-McMoRan, Inc.	4,323	112,485
International Flavors & Fragrances, Inc.	320	34,829
International Paper Co.	1,172	58,272
Linde PLC	1,567	412,920
LyondellBasell Industries NV Cl A	765	70,120
Martin Marietta Materials, Inc.	187	53,102
Mosaic Co.	1,022	23,516
Newmont Corp.	2,390	143,137
Nucor Corp.	908	48,297
Packaging Corp. of America	284	39,166

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
PPG Industries, Inc.	708	$102,108
Sealed Air Corp.	465	21,292
Sherwin-Williams Co.	246	180,788
Vulcan Materials Co.	398	59,027
WestRock Co.	786	34,215

		2,484,110

REAL ESTATE (2.4%)
Alexandria Real Estate Equities, Inc.	372	66,298
American Tower Corp.	1,330	298,532
AvalonBay Communities, Inc.	416	66,739
Boston Properties, Inc.	423	39,986
CBRE Group, Inc. Cl A*	1,002	62,846
Crown Castle International Corp.	1,296	206,310
Digital Realty Trust, Inc.	836	116,630
Duke Realty Corp.	1,127	45,046
Equinix, Inc.	266	189,972
Equity Residential	1,029	60,999
Essex Property Trust, Inc.	196	46,534
Extra Space Storage, Inc.	390	45,186
Federal Realty Investment Trust	206	17,535
Healthpeak Properties, Inc.	1,617	48,882
Host Hotels & Resorts, Inc.	2,105	30,796
Iron Mountain, Inc.	864	25,471
Kimco Realty Corp.	1,291	19,378
Mid-America Apartment Communities, Inc.	342	43,328
Prologis, Inc.	2,223	221,544
Public Storage	456	105,304
Realty Income Corp.	1,057	65,714
Regency Centers Corp.	476	21,701
SBA Communications Corp. Cl A	333	93,949
Simon Property Group, Inc.	987	84,171
SL Green Realty Corp.	216	12,869
UDR, Inc.	896	34,433
Ventas, Inc.	1,126	55,219
Vornado Realty Trust	467	17,438
Welltower, Inc.	1,252	80,904
Weyerhaeuser Co.	2,240	75,107

		2,298,821

UTILITIES (2.7%)
AES Corp.	1,969	46,271
Alliant Energy Corp.	746	38,441
Ameren Corp.	737	57,530
American Electric Power Co., Inc.	1,485	123,656
American Water Works Co., Inc.	541	83,027
Atmos Energy Corp.	379	36,168
CenterPoint Energy, Inc.	1,621	35,078
CMS Energy Corp.	853	52,042
Consolidated Edison, Inc.	1,019	73,643

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Dominion Energy, Inc.	2,421	$182,059
DTE Energy Co.	577	70,054
Duke Energy Corp.	2,198	201,249
Edison International	1,125	70,673
Entergy Corp.	599	59,804
Evergy, Inc.	673	37,358
Eversource Energy	1,021	88,327
Exelon Corp.	2,916	123,114
FirstEnergy Corp.	1,615	49,435
NextEra Energy, Inc.	5,844	450,865
NiSource, Inc.	1,144	26,243
NRG Energy, Inc.	729	27,374
Pinnacle West Capital Corp.	338	27,023
PPL Corp.	2,316	65,311
Public Svc. Enterprise Group, Inc.	1,517	88,441

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Sempra Energy	855	$108,936
Southern Co.	3,150	193,505
WEC Energy Group, Inc.	940	86,508
Xcel Energy, Inc.	1,569	104,605

		2,606,740

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $86,647,983) 100.3%		98,151,465

WARRANTS
ENERGY (0.0%) (1)
Occidental Petroleum Corp. — expiring 08/03/2027*	369	2,513

TOTAL WARRANTS
(Cost: $1,827) 0.0% (1)		2,513

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit	0.01	01/04/21	$102,821	$102,821

TOTAL TEMPORARY CASH INVESTMENT (Cost: $102,821) 0.1%				102,821

TOTAL INVESTMENTS (Cost: $86,752,631) 100.4%				98,256,799

OTHER NET ASSETS -0.4%				(411,118)

NET ASSETS 100.0%				$97,845,681

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (6.2%)
Activision Blizzard, Inc.	205	$19,034
Alphabet, Inc. Cl A*	80	140,211
Alphabet, Inc. Cl C*	78	136,647
AT&T, Inc.	1,900	54,644
CenturyLink, Inc.	263	2,564
Charter Communications, Inc. Cl A*	39	25,801
Comcast Corp. Cl A	1,219	63,876
Discovery, Inc. Cl A*	42	1,264
Discovery, Inc. Cl C*	79	2,069
DISH Network Corp. Cl A*	66	2,134
Electronic Arts, Inc.	77	11,057
Facebook, Inc. Cl A*	636	173,730
Fox Corp. Cl A	90	2,621
Fox Corp. Cl B	41	1,184
Interpublic Group of Cos., Inc.	104	2,446
Live Nation Entertainment, Inc.*	38	2,792
Netflix, Inc.*	117	63,265
News Corp. Cl A	105	1,887
News Corp. Cl B	33	586
Omnicom Group, Inc.	57	3,555
Take-Two Interactive Software, Inc.*	30	6,234
T-Mobile US, Inc.*	156	21,037
Twitter, Inc.*	209	11,317
Verizon Communications, Inc.	1,099	64,567
ViacomCBS, Inc. Cl B	150	5,589
Walt Disney Co.*	476	86,242

		906,353

CONSUMER DISCRETIONARY (7.3%)
Advance Auto Parts, Inc.	18	2,835
Amazon.com, Inc.*	114	371,290
Aptiv PLC	72	9,381
AutoZone, Inc.*	6	7,113
Best Buy Co., Inc.	62	6,187
Booking Hldgs., Inc.*	11	24,500
BorgWarner, Inc.	66	2,550
CarMax, Inc.*	44	4,156
Carnival Corp.	194	4,202
Chipotle Mexican Grill, Inc. Cl A*	7	9,707
Darden Restaurants, Inc.	35	4,169
Dollar General Corp.	66	13,880
Dollar Tree, Inc.*	63	6,806
Domino’s Pizza, Inc.	11	4,218
DR Horton, Inc.	88	6,065
eBay, Inc.	172	8,643
Etsy, Inc.*	33	5,871
Expedia Group, Inc.	36	4,766
Ford Motor Co.	1,038	9,124
Gap, Inc.	55	1,110
Garmin Ltd.	40	4,786
General Motors Co.	336	13,991
Genuine Parts Co.	38	3,816
Hanesbrands, Inc.	92	1,341

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Hasbro, Inc.	34	$3,180
Hilton Worldwide Hldgs., Inc.	74	8,233
Home Depot, Inc.	290	77,030
L Brands, Inc.	63	2,343
Las Vegas Sands Corp.	87	5,185
Leggett & Platt, Inc.	36	1,595
Lennar Corp. Cl A	73	5,565
LKQ Corp.*	75	2,643
Lowe’s Cos., Inc.	197	31,621
Marriott International, Inc. Cl A	70	9,234
McDonald’s Corp.	199	42,702
MGM Resorts International	108	3,403
Mohawk Industries, Inc.*	16	2,255
Newell Brands, Inc.	101	2,144
NIKE, Inc. Cl B	337	47,675
Norwegian Cruise Line Hldgs. Ltd.*	83	2,111
NVR, Inc.*	1	4,080
O’Reilly Automotive, Inc.*	20	9,051
Pool Corp.	11	4,098
PulteGroup, Inc.	71	3,062
PVH Corp.	19	1,784
Ralph Lauren Corp. Cl A	13	1,349
Ross Stores, Inc.	94	11,544
Royal Caribbean Cruises Ltd.	49	3,660
Starbucks Corp.	312	33,378
Tapestry, Inc.	74	2,300
Target Corp.	134	23,655
Tesla, Inc.*	203	143,251
Tiffany & Co.	29	3,812
TJX Cos., Inc.	319	21,785
Tractor Supply Co.	31	4,358
Ulta Beauty, Inc.*	15	4,307
Under Armour, Inc. Cl A*	51	876
Under Armour, Inc. Cl C*	52	774
VF Corp.	86	7,345
Whirlpool Corp.	17	3,068
Wynn Resorts Ltd.	26	2,934
Yum! Brands, Inc.	81	8,793

		1,076,690

CONSUMER STAPLES (3.7%)
Altria Group, Inc.	491	20,131
Archer-Daniels-Midland Co.	147	7,410
Brown-Forman Corp. Cl B	49	3,892
Campbell Soup Co.	55	2,659
Church & Dwight Co., Inc.	67	5,844
Clorox Co.	34	6,865
Coca-Cola Co.	1,025	56,211
Colgate-Palmolive Co.	228	19,496
Conagra Brands, Inc.	130	4,714
Constellation Brands, Inc. Cl A	45	9,857
Costco Wholesale Corp.	118	44,460
Estee Lauder Cos., Inc. Cl A	61	16,238
General Mills, Inc.	164	9,643

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Hershey Co.	40	$6,093
Hormel Foods Corp.	75	3,496
JM Smucker Co.	31	3,584
Kellogg Co.	68	4,232
Kimberly-Clark Corp.	91	12,270
Kraft Heinz Co.	172	5,962
Kroger Co.	206	6,543
Lamb Weston Hldgs., Inc.	39	3,071
McCormick & Co., Inc.	67	6,405
Molson Coors Beverage Co. Cl B	49	2,214
Mondelez International, Inc. Cl A	381	22,277
Monster Beverage Corp.*	99	9,156
PepsiCo, Inc.	368	54,575
Philip Morris International, Inc.	413	34,192
Procter & Gamble Co.	661	91,972
Sysco Corp.	136	10,099
Tyson Foods, Inc. Cl A	78	5,026
Walgreens Boots Alliance, Inc.	191	7,617
Walmart, Inc.	371	53,480

		549,684

ENERGY (1.3%)
Apache Corp.	100	1,419
Baker Hughes Co. Cl A	183	3,815
Cabot Oil & Gas Corp.	107	1,742
Chevron Corp.	514	43,407
Concho Resources, Inc.	52	3,034
ConocoPhillips	285	11,397
Devon Energy Corp.	102	1,613
Diamondback Energy, Inc.	42	2,033
EOG Resources, Inc.	154	7,680
Exxon Mobil Corp.	1,130	46,579
Halliburton Co.	234	4,423
Hess Corp.	72	3,801
HollyFrontier Corp.	39	1,008
Kinder Morgan, Inc.	517	7,067
Marathon Oil Corp.	210	1,401
Marathon Petroleum Corp.	174	7,197
National Oilwell Varco, Inc.	103	1,414
Occidental Petroleum Corp.	225	3,895
ONEOK, Inc.	117	4,490
Phillips 66	116	8,113
Pioneer Natural Resources Co.	43	4,897
Schlumberger NV	371	8,099
TechnipFMC PLC	112	1,053
Valero Energy Corp.	109	6,166
Williams Cos., Inc.	324	6,496

		192,239

FINANCIALS (7.4%)
Aflac, Inc.	176	7,827
Allstate Corp.	82	9,014
American Express Co.	173	20,917
American International Group, Inc.	230	8,708

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Ameriprise Financial, Inc.	32	$6,219
Aon PLC Cl A	62	13,099
Arthur J. Gallagher & Co.	52	6,433
Assurant, Inc.	16	2,180
Bank of America Corp.	2,025	61,378
Bank of New York Mellon Corp.	217	9,209
Berkshire Hathaway, Inc. Cl B*	521	120,804
BlackRock, Inc. Cl A	38	27,418
Capital One Financial Corp.	122	12,060
Cboe Global Markets, Inc.	29	2,700
Charles Schwab Corp.	397	21,057
Chubb Ltd.	120	18,470
Cincinnati Financial Corp.	41	3,582
Citigroup, Inc.	558	34,406
Citizens Financial Group, Inc.	114	4,077
CME Group, Inc. Cl A	96	17,477
Comerica, Inc.	37	2,067
Discover Financial Svcs.	81	7,333
Everest Re Group Ltd.	11	2,575
Fifth Third Bancorp	191	5,266
First Republic Bank	47	6,906
Franklin Resources, Inc.	73	1,824
Globe Life, Inc.	26	2,469
Goldman Sachs Group, Inc.	91	23,998
Hartford Financial Svcs. Group, Inc.	96	4,702
Huntington Bancshares, Inc.	272	3,435
Intercontinental Exchange, Inc.	150	17,293
Invesco Ltd.	100	1,743
iShares Core S&P 500 ETF	531	199,332
JPMorgan Chase & Co.	812	103,181
KeyCorp.	260	4,266
Lincoln National Corp.	48	2,415
Loews Corp.	63	2,836
M&T Bank Corp.	35	4,455
MarketAxess Hldgs., Inc.	10	5,706
Marsh & McLennan Cos., Inc.	135	15,795
MetLife, Inc.	205	9,625
Moody’s Corp.	43	12,480
Morgan Stanley	381	26,110
MSCI, Inc. Cl A	22	9,824
Nasdaq, Inc.	31	4,115
Northern Trust Corp.	55	5,123
People’s United Financial, Inc.	113	1,461
PNC Financial Svcs. Group, Inc.	112	16,688
Principal Financial Group, Inc.	68	3,374
Progressive Corp.	156	15,425
Prudential Financial, Inc.	106	8,275
Raymond James Financial, Inc.	33	3,157
Regions Financial Corp.	256	4,127
S&P Global, Inc.	64	21,039
State Street Corp.	94	6,841
SVB Financial Group*	14	5,430
Synchrony Financial	145	5,033
T. Rowe Price Group, Inc.	61	9,235

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Travelers Cos., Inc.	68	$9,545
Truist Financial Corp.	362	17,350
U.S. Bancorp	366	17,052
Unum Group	55	1,262
Wells Fargo & Co.	1,108	33,439
Willis Towers Watson PLC	35	7,374
WR Berkley Corp.	38	2,524
Zions Bancorp N.A.	43	1,868

		1,082,408

HEALTH CARE (7.7%)
Abbott Laboratories	470	51,460
AbbVie, Inc.	472	50,575
ABIOMED, Inc.*	12	3,891
Agilent Technologies, Inc.	82	9,716
Alexion Pharmaceuticals, Inc.*	59	9,218
Align Technology, Inc.*	19	10,153
AmerisourceBergen Corp. Cl A	39	3,813
Amgen, Inc.	157	36,097
Anthem, Inc.	66	21,192
Baxter International, Inc.	136	10,913
Becton Dickinson & Co.	77	19,267
Biogen, Inc.*	42	10,284
Bio-Rad Laboratories, Inc. Cl A*	6	3,497
Boston Scientific Corp.*	377	13,553
Bristol-Myers Squibb Co.	602	37,342
Cardinal Health, Inc.	78	4,178
Catalent, Inc.*	44	4,579
Centene Corp.*	155	9,305
Cerner Corp.	82	6,435
Cigna Corp.	97	20,193
Cooper Cos., Inc.	13	4,723
CVS Health Corp.	347	23,700
Danaher Corp.	167	37,098
DaVita, Inc.*	20	2,348
DENTSPLY SIRONA, Inc.	59	3,089
DexCom, Inc.*	25	9,243
Edwards Lifesciences Corp.*	166	15,144
Eli Lilly & Co.	212	35,794
Gilead Sciences, Inc.	334	19,459
HCA Healthcare, Inc.	70	11,512
Henry Schein, Inc.*	39	2,607
Hologic, Inc.*	69	5,025
Humana, Inc.	36	14,770
IDEXX Laboratories, Inc.*	23	11,497
Illumina, Inc.*	39	14,430
Incyte Corp.*	50	4,349
Intuitive Surgical, Inc.*	31	25,361
IQVIA Hldgs., Inc.*	52	9,317
Johnson & Johnson	699	110,009
Laboratory Corp. of America Hldgs.*	26	5,292
McKesson Corp.	43	7,479
Medtronic PLC	357	41,819
Merck & Co., Inc.	673	55,051
Mettler-Toledo International, Inc.*	7	7,978

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
PerkinElmer, Inc.	30	$4,305
Perrigo Co. PLC	37	1,655
Pfizer, Inc.	1,477	54,368
Quest Diagnostics, Inc.	36	4,290
Regeneron Pharmaceuticals, Inc.*	28	13,527
ResMed, Inc.	39	8,290
STERIS PLC	23	4,359
Stryker Corp.	87	21,319
Teleflex, Inc.	12	4,939
Thermo Fisher Scientific, Inc.	106	49,373
UnitedHealth Group, Inc.	253	88,722
Universal Health Svcs., Inc. Cl B	21	2,887
Varian Medical Systems, Inc.*	24	4,200
Vertex Pharmaceuticals, Inc.*	70	16,544
Viatris, Inc.*	321	6,016
Waters Corp.*	17	4,206
West Pharmaceutical Svcs., Inc.	20	5,666
Zimmer Biomet Hldgs., Inc.	55	8,475
Zoetis, Inc. Cl A	127	21,019

		1,136,915

INDUSTRIALS (4.8%)
3M Co.	154	26,918
Alaska Air Group, Inc.	32	1,664
Allegion PLC	25	2,909
American Airlines Group, Inc.	161	2,539
AMETEK, Inc.	62	7,498
AO Smith Corp.	36	1,974
Boeing Co.	141	30,182
Carrier Global Corp.	220	8,298
Caterpillar, Inc.	145	26,393
CH Robinson Worldwide, Inc.	37	3,473
Cintas Corp.	23	8,129
Copart, Inc.*	56	7,126
CSX Corp.	204	18,513
Cummins, Inc.	40	9,084
Deere & Co.	83	22,331
Delta Air Lines, Inc.	168	6,756
Dover Corp.	39	4,924
Eaton Corp. PLC	106	12,735
Emerson Electric Co.	159	12,779
Equifax, Inc.	33	6,364
Expeditors International of Washington, Inc.	46	4,375
Fastenal Co.	154	7,520
FedEx Corp.	65	16,876
Flowserve Corp.	34	1,253
Fortive Corp.	90	6,374
Fortune Brands Home & Security, Inc.	37	3,172
General Dynamics Corp.	62	9,227
General Electric Co.	2,308	24,926
Honeywell International, Inc.	188	39,988
Howmet Aerospace, Inc.	104	2,968

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Huntington Ingalls Industries, Inc.	11	$1,875
IDEX Corp.	20	3,984
IHS Markit Ltd.	134	12,037
Illinois Tool Works, Inc.	77	15,699
Ingersoll Rand, Inc.*	100	4,556
Jacobs Engineering Group, Inc.	35	3,813
JB Hunt Transport Svcs., Inc.	22	3,006
Johnson Controls International PLC	194	9,038
Kansas City Southern	25	5,103
L-3 Harris Technologies, Inc.	56	10,585
Lockheed Martin Corp.	66	23,429
Masco Corp.	70	3,845
Nielsen Hldgs. PLC	95	1,983
Norfolk Southern Corp.	68	16,157
Northrop Grumman Corp.	41	12,494
Old Dominion Freight Line, Inc.	26	5,075
Otis Worldwide Corp.	109	7,363
PACCAR, Inc.	93	8,024
Parker-Hannifin Corp.	35	9,534
Pentair PLC	45	2,389
Quanta Svcs., Inc.	38	2,737
Raytheon Technologies Corp.	402	28,747
Republic Svcs., Inc. Cl A	56	5,393
Robert Half International, Inc.	31	1,937
Rockwell Automation, Inc.	32	8,026
Rollins, Inc.	59	2,305
Roper Technologies, Inc.	28	12,070
Snap-on, Inc.	15	2,567
Southwest Airlines Co.	156	7,271
Stanley Black & Decker, Inc.	43	7,678
Teledyne Technologies, Inc.*	10	3,920
Textron, Inc.	61	2,948
Trane Technologies PLC	65	9,436
TransDigm Group, Inc.*	14	8,664
Union Pacific Corp.	180	37,480
United Airlines Hldgs., Inc.*	77	3,330
United Parcel Svc., Inc. Cl B	190	31,996
United Rentals, Inc.*	19	4,406
Verisk Analytics, Inc. Cl A	43	8,926
Waste Management, Inc.	103	12,147
Westinghouse Air Brake Technologies Corp.	48	3,513
WW Grainger, Inc.	12	4,900
Xylem, Inc.	48	4,886

		712,540

INFORMATION TECHNOLOGY (15.9%)
Accenture PLC Cl A	169	44,145
Adobe, Inc.*	127	63,515
Advanced Micro Devices, Inc.*	317	29,072
Akamai Technologies, Inc.*	44	4,620
Amphenol Corp. Cl A	80	10,462
Analog Devices, Inc.	98	14,478
ANSYS, Inc.*	23	8,368
Apple, Inc.	4,236	562,075

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Applied Materials, Inc.	243	$20,971
Arista Networks, Inc.*	14	4,068
Autodesk, Inc.*	58	17,710
Automatic Data Processing, Inc.	114	20,087
Broadcom, Inc.	107	46,850
Broadridge Financial Solutions, Inc.	31	4,749
Cadence Design Systems, Inc.*	73	9,959
CDW Corp.	39	5,140
Cisco Systems, Inc.	1,127	50,433
Citrix Systems, Inc.	33	4,293
Cognizant Technology Solutions Corp. Cl A	143	11,719
Corning, Inc.	205	7,380
DXC Technology Co.	67	1,725
F5 Networks, Inc.*	16	2,815
Fidelity National Information Svcs., Inc.	166	23,482
Fiserv, Inc.*	153	17,421
FleetCor Technologies, Inc.*	23	6,275
FLIR Systems, Inc.	35	1,534
Fortinet, Inc.*	36	5,347
Gartner, Inc.*	24	3,845
Global Payments, Inc.	80	17,234
Hewlett Packard Enterprise Co.	344	4,076
HP, Inc.	368	9,049
Intel Corp.	1,102	54,902
International Business Machines Corp.	238	29,959
Intuit, Inc.	70	26,590
IPG Photonics Corp.*	10	2,238
Jack Henry & Associates, Inc.	21	3,402
Juniper Networks, Inc.	88	1,981
Keysight Technologies, Inc.*	49	6,472
KLA Corp.	41	10,615
Lam Research Corp.	39	18,418
Leidos Hldgs., Inc.	37	3,889
Mastercard, Inc. Cl A	235	83,881
Maxim Integrated Products, Inc.	71	6,294
Microchip Technology, Inc.	69	9,530
Micron Technology, Inc.*	296	22,253
Microsoft Corp.	2,000	444,840
Motorola Solutions, Inc.	45	7,653
NetApp, Inc.	59	3,908
NortonLifeLock, Inc.	157	3,263
NVIDIA Corp.	165	86,163
Oracle Corp.	503	32,539
Paychex, Inc.	86	8,013
Paycom Software, Inc.*	13	5,879
PayPal Hldgs., Inc.*	312	73,070
Qorvo, Inc.*	31	5,154
QUALCOMM, Inc.	303	46,159
Salesforce.com, Inc.*	242	53,852
Seagate Technology PLC	60	3,730
ServiceNow, Inc.*	52	28,622
Skyworks Solutions, Inc.	44	6,727

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Synopsys, Inc.*	41	$10,629
TE Connectivity Ltd.	88	10,654
Teradyne, Inc.	44	5,275
Texas Instruments, Inc.	244	40,048
Tyler Technologies, Inc.*	11	4,802
VeriSign, Inc.*	27	5,843
Visa, Inc. Cl A	451	98,647
Vontier Corp.*	37	1,236
Western Digital Corp.	80	4,431
Western Union Co.	110	2,413
Xerox Hldgs. Corp.	45	1,044
Xilinx, Inc.	65	9,215
Zebra Technologies Corp. Cl A*	14	5,381

		2,322,511

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	59	16,120
Albemarle Corp.	29	4,278
Amcor PLC	419	4,932
Avery Dennison Corp.	22	3,412
Ball Corp.	88	8,200
Celanese Corp. Cl A	32	4,158
CF Industries Hldgs., Inc.	57	2,206
Corteva, Inc.	198	7,667
Dow, Inc.	198	10,989
DuPont de Nemours, Inc.	195	13,866
Eastman Chemical Co.	36	3,610
Ecolab, Inc.	66	14,280
FMC Corp.	35	4,023
Freeport-McMoRan, Inc.	384	9,992
International Flavors & Fragrances, Inc.	29	3,156
International Paper Co.	105	5,221
Linde PLC	140	36,891
LyondellBasell Industries NV Cl A	67	6,141
Martin Marietta Materials, Inc.	17	4,828
Mosaic Co.	91	2,094
Newmont Corp.	213	12,756
Nucor Corp.	80	4,255
Packaging Corp. of America	25	3,448
PPG Industries, Inc.	63	9,086
Sealed Air Corp.	42	1,923
Sherwin-Williams Co.	22	16,168
Vulcan Materials Co.	36	5,339
WestRock Co.	70	3,047

		222,086

REAL ESTATE (1.4%)
Alexandria Real Estate Equities, Inc.	33	5,881
American Tower Corp.	119	26,711
AvalonBay Communities, Inc.	37	5,936
Boston Properties, Inc.	37	3,498
CBRE Group, Inc. Cl A*	90	5,645
Crown Castle International Corp.	115	18,307

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Digital Realty Trust, Inc.	74	$10,324
Duke Realty Corp.	100	3,997
Equinix, Inc.	24	17,140
Equity Residential	92	5,454
Essex Property Trust, Inc.	17	4,036
Extra Space Storage, Inc.	35	4,055
Federal Realty Investment Trust	18	1,532
Healthpeak Properties, Inc.	144	4,353
Host Hotels & Resorts, Inc.	188	2,750
Iron Mountain, Inc.	77	2,270
Kimco Realty Corp.	114	1,711
Mid-America Apartment Communities, Inc.	31	3,927
Prologis, Inc.	198	19,733
Public Storage	41	9,468
Realty Income Corp.	94	5,844
Regency Centers Corp.	42	1,915
SBA Communications Corp. Cl A	30	8,464
Simon Property Group, Inc.	87	7,419
SL Green Realty Corp.	20	1,192
UDR, Inc.	79	3,036
Ventas, Inc.	100	4,904
Vornado Realty Trust	41	1,531
Welltower, Inc.	111	7,173
Weyerhaeuser Co.	200	6,706

		204,912

UTILITIES (1.6%)
AES Corp.	176	4,136
Alliant Energy Corp.	67	3,452
Ameren Corp.	66	5,152
American Electric Power Co., Inc.	133	11,075
American Water Works Co., Inc.	49	7,520
Atmos Energy Corp.	34	3,245
CenterPoint Energy, Inc.	145	3,138
CMS Energy Corp.	76	4,637
Consolidated Edison, Inc.	90	6,504
Dominion Energy, Inc.	216	16,243
DTE Energy Co.	52	6,313
Duke Energy Corp.	196	17,946
Edison International	101	6,345
Entergy Corp.	54	5,391
Evergy, Inc.	60	3,331
Eversource Energy	91	7,872
Exelon Corp.	260	10,977
FirstEnergy Corp.	144	4,408
NextEra Energy, Inc.	520	40,118
NiSource, Inc.	102	2,340
NRG Energy, Inc.	65	2,441
Pinnacle West Capital Corp.	30	2,398
PPL Corp.	206	5,809
Public Svc. Enterprise Group, Inc.	135	7,870
Sempra Energy	76	9,683
Southern Co.	281	17,262

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
WEC Energy Group, Inc.	84	$7,731
Xcel Energy, Inc.	140	9,334

		232,671

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $7,576,203) 58.8%		8,639,009

ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.1%)
Cardlytics, Inc.*	116	16,561
Cogent Communications Hldgs., Inc.	153	9,160
Discovery, Inc. Cl A*	185	5,566
Discovery, Inc. Cl C*	953	24,959
ORBCOMM, Inc.*	1,668	12,377
Pinterest, Inc. CL A*	194	12,785
Take-Two Interactive Software, Inc.*	75	15,584
TEGNA, Inc.	1,768	24,664
Twitter, Inc.*	163	8,827
ViacomCBS, Inc. Cl B	150	5,589
World Wrestling Entertainment, Inc. Cl A	100	4,805
Zynga, Inc. Cl A*	1,847	18,230

		159,107

CONSUMER DISCRETIONARY (5.1%)
Aptiv PLC	91	11,857
AutoZone, Inc.*	23	27,265
Bloomin’ Brands, Inc.	1,986	38,568
Bright Horizons Family Solutions, Inc.*	66	11,417
Caesars Entertainment, Inc.*	495	36,764
Capri Hldgs. Ltd.*	809	33,978
Chegg, Inc.*	249	22,492
Darden Restaurants, Inc.	97	11,555
Deckers Outdoor Corp.*	46	13,192
Extended Stay America, Inc.	4,145	61,387
Five Below, Inc.*	314	54,944
Foot Locker, Inc.	121	4,893
Fox Factory Hldg. Corp.*	161	17,019
Haverty Furniture Cos., Inc.	401	11,096
Johnson Outdoors, Inc. Cl A	108	12,164
Lithia Motors, Inc. Cl A	187	54,729
Marriott Vacations Worldwide Corp.	393	53,928
Meritage Homes Corp.*	117	9,690
NVR, Inc.*	4	16,319
Oxford Industries, Inc.	184	12,054
Ralph Lauren Corp. Cl A	187	19,399
Skyline Champion Corp.*	515	15,934
Sonic Automotive, Inc. Cl A	576	22,216
Sonos, Inc.*	961	22,478
Stamps.com, Inc.*	38	7,455
Taylor Morrison Home Corp. Cl A*	427	10,952
Tempur Sealy International, Inc.*	668	18,036

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Tractor Supply Co.	156	$21,930
Williams-Sonoma, Inc.	553	56,318
Winnebago Industries, Inc.	314	18,821
XPEL, Inc.*	125	6,445
YETI Hldgs., Inc.*	208	14,242

		749,537

CONSUMER STAPLES (1.1%)
BJ’s Wholesale Club Hldgs., Inc.*	226	8,425
Church & Dwight Co., Inc.	325	28,350
Constellation Brands, Inc. Cl A	234	51,258
Crimson Wine Group Ltd.*	2,162	11,566
Freshpet, Inc.*	116	16,471
TreeHouse Foods, Inc.*	1,060	45,039
Tyson Foods, Inc. Cl A	67	4,318

		165,427

ENERGY (0.9%)
Baker Hughes Co. Cl A	187	3,899
ChampionX Corp.*	1,056	16,157
Cheniere Energy, Inc.*	269	16,148
Devon Energy Corp.	2,889	45,675
Hess Corp.	82	4,329
MPLX LP	216	4,676
PBF Energy, Inc. Cl A	2,117	15,031
Williams Cos., Inc.	1,063	21,313

		127,228

FINANCIALS (5.8%)
American Equity Investment Life Hldg. Co.	497	13,747
American Financial Group, Inc.	233	20,415
Ameriprise Financial, Inc.	172	33,425
Argo Group International Hldgs. Ltd.	244	10,663
Associated Banc-Corp.	429	7,314
BancFirst Corp.	287	16,847
Bank of Marin Bancorp	218	7,486
Banner Corp.	458	21,338
Brookline Bancorp, Inc.	1,413	17,012
Brown & Brown, Inc.	352	16,688
Bryn Mawr Bank Corp.	435	13,309
Cboe Global Markets, Inc.	105	9,778
Dime Community Bancshares, Inc.	628	9,904
Discover Financial Svcs.	292	26,436
Ellington Financial, Inc.	1,335	19,812
Enterprise Financial Svcs. Corp.	438	15,308
Essent Group Ltd.	436	18,835
Everest Re Group Ltd.	43	10,066
Fifth Third Bancorp	899	24,785
First Financial Bankshares, Inc.	323	11,684
First Interstate BancSystem, Inc. Cl A	683	27,846

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
First Republic Bank	118	$17,337
Globe Life, Inc.	165	15,668
Great Southern Bancorp, Inc.	189	9,242
Green Dot Corp. Cl A*	284	15,847
Hancock Whitney Corp.	518	17,622
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	138	8,753
Hartford Financial Svcs. Group, Inc.	520	25,470
Houlihan Lokey, Inc. Cl A	131	8,807
Investors Bancorp, Inc.	986	10,412
iShares Micro-Cap ETF	68	8,068
iShares Russell Mid-Cap ETF	300	20,565
iShares Russell Mid-Cap Value ETF	210	20,362
KeyCorp.	689	11,307
Lincoln National Corp.	107	5,383
M&T Bank Corp.	141	17,950
Moelis & Co. Cl A	750	35,070
Peoples Bancorp, Inc.	217	5,879
Primerica, Inc.	181	24,241
Progressive Corp.	181	17,898
Raymond James Financial, Inc.	104	9,950
Reinsurance Group of America, Inc. Cl A	78	9,040
RLI Corp.	98	10,207
Safety Insurance Group, Inc.	58	4,518
Selective Insurance Group, Inc.	388	25,988
Starwood Property Trust, Inc.	1,076	20,767
Stifel Financial Corp.	244	12,312
Stock Yards Bancorp, Inc.	895	36,230
SVB Financial Group*	38	14,737
Synchrony Financial	209	7,254
TriCo Bancshares	356	12,560
UMB Financial Corp.	247	17,041
Voya Financial, Inc.	178	10,468
Webster Financial Corp.	233	9,821
Zions Bancorp N.A.	225	9,774

		859,246

HEALTH CARE (6.1%)
1Life Healthcare, Inc.*	213	9,297
ACADIA Pharmaceuticals, Inc.*	242	12,937
Acceleron Pharma, Inc.*	53	6,781
Agilent Technologies, Inc.	293	34,718
Align Technology, Inc.*	30	16,032
Allakos, Inc.*	48	6,720
Alnylam Pharmaceuticals, Inc.*	54	7,018
Amicus Therapeutics, Inc.*	486	11,222
Arrowhead Pharmaceuticals, Inc.*	177	13,581
Biohaven Pharmaceutical Hldg. Co. Ltd.*	95	8,143
Blueprint Medicines Corp.*	105	11,776
CareDx, Inc.*	141	10,216
Centene Corp.*	144	8,644
Chemed Corp.	30	15,978

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
ChemoCentryx, Inc.*	123	$7,616
Coherus Biosciences, Inc.*	311	5,405
CRISPR Therapeutics AG*	45	6,890
Emergent BioSolutions, Inc.*	137	12,275
Envista Hldgs. Corp.*	230	7,758
Esperion Therapeutics, Inc.*	179	4,654
Exact Sciences Corp.*	72	9,539
Fate Therapeutics, Inc.*	139	12,639
FibroGen, Inc.*	166	6,157
Globus Medical, Inc. Cl A*	122	7,957
HealthEquity, Inc.*	174	12,129
Hill-Rom Hldgs., Inc.	90	8,817
Horizon Therapeutics PLC*	403	29,479
Humana, Inc.	33	13,539
IDEXX Laboratories, Inc.*	23	11,497
Incyte Corp.*	90	7,828
Inmode Ltd.*	132	6,267
Insmed, Inc.*	224	7,457
Inspire Medical Systems, Inc.*	56	10,533
Insulet Corp.*	46	11,759
Intersect ENT, Inc.*	281	6,435
Invitae Corp.*	303	12,668
iRhythm Technologies, Inc.*	70	16,605
Karyopharm Therapeutics, Inc.*	298	4,613
Kodiak Sciences, Inc.*	87	12,781
Krystal Biotech, Inc.*	75	4,500
LHC Group, Inc.*	81	17,279
Madrigal Pharmaceuticals, Inc.*	45	5,003
Masimo Corp.*	28	7,515
Medpace Hldgs., Inc.*	56	7,795
Mettler-Toledo International, Inc.*	16	18,235
Mirati Therapeutics, Inc.*	66	14,496
Moderna, Inc.*	90	9,402
NanoString Technologies, Inc.*	340	22,739
NantKwest, Inc.*	380	5,065
Natera, Inc.*	134	13,336
Neogen Corp.*	113	8,961
NeoGenomics, Inc.*	227	12,222
Nevro Corp.*	40	6,924
Novavax, Inc.*	55	6,133
Omnicell, Inc.*	97	11,642
Orchard Therapeutics PLC*	575	2,484
OrthoPediatrics Corp.*	96	3,960
Pacific Biosciences of California, Inc.*	629	16,316
Penumbra, Inc.*	53	9,275
Quidel Corp.*	57	10,240
Repligen Corp.*	91	17,439
Sage Therapeutics, Inc.*	112	9,689
Schrodinger, Inc.*	97	7,680
SeaSpine Hldgs. Corp.*	519	9,057
Sientra, Inc.*	3,129	12,172
Silk Road Medical, Inc.*	104	6,550
Simulations Plus, Inc.	194	13,952
Sorrento Therapeutics, Inc.*	510	3,481

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
STAAR Surgical Co.*	147	$11,645
Supernus Pharmaceuticals, Inc.*	923	23,223
Syneos Health, Inc. Cl A*	255	17,373
Tactile Systems Technology, Inc.*	144	6,471
Tandem Diabetes Care, Inc.*	163	15,596
Theravance Biopharma, Inc.*	195	3,465
Ultragenyx Pharmaceutical, Inc.*	95	13,151
Veeva Systems, Inc. Cl A*	66	17,969
Vericel Corp.*	929	28,689
Xencor, Inc.*	144	6,283
Zimmer Biomet Hldgs., Inc.	171	26,349

		890,116

INDUSTRIALS (7.0%)
Alaska Air Group, Inc.	582	30,264
Arcosa, Inc.	380	20,873
Array Technologies, Inc.*	188	8,110
Axon Enterprise, Inc.*	188	23,036
Bloom Energy Corp. Cl A*	344	9,859
Boise Cascade Co.	296	14,149
Builders FirstSource, Inc.*	369	15,059
Carlisle Cos., Inc.	270	42,169
Casella Waste Systems, Inc. Cl A*	117	7,248
Clean Harbors, Inc.*	150	11,415
Deluxe Corp.	922	26,922
Dover Corp.	249	31,436
Ducommun, Inc.*	138	7,411
EMCOR Group, Inc.	154	14,085
Encore Wire Corp.	411	24,894
EnPro Industries, Inc.	313	23,638
ESCO Technologies, Inc.	306	31,585
Exponent, Inc.	127	11,434
Federal Signal Corp.	290	9,619
Franklin Electric Co., Inc.	146	10,105
Generac Hldgs., Inc.*	54	12,280
Gorman-Rupp Co.	260	8,437
HEICO Corp. Cl A	123	14,398
IAA, Inc.*	307	19,949
ICF International, Inc.	193	14,346
Jacobs Engineering Group, Inc.	100	10,896
Kansas City Southern	102	20,822
L-3 Harris Technologies, Inc.	94	17,768
Lennox International, Inc.	70	19,178
Masonite International Corp.*	98	9,637
Miller Industries, Inc.	1,100	41,822
Mueller Industries, Inc.	1,448	50,839
Old Dominion Freight Line, Inc.	242	47,233
Oshkosh Corp.	113	9,726
Plug Power, Inc.*	306	10,377
Quanta Svcs., Inc.	203	14,620
Rexnord Corp.	501	19,785
Rockwell Automation, Inc.	73	18,309
Saia, Inc.*	85	15,368

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Simpson Manufacturing Co., Inc.	168	$15,700
SPX FLOW, Inc.*	594	34,429
Stanley Black & Decker, Inc.	81	14,463
Sunrun, Inc.*	263	18,247
Teledyne Technologies, Inc.*	32	12,543
Tetra Tech, Inc.	95	10,999
Trane Technologies PLC	190	27,580
TransUnion	101	10,021
Trex Co., Inc.*	480	40,186
UFP Industries, Inc.	337	18,720
Upwork, Inc.*	331	11,426
VSE Corp.	622	23,941
Werner Enterprises, Inc.	309	12,119
WESCO International, Inc. Preferred	36	1,125
Woodward, Inc.	176	21,390

		1,021,990

INFORMATION TECHNOLOGY (6.9%)
Akoustis Technologies, Inc.*	526	6,433
Altair Engineering, Inc. Cl A*	154	8,960
Amphenol Corp. Cl A	162	21,184
Analog Devices, Inc.	91	13,443
Blackline, Inc.*	124	16,539
Cambium Networks Corp.*	333	8,352
Ciena Corp.*	420	22,197
Cloudera, Inc.*	1,350	18,779
CMC Materials, Inc.	65	9,834
Cohu, Inc.	586	22,373
Concentrix Corp.*	170	16,779
Domo, Inc. Cl B*	215	13,711
DXC Technology Co.	624	16,068
EchoStar Corp. Cl A*	112	2,373
EPAM Systems, Inc.*	70	25,084
Euronet Worldwide, Inc.*	142	20,579
Everspin Technologies, Inc.*	891	4,099
Five9, Inc.*	403	70,283
FLIR Systems, Inc.	240	10,519
Globant S.A.*	75	16,321
Guidewire Software, Inc.*	93	11,972
Hewlett Packard Enterprise Co.	804	9,528
II-VI, Inc.*	508	38,588
Keysight Technologies, Inc.*	61	8,058
KLA Corp.	73	18,901
Lattice Semiconductor Corp.*	207	9,485
LivePerson, Inc.*	240	14,935
Lumentum Hldgs., Inc.*	275	26,070
ManTech International Corp. Cl A	151	13,430
Marvell Technology Group Ltd.	224	10,649
MAXIMUS, Inc.	99	7,246
MaxLinear, Inc. Cl A*	540	20,623
Microchip Technology, Inc.	82	11,325
MKS Instruments, Inc.	81	12,186
Monolithic Power Systems, Inc.	50	18,311
Motorola Solutions, Inc.	84	14,285

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
New Relic, Inc.*	81	$5,297
NortonLifeLock, Inc.	187	3,885
Novanta, Inc.*	95	11,231
Okta, Inc. Cl A*	66	16,781
Palo Alto Networks, Inc.*	32	11,373
Perficient, Inc.*	511	24,349
Ping Identity Hldg. Corp.*	223	6,387
Plexus Corp.*	95	7,430
Proofpoint, Inc.*	123	16,778
PTC, Inc.*	213	25,477
Q2 Hldgs., Inc.*	92	11,641
Qorvo, Inc.*	68	11,307
Rapid7, Inc.*	322	29,032
Richardson Electronics Ltd.*	1,767	8,322
RingCentral, Inc. Cl A*	22	8,337
Sailpoint Technologies Hldgs., Inc.*	567	30,187
Sequans Communications S.A.*	807	4,874
Silicon Laboratories, Inc.*	90	11,461
SiTime Corp.*	63	7,052
Skyworks Solutions, Inc.	64	9,784
Splunk, Inc.*	114	19,367
Synaptics, Inc.*	196	18,894
Synopsys, Inc.*	77	19,961
Twilio, Inc. Cl A*	71	24,034
ViaSat, Inc.*	839	27,393
Western Digital Corp.	72	3,988
Xperi Hldg. Corp.	957	20,001
Zendesk, Inc.*	216	30,914

		1,015,039

MATERIALS (2.1%)
Ashland Global Hldgs., Inc.	119	9,425
Avient Corp.	329	13,252
Coeur Mining, Inc.*	3,268	33,824
Crown Hldgs., Inc.*	659	66,032
Ferro Corp.*	1,000	14,630
FMC Corp.	66	7,585
Freeport-McMoRan, Inc.	622	16,184
Hawkins, Inc.	71	3,714
Innospec, Inc.	118	10,705
International Flavors & Fragrances, Inc.	93	10,123
Kaiser Aluminum Corp.	134	13,252
Newmont Corp.	576	34,497
Packaging Corp. of America	185	25,513
Steel Dynamics, Inc.	163	6,010
Stepan Co.	91	10,858
Valvoline, Inc.	1,093	25,292
Vulcan Materials Co.	92	13,645

		314,541

REAL ESTATE (2.7%)
Alexander’s, Inc.	33	9,153
American Campus Communities, Inc.	154	6,587

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Apartment Income REIT Corp.*	197	$7,567
AvalonBay Communities, Inc.	54	8,663
Brandywine Realty Trust	610	7,265
Camden Property Trust	108	10,791
Cousins Properties, Inc.	472	15,812
CTO Realty Growth, Inc.	123	5,186
Duke Realty Corp.	1,252	50,042
Easterly Government Properties, Inc.	1,256	28,448
EastGroup Properties, Inc.	63	8,698
Equity Commonwealth	494	13,476
Equity LifeStyle Properties, Inc.	86	5,449
Highwoods Properties, Inc.	371	14,703
Host Hotels & Resorts, Inc.	764	11,178
Industrial Logistics Properties Trust	546	12,716
JBG SMITH Properties	328	10,256
Kilroy Realty Corp.	323	18,540
Medical Properties Trust, Inc.	864	18,826
Physicians Realty Trust	292	5,198
PotlatchDeltic Corp.	289	14,456
Prologis, Inc.	129	12,856
QTS Realty Trust, Inc. Cl A	319	19,740
Realty Income Corp.	130	8,082
Redfin Corp.*	238	16,334
Sabra Health Care REIT, Inc.	553	9,606
Sun Communities, Inc.	134	20,361
Vornado Realty Trust	82	3,062
Welltower, Inc.	333	21,518
Weyerhaeuser Co.	160	5,365

		399,934

UTILITIES (1.8%)
AES Corp.	448	10,528
Ameren Corp.	192	14,987
Atmos Energy Corp.	80	7,634
Avista Corp.	395	15,855
Black Hills Corp.	289	17,759
Chesapeake Utilities Corp.	122	13,201
DTE Energy Co.	110	13,355
Entergy Corp.	118	11,781
Evergy, Inc.	608	33,752
Fortis, Inc.	436	17,798
NiSource, Inc.	1,086	24,913
NorthWestern Corp.	189	11,021
Portland General Electric Co.	303	12,959
PPL Corp.	300	8,460
Public Svc. Enterprise Group, Inc.	273	15,916
Sempra Energy	197	25,100
Spire, Inc.	192	12,296

		267,315

TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $5,057,245) 40.6%		5,969,480

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.7%)
Citibank, New York Time Deposit	0.01	01/04/21	$77,435	$77,435
JP Morgan Chase, New York Time Deposit	0.01	01/04/21	34,307	34,307

				111,742

TOTAL TEMPORARY CASH INVESTMENT (Cost: $111,742) 0.7%				111,742

TOTAL INVESTMENTS (Cost: $12,745,190) 100.1%				14,720,231

OTHER NET ASSETS -0.1%				(21,612)

NET ASSETS 100.0%				$14,698,619

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.4%)
ORBCOMM, Inc.*	8,534	$63,322
TEGNA, Inc.	8,636	120,472

		183,794

CONSUMER DISCRETIONARY (11.9%)
Bloomin’ Brands, Inc.	6,061	117,705
Capri Hldgs. Ltd.*	2,679	112,518
Extended Stay America, Inc.	9,015	133,512
Haverty Furniture Cos., Inc.	1,971	54,538
Johnson Outdoors, Inc. Cl A	585	65,889
Marriott Vacations Worldwide Corp.	988	135,573
Meritage Homes Corp.*	611	50,603
Oxford Industries, Inc.	897	58,762
Sonic Automotive, Inc. Cl A	2,877	110,966
Williams-Sonoma, Inc.	668	68,029

		908,095

CONSUMER STAPLES (2.7%)
Crimson Wine Group Ltd.*	10,511	56,234
TreeHouse Foods, Inc.*	3,416	145,146

		201,380

ENERGY (3.2%)
ChampionX Corp.*	5,167	79,055
Devon Energy Corp.	7,181	113,532
PBF Energy, Inc. Cl A	7,562	53,690

		246,277

FINANCIALS (25.3%)
American Equity Investment Life Hldg. Co.	2,532	70,035
Argo Group International Hldgs. Ltd.	1,292	56,460
BancFirst Corp.	1,405	82,474
Bank of Marin Bancorp	1,131	38,839
Banner Corp.	2,356	109,766
Brookline Bancorp, Inc.	7,105	85,544
Bryn Mawr Bank Corp.	2,163	66,177
Dime Community Bancshares, Inc.	3,876	61,125
Ellington Financial, Inc.	6,796	100,853
Enterprise Financial Svcs. Corp.	2,331	81,469
Essent Group Ltd.	2,192	94,694
First Interstate BancSystem, Inc. Cl A	3,476	141,717
Great Southern Bancorp, Inc.	1,027	50,220
Green Dot Corp. Cl A*	1,394	77,785
Hancock Whitney Corp.	2,522	85,798
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	677	42,942
Investors Bancorp, Inc.	5,027	53,085
Moelis & Co. Cl A	1,465	68,503
Peoples Bancorp, Inc.	1,073	29,068
Safety Insurance Group, Inc.	328	25,551
Selective Insurance Group, Inc.	1,893	126,793
Stifel Financial Corp.	1,210	61,057
Stock Yards Bancorp, Inc.	4,311	174,509

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
TriCo Bancshares	1,775	$62,622
UMB Financial Corp.	1,289	88,928

		1,936,014

HEALTH CARE (6.2%)
NanoString Technologies, Inc.*	1,040	69,555
Novavax, Inc.*	292	32,561
Pacific Biosciences of California, Inc.*	1,144	29,675
SeaSpine Hldgs. Corp.*	2,691	46,958
Sientra, Inc.*	7,796	30,327
Supernus Pharmaceuticals, Inc.*	3,425	86,173
Syneos Health, Inc. Cl A*	1,241	84,549
Vericel Corp.*	3,121	96,377

		476,175

INDUSTRIALS (20.2%)
Arcosa, Inc.	1,950	107,113
Boise Cascade Co.	1,455	69,549
Builders FirstSource, Inc.*	1,895	77,335
Deluxe Corp.	4,488	131,050
Encore Wire Corp.	2,007	121,564
EnPro Industries, Inc.	1,555	117,434
ICF International, Inc.	530	39,395
Miller Industries, Inc.	5,607	213,178
Mueller Industries, Inc.	5,129	180,079
Rexnord Corp.	2,590	102,279
SPX FLOW, Inc.*	1,779	103,111
UFP Industries, Inc.	1,647	91,491
VSE Corp.	3,157	121,513
Werner Enterprises, Inc.	1,608	63,066
WESCO International, Inc. Preferred	213	6,656

		1,544,813

INFORMATION TECHNOLOGY (9.6%)
Cloudera, Inc.*	3,778	52,552
Cohu, Inc.	1,724	65,822
Concentrix Corp.*	832	82,118
EchoStar Corp. Cl A*	695	14,727
Everspin Technologies, Inc.*	2,075	9,545
II-VI, Inc.*	1,301	98,824
ManTech International Corp. Cl A	785	69,818
Perficient, Inc.*	652	31,068
Plexus Corp.*	495	38,714
Richardson Electronics Ltd.*	10,252	48,287
Sequans Communications S.A.*	3,913	23,635
Synaptics, Inc.*	425	40,970
ViaSat, Inc.*	1,853	60,500
Xperi Hldg. Corp.	4,708	98,397

		734,977

MATERIALS (4.9%)
Avient Corp.	1,668	67,187
Coeur Mining, Inc.*	9,909	102,558
Ferro Corp.*	5,050	73,882

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Kaiser Aluminum Corp.	673	$66,560
Stepan Co.	510	60,853

		371,040

REAL ESTATE (9.5%)
Alexander’s, Inc.	112	31,063
Cousins Properties, Inc.	2,445	81,908
CTO Realty Growth, Inc.	666	28,079
Easterly Government Properties, Inc.	4,828	109,354
Equity Commonwealth	2,409	65,718
Highwoods Properties, Inc.	1,934	76,644
Industrial Logistics Properties Trust	2,870	66,842
JBG SMITH Properties	1,687	52,752

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Medical Properties Trust, Inc.	4,014	$87,465
PotlatchDeltic Corp.	1,493	74,680
Sabra Health Care REIT, Inc.	2,831	49,174

		723,679

UTILITIES (3.7%)
Avista Corp.	2,046	82,126
Black Hills Corp.	1,405	86,337
NorthWestern Corp.	959	55,919
Spire, Inc.	938	60,070

		284,452

TOTAL COMMON STOCKS
(Cost: $7,170,810) 99.6%		7,610,696

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.1%)
Citibank, New York Time Deposit	0.01	01/04/21	$85,259	$85,259

TOTAL TEMPORARY CASH INVESTMENT (Cost: $85,259) 1.1%				85,259

TOTAL INVESTMENTS (Cost: $7,256,069) 100.7%				7,695,955

OTHER NET ASSETS -0.7%				(53,016)

NET ASSETS 100.0%				$7,642,939

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.2%)
Cardlytics, Inc.*	1,087	$155,191
Cogent Communications Hldgs., Inc.	1,441	86,273
World Wrestling Entertainment, Inc. Cl A	948	45,551
Zynga, Inc. Cl A*	4,534	44,751

		331,766

CONSUMER DISCRETIONARY (16.2%)
Bloomin’ Brands, Inc.	7,429	144,271
Caesars Entertainment, Inc.*	3,175	235,807
Chegg, Inc.*	1,010	91,233
Deckers Outdoor Corp.*	424	121,595
Extended Stay America, Inc.	11,931	176,698
Five Below, Inc.*	1,231	215,400
Fox Factory Hldg. Corp.*	1,495	158,037
Lithia Motors, Inc. Cl A	816	238,819
Marriott Vacations Worldwide Corp.	588	80,685
Skyline Champion Corp.*	4,669	144,459
Sonos, Inc.*	9,467	221,433
Stamps.com, Inc.*	362	71,021
Taylor Morrison Home Corp. Cl A*	2,454	62,945
Tempur Sealy International, Inc.*	2,560	69,120
Williams-Sonoma, Inc.	1,289	131,272
Winnebago Industries, Inc.	1,537	92,128
XPEL, Inc.*	1,169	60,274
YETI Hldgs., Inc.*	1,934	132,421

		2,447,618

CONSUMER STAPLES (1.6%)
BJ’s Wholesale Club Hldgs., Inc.*	2,089	77,878
Freshpet, Inc.*	1,111	157,751

		235,629

FINANCIALS (4.8%)
First Financial Bankshares, Inc.	2,983	107,910
Houlihan Lokey, Inc. Cl A	1,263	84,911
iShares Micro-Cap ETF	543	64,427
iShares Russell 2000 Growth ETF	588	168,580
Moelis & Co. Cl A	2,657	124,241
Primerica, Inc.	602	80,626
RLI Corp.	898	93,527

		724,222

HEALTH CARE (30.9%)
1Life Healthcare, Inc.*	1,962	85,641
ACADIA Pharmaceuticals, Inc.*	1,150	61,479
Acceleron Pharma, Inc.*	481	61,539
Allakos, Inc.*	457	63,980
Amicus Therapeutics, Inc.*	4,868	112,402
Arrowhead Pharmaceuticals, Inc.*	1,625	124,686
Biohaven Pharmaceutical Hldg. Co. Ltd.*	888	76,110
Blueprint Medicines Corp.*	976	109,458
CareDx, Inc.*	1,346	97,518
ChemoCentryx, Inc.*	1,231	76,224

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Coherus Biosciences, Inc.*	3,121	$54,243
CRISPR Therapeutics AG*	419	64,153
Emergent BioSolutions, Inc.*	1,250	112,000
Esperion Therapeutics, Inc.*	1,647	42,822
Fate Therapeutics, Inc.*	1,292	117,482
FibroGen, Inc.*	1,673	62,052
Globus Medical, Inc. Cl A*	1,184	77,220
HealthEquity, Inc.*	1,609	112,163
Horizon Therapeutics PLC*	700	51,205
Inmode Ltd.*	1,156	54,887
Insmed, Inc.*	2,206	73,438
Inspire Medical Systems, Inc.*	517	97,243
Intersect ENT, Inc.*	2,971	68,036
Invitae Corp.*	2,882	120,496
iRhythm Technologies, Inc.*	670	158,931
Karyopharm Therapeutics, Inc.*	2,757	42,678
Kodiak Sciences, Inc.*	840	123,404
Krystal Biotech, Inc.*	668	40,080
LHC Group, Inc.*	741	158,070
Madrigal Pharmaceuticals, Inc.*	445	49,471
Medpace Hldgs., Inc.*	498	69,322
Mirati Therapeutics, Inc.*	614	134,859
NanoString Technologies, Inc.*	1,193	79,788
NantKwest, Inc.*	3,453	46,028
Natera, Inc.*	1,297	129,077
Neogen Corp.*	1,047	83,027
NeoGenomics, Inc.*	2,063	111,072
Nevro Corp.*	381	65,951
Omnicell, Inc.*	932	111,859
Orchard Therapeutics PLC*	5,211	22,512
OrthoPediatrics Corp.*	918	37,868
Pacific Biosciences of California, Inc.*	3,678	95,407
Quidel Corp.*	221	39,703
Repligen Corp.*	347	66,496
Sage Therapeutics, Inc.*	545	47,148
Schrodinger, Inc.*	920	72,846
Sientra, Inc.*	13,344	51,908
Silk Road Medical, Inc.*	963	60,650
Simulations Plus, Inc.	1,883	135,425
Sorrento Therapeutics, Inc.*	5,019	34,255
STAAR Surgical Co.*	1,362	107,898
Supernus Pharmaceuticals, Inc.*	2,391	60,158
Tactile Systems Technology, Inc.*	1,342	60,309
Tandem Diabetes Care, Inc.*	874	83,624
Theravance Biopharma, Inc.*	1,696	30,138
Ultragenyx Pharmaceutical, Inc.*	880	121,818
Vericel Corp.*	3,063	94,585
Xencor, Inc.*	1,488	64,921

		4,667,763

INDUSTRIALS (14.3%)
Array Technologies, Inc.*	1,753	75,624
Axon Enterprise, Inc.*	598	73,273
Bloom Energy Corp. Cl A*	3,339	95,696
Casella Waste Systems, Inc. Cl A*	1,104	68,393
Ducommun, Inc.*	1,279	68,682

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
EMCOR Group, Inc.	1,434	$131,154
ESCO Technologies, Inc.	1,498	154,624
Exponent, Inc.	1,171	105,425
Federal Signal Corp.	2,678	88,829
Franklin Electric Co., Inc.	1,348	93,295
Gorman-Rupp Co.	2,422	78,594
IAA, Inc.*	869	56,468
ICF International, Inc.	901	66,971
Masonite International Corp.*	919	90,375
Plug Power, Inc.*	2,858	96,915
Saia, Inc.*	783	141,566
Simpson Manufacturing Co., Inc.	1,546	144,474
Sunrun, Inc.*	2,558	177,474
Tetra Tech, Inc.	877	101,539
Trex Co., Inc.*	1,674	140,147
Upwork, Inc.*	3,045	105,113

		2,154,631

INFORMATION TECHNOLOGY (22.5%)
Akoustis Technologies, Inc.*	5,115	62,557
Altair Engineering, Inc. Cl A*	1,419	82,558
Blackline, Inc.*	1,227	163,657
Cambium Networks Corp.*	3,204	80,356
Cloudera, Inc.*	5,551	77,215
CMC Materials, Inc.	598	90,477
Cohu, Inc.	2,213	84,492
Domo, Inc. Cl B*	1,949	124,288
Everspin Technologies, Inc.*	4,535	20,861
Five9, Inc.*	1,582	275,901
Globant S.A.*	711	154,721
II-VI, Inc.*	2,507	190,432
Lattice Semiconductor Corp.*	1,950	89,349
LivePerson, Inc.*	2,300	143,129
Lumentum Hldgs., Inc.*	1,273	120,680

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
MAXIMUS, Inc.	964	$70,555
MaxLinear, Inc. Cl A*	4,895	186,940
New Relic, Inc.*	786	51,404
Novanta, Inc.*	879	103,915
Perficient, Inc.*	3,784	180,308
Ping Identity Hldg. Corp.*	2,055	58,855
Q2 Hldgs., Inc.*	887	112,232
Rapid7, Inc.*	3,168	285,627
Sailpoint Technologies Hldgs., Inc.*	5,319	283,184
Silicon Laboratories, Inc.*	824	104,928
SiTime Corp.*	591	66,151
Synaptics, Inc.*	1,036	99,870
ViaSat, Inc.*	940	30,691

		3,395,333

MATERIALS (2.4%)
Coeur Mining, Inc.*	11,306	117,017
Hawkins, Inc.	670	35,047
Innospec, Inc.	978	88,734
Valvoline, Inc.	5,341	123,591

		364,389

REAL ESTATE (2.8%)
Easterly Government Properties, Inc.	4,211	95,379
EastGroup Properties, Inc.	583	80,489
Physicians Realty Trust	2,810	50,018
QTS Realty Trust, Inc. Cl A	1,085	67,140
Redfin Corp.*	1,972	135,338

		428,364

UTILITIES (0.8%)
Chesapeake Utilities Corp.	1,073	116,109

TOTAL COMMON STOCKS
(Cost: $10,773,539) 98.5%		14,865,824

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.8%)
JP Morgan Chase, New York Time Deposit	0.01	01/04/21	$275,141	$275,141

TOTAL TEMPORARY CASH INVESTMENT (Cost: $275,141) 1.8%				275,141

TOTAL INVESTMENTS (Cost: $11,048,680) 100.3%				15,140,965

OTHER NET ASSETS -0.3%				(43,569)

NET ASSETS 100.0%				$15,097,396

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.5%)
AMC Networks, Inc. Cl A*	143	$5,115
ATN International, Inc.	53	2,213
Cincinnati Bell, Inc.*	243	3,713
Cogent Communications Hldgs., Inc.	202	12,094
Consolidated Communications Hldgs., Inc.*	350	1,712
EW Scripps Co. Cl A	274	4,189
Gannett Co., Inc.*	628	2,110
Glu Mobile, Inc.*	709	6,388
Iridium Communications, Inc.*	562	22,101
Marcus Corp.	111	1,496
Meredith Corp.	194	3,725
QuinStreet, Inc.*	233	4,996
Scholastic Corp.	144	3,600
Shenandoah Telecommunications Co.	239	10,337
Spok Hldgs., Inc.	84	935
TechTarget, Inc.*	113	6,679
Vonage Hldgs. Corp.*	1,119	14,407

		105,810

CONSUMER DISCRETIONARY (14.5%)
Aaron’s Co., Inc.*	161	3,053
Abercrombie & Fitch Co. Cl A	299	6,088
American Axle & Manufacturing Hldgs., Inc.*	543	4,529
American Public Education, Inc.*	71	2,164
America’s Car-Mart, Inc.*	29	3,185
Asbury Automotive Group, Inc.*	92	13,408
Barnes & Noble Education, Inc.*	145	674
Bed Bath & Beyond, Inc.	604	10,727
Big Lots, Inc.	171	7,341
BJ’s Restaurants, Inc.	107	4,118
Bloomin’ Brands, Inc.	382	7,418
Boot Barn Hldgs., Inc.*	138	5,984
Brinker International, Inc.	217	12,276
Buckle, Inc.	137	4,000
Caleres, Inc.	182	2,848
Callaway Golf Co.	451	10,829
Capri Hldgs. Ltd.*	722	30,324
Cato Corp. Cl A	94	901
Cavco Industries, Inc.*	41	7,193
Century Communities, Inc.*	139	6,085
Cheesecake Factory, Inc.	201	7,449
Chico’s FAS, Inc.	575	914
Children’s Place, Inc.*	70	3,507
Chuy’s Hldgs., Inc.*	94	2,490
Conn’s, Inc.*	92	1,075
Cooper Tire & Rubber Co.	241	9,761
Cooper-Standard Hldgs., Inc.*	81	2,808
Core-Mark Hldg. Co., Inc.	215	6,315
Crocs, Inc.*	323	20,239
Dave & Buster’s Entertainment, Inc.	227	6,815
Designer Brands, Inc. Cl A	282	2,157

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Dine Brands Global, Inc.	79	$4,582
Dorman Products, Inc.*	138	11,981
El Pollo Loco Hldgs., Inc.*	91	1,647
Ethan Allen Interiors, Inc.	104	2,102
Fiesta Restaurant Group, Inc.*	83	946
Fossil Group, Inc.*	224	1,942
GameStop Corp. Cl A*	262	4,936
Genesco, Inc.*	68	2,046
Gentherm, Inc.*	157	10,240
G-III Apparel Group Ltd.*	209	4,962
Group 1 Automotive, Inc.	83	10,885
Guess?, Inc.	180	4,072
Haverty Furniture Cos., Inc.	80	2,214
Hibbett Sports, Inc.*	80	3,694
Installed Building Products, Inc.*	109	11,110
iRobot Corp.*	135	10,839
Kontoor Brands, Inc.	225	9,126
La-Z-Boy, Inc.	221	8,805
LCI Industries	121	15,691
LGI Homes, Inc.*	106	11,220
Liquidity Svcs., Inc.*	126	2,005
Lumber Liquidators Hldgs., Inc.*	138	4,242
M/I Homes, Inc.*	138	6,112
Macy’s, Inc.	1,487	16,729
MarineMax, Inc.*	106	3,713
MDC Hldgs., Inc.	246	11,956
Meritage Homes Corp.*	180	14,908
Michaels Cos., Inc.*	354	4,606
Monarch Casino & Resort, Inc.*	61	3,734
Monro, Inc.	160	8,528
Motorcar Parts of America, Inc.*	91	1,785
Movado Group, Inc.*	79	1,313
ODP Corp.	252	7,384
Oxford Industries, Inc.	81	5,306
Patrick Industries, Inc.	105	7,177
Perdoceo Education Corp.*	332	4,193
PetMed Express, Inc.	97	3,110
Red Robin Gourmet Burgers, Inc.*	74	1,423
Regis Corp.*	116	1,066
Rent-A-Center, Inc.	234	8,960
Ruth’s Hospitality Group, Inc.	153	2,713
Sally Beauty Hldgs., Inc.*	541	7,055
Shake Shack, Inc. Cl A*	171	14,497
Shoe Carnival, Inc.	41	1,606
Shutterstock, Inc.	106	7,600
Signet Jewelers Ltd.	251	6,845
Sleep Number Corp.*	133	10,887
Sonic Automotive, Inc. Cl A	114	4,397
Stamps.com, Inc.*	87	17,069
Standard Motor Products, Inc.	97	3,925
Steven Madden Ltd.	371	13,104
Sturm Ruger & Co., Inc.	84	5,466
Tupperware Brands Corp.*	236	7,644
Unifi, Inc.*	72	1,277
Universal Electronics, Inc.*	66	3,462

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Vera Bradley, Inc.*	106	$844
Vista Outdoor, Inc.*	279	6,629
Winnebago Industries, Inc.	162	9,710
Wolverine World Wide, Inc.	393	12,281
YETI Hldgs., Inc.*	359	24,581
Zumiez, Inc.*	100	3,678

		623,235

CONSUMER STAPLES (3.5%)
Andersons, Inc.	147	3,603
B&G Foods, Inc.	308	8,541
Calavo Growers, Inc.	80	5,554
Cal-Maine Foods, Inc.*	179	6,720
Central Garden & Pet Co.*	47	1,815
Central Garden & Pet Co. Cl A*	187	6,794
Chefs’ Warehouse, Inc.*	156	4,008
Coca-Cola Consolidated, Inc.	22	5,858
Fresh Del Monte Produce, Inc.	145	3,490
Inter Parfums, Inc.	85	5,142
J&J Snack Foods Corp.	72	11,187
John B Sanfilippo & Son, Inc.	42	3,312
Medifast, Inc.	56	10,995
MGP Ingredients, Inc.	63	2,965
National Beverage Corp.	56	4,754
PriceSmart, Inc.	112	10,202
Seneca Foods Corp. Cl A*	32	1,277
Simply Good Foods Co.*	403	12,638
SpartanNash Co.	172	2,994
United Natural Foods, Inc.*	269	4,296
Universal Corp.	117	5,687
USANA Health Sciences, Inc.*	57	4,395
Vector Group Ltd.	610	7,106
WD-40 Co.	65	17,269

		150,602

ENERGY (3.0%)
Archrock, Inc.	616	5,334
Bonanza Creek Energy, Inc.*	89	1,720
Bristow Group, Inc.*	111	2,921
Callon Petroleum Co.*	191	2,514
CONSOL Energy, Inc.*	142	1,024
Core Laboratories N.V.	213	5,647
DMC Global, Inc.	71	3,071
Dorian LPG Ltd.*	161	1,963
Dril-Quip, Inc.*	168	4,976
Exterran Corp.*	119	526
Green Plains, Inc.*	161	2,120
Helix Energy Solutions Group, Inc.*	676	2,839
Helmerich & Payne, Inc.	516	11,951
Laredo Petroleum, Inc.*	43	847
Matador Resources Co.*	526	6,344
Nabors Industries Ltd.	31	1,805
Oceaneering International, Inc.*	476	3,784
Oil States International, Inc.*	292	1,466
Par Pacific Hldgs., Inc.*	191	2,670

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
Patterson-UTI Energy, Inc.	899	$4,729
PBF Energy, Inc. Cl A	461	3,273
PDC Energy, Inc.*	478	9,813
Penn Virginia Corp.*	73	741
ProPetro Hldg. Corp.*	387	2,860
QEP Resources, Inc.	1,161	2,775
Range Resources Corp.*	1,229	8,234
Renewable Energy Group, Inc.*	189	13,385
REX American Resources Corp.*	25	1,837
RPC, Inc.*	278	876
SM Energy Co.	511	3,127
Southwestern Energy Co.*	3,095	9,223
Talos Energy, Inc.*	112	923
US Silica Hldgs., Inc.	354	2,485

		127,803

FINANCIALS (18.3%)
Allegiance Bancshares, Inc.	90	3,072
Ambac Financial Group, Inc.*	220	3,384
American Equity Investment Life Hldg. Co.	441	12,198
Ameris Bancorp	333	12,677
AMERISAFE, Inc.	93	5,341
Apollo Commercial Real Estate Finance, Inc.	619	6,914
ARMOUR Residential REIT, Inc.	310	3,345
Assured Guaranty Ltd.	387	12,187
Axos Financial, Inc.*	246	9,232
Banc of California, Inc.	212	3,118
BancFirst Corp.	89	5,224
BankUnited, Inc.	443	15,408
Banner Corp.	168	7,827
Berkshire Hills Bancorp, Inc.	244	4,177
Blucora, Inc.*	230	3,659
Boston Private Financial Hldgs., Inc.	394	3,329
Brightsphere Investment Group, Inc.	287	5,533
Brookline Bancorp, Inc.	379	4,563
Cadence BanCorp Cl A	604	9,918
Capitol Federal Financial, Inc.	619	7,737
Capstead Mortgage Corp.	462	2,684
Central Pacific Financial Corp.	135	2,566
City Hldg. Co.	76	5,286
Columbia Banking System, Inc.	343	12,314
Community Bank System, Inc.	257	16,014
Customers Bancorp, Inc.*	139	2,527
CVB Financial Corp.	610	11,895
Dime Community Bancshares, Inc.	136	2,145
Donnelley Financial Solutions, Inc.*	142	2,410
Eagle Bancorp, Inc.	154	6,360
eHealth, Inc.*	124	8,756
Employers Hldgs., Inc.	139	4,474
Encore Capital Group, Inc.*	150	5,842

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Enova International, Inc.*	171	$4,236
EZCORP, Inc. Cl A*	250	1,197
FB Financial Corp.	149	5,175
First BanCorp.	1,046	9,644
First Bancorp/Southern Pines NC	137	4,635
First Commonwealth Financial Corp.	461	5,043
First Financial Bancorp	470	8,239
First Hawaiian, Inc.	627	14,785
First Midwest Bancorp, Inc.	548	8,724
Flagstar Bancorp, Inc.	227	9,252
Granite Point Mortgage Trust, Inc.	265	2,647
Great Western Bancorp, Inc.	264	5,518
Green Dot Corp. Cl A*	256	14,285
Greenhill & Co., Inc.	68	826
Hanmi Financial Corp.	147	1,667
HCI Group, Inc.	29	1,517
Heritage Financial Corp.	172	4,023
HomeStreet, Inc.	104	3,510
Hope Bancorp, Inc.	591	6,448
Horace Mann Educators Corp.	198	8,324
Independent Bank Corp.	158	11,540
Independent Bank Group, Inc.	176	11,004
Invesco Mortgage Capital, Inc.	869	2,937
iShares Core S&P Small-Cap ETF	1,069	98,241
James River Group Hldgs. Ltd.	147	7,225
KKR Real Estate Finance Trust, Inc.	130	2,330
Meta Financial Group, Inc.	160	5,850
Mr Cooper Group, Inc.*	344	10,674
National Bank Hldgs. Corp. Cl A	147	4,816
NBT Bancorp, Inc.	209	6,709
New York Mortgage Trust, Inc.	1,810	6,679
NMI Hldgs., Inc. Cl A*	406	9,196
Northfield Bancorp, Inc.	229	2,824
Northwest Bancshares, Inc.	613	7,810
OFG Bancorp	246	4,561
Old National Bancorp.	792	13,116
Pacific Premier Bancorp, Inc.	452	14,161
Palomar Hldgs., Inc.*	104	9,239
Park National Corp.	68	7,141
PennyMac Mortgage Investment Trust	473	8,320
Piper Sandler Cos.	66	6,659
PRA Group, Inc.*	218	8,646
Preferred Bank	65	3,281
ProAssurance Corp.	258	4,590
Provident Financial Svcs., Inc.	349	6,268
Ready Capital Corp.	196	2,440
Redwood Trust, Inc.	536	4,706
Renasant Corp.	269	9,060
S&T Bancorp, Inc.	188	4,670
Safety Insurance Group, Inc.	68	5,297

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Seacoast Banking Corp. of Florida*	264	$7,775
ServisFirst Bancshares, Inc.	225	9,065
Simmons First National Corp. Cl A	522	11,270
Southside Bancshares, Inc.	151	4,686
Stewart Information Svcs. Corp.	128	6,190
StoneX Group, Inc.*	78	4,516
Third Point Reinsurance Ltd.*	394	3,751
Tompkins Financial Corp.	58	4,095
Triumph Bancorp, Inc.*	108	5,243
Trupanion, Inc.*	157	18,794
TrustCo Bank Corp.	462	3,082
United Community Banks, Inc.	415	11,803
United Fire Group, Inc.	103	2,585
United Insurance Hldgs. Corp.	99	566
Universal Insurance Hldgs., Inc.	137	2,070
Veritex Hldgs., Inc.	238	6,107
Virtus Investment Partners, Inc.	34	7,378
Waddell & Reed Financial, Inc. Cl A	300	7,641
Walker & Dunlop, Inc.	139	12,791
Westamerica BanCorp	129	7,132
WisdomTree Investments, Inc.	535	2,862
World Acceptance Corp.*	19	1,942

		783,145

HEALTH CARE (11.8%)
Addus HomeCare Corp.*	72	8,431
Allscripts Healthcare Solutions, Inc.*	757	10,931
AMN Healthcare Svcs., Inc.*	225	15,356
Amphastar Pharmaceuticals, Inc.*	175	3,519
AngioDynamics, Inc.*	182	2,790
ANI Pharmaceuticals, Inc.*	46	1,336
Anika Therapeutics, Inc.*	68	3,078
BioTelemetry, Inc.*	164	11,821
Cardiovascular Systems, Inc.*	192	8,402
Coherus Biosciences, Inc.*	304	5,284
Community Health Systems, Inc.*	539	4,005
Computer Programs & Systems, Inc.	61	1,637
CONMED Corp.	137	15,344
Contra Progenics Pharmaceuticals, Inc. — contingent value rights*	384	0	††
Corcept Therapeutics, Inc.*	501	13,106
CorVel Corp.*	44	4,664
Covetrus, Inc.*	475	13,652
Cross Country Healthcare, Inc.*	167	1,481
CryoLife, Inc.*	186	4,391
Cutera, Inc.*	85	2,049
Cytokinetics, Inc.*	339	7,044
Eagle Pharmaceuticals, Inc.*	56	2,608
Enanta Pharmaceuticals, Inc.*	86	3,621

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Endo International PLC*	1,104	$7,927
Ensign Group, Inc.	244	17,792
Fulgent Genetics, Inc.*	63	3,282
Glaukos Corp.*	215	16,181
Hanger, Inc.*	183	4,024
HealthStream, Inc.*	121	2,643
Heska Corp.*	43	6,263
HMS Hldgs. Corp.*	424	15,582
Innoviva, Inc.*	301	3,729
Inogen, Inc.*	88	3,932
Integer Hldgs. Corp.*	158	12,828
Invacare Corp.	165	1,477
Lannett Co., Inc.*	164	1,069
Lantheus Hldgs., Inc.*	320	4,317
LeMaitre Vascular, Inc.	81	3,281
Luminex Corp.	207	4,786
Magellan Health, Inc.*	109	9,030
MEDNAX, Inc.*	410	10,061
Meridian Bioscience, Inc.*	206	3,850
Merit Medical Systems, Inc.*	234	12,989
Mesa Laboratories, Inc.	23	6,593
Myriad Genetics, Inc.*	360	7,119
Natus Medical, Inc.*	162	3,246
NeoGenomics, Inc.*	532	28,643
NextGen Healthcare, Inc.*	265	4,834
Omnicell, Inc.*	203	24,364
OraSure Technologies, Inc.*	344	3,641
Orthofix Medical, Inc.*	93	3,997
Owens & Minor, Inc.	352	9,522
Pacira BioSciences, Inc.*	208	12,447
Pennant Group, Inc.*	122	7,083
Phibro Animal Health Corp. Cl A	97	1,884
Providence Svc. Corp.*	59	8,179
R1 RCM, Inc.*	559	13,427
RadNet, Inc.*	205	4,012
REGENXBIO, Inc.*	143	6,486
Select Medical Hldgs. Corp.*	517	14,300
Simulations Plus, Inc.	73	5,250
Spectrum Pharmaceuticals, Inc.*	699	2,384
Supernus Pharmaceuticals, Inc.*	252	6,340
Surmodics, Inc.*	66	2,872
Tabula Rasa HealthCare, Inc.*	104	4,455
Tactile Systems Technology, Inc.*	93	4,179
Tivity Health, Inc.*	179	3,507
US Physical Therapy, Inc.	62	7,456
Vanda Pharmaceuticals, Inc.*	262	3,443
Varex Imaging Corp.*	188	3,136
Xencor, Inc.*	275	11,998
Zynex, Inc.*	93	1,252

		505,642

INDUSTRIALS (17.1%)
AAON, Inc.	195	12,993
AAR Corp.	159	5,759
ABM Industries, Inc.	320	12,109

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Aegion Corp. Cl A*	147	$2,792
Aerojet Rocketdyne Hldgs., Inc.*	344	18,180
AeroVironment, Inc.*	105	9,124
Alamo Group, Inc.	47	6,484
Albany International Corp. Cl A	147	10,793
Allegiant Travel Co. Cl A	63	11,922
American Woodmark Corp.*	81	7,602
Apogee Enterprises, Inc.	126	3,992
Applied Industrial Technologies, Inc.	186	14,506
ArcBest Corp.	122	5,206
Arcosa, Inc.	231	12,689
Astec Industries, Inc.	108	6,251
Atlas Air Worldwide Hldgs., Inc.*	125	6,817
AZZ, Inc.	125	5,930
Barnes Group, Inc.	223	11,304
Boise Cascade Co.	188	8,986
Brady Corp. Cl A	232	12,254
Chart Industries, Inc.*	169	19,907
CIRCOR International, Inc.*	96	3,690
Comfort Systems USA, Inc.	174	9,163
Cubic Corp.	151	9,368
Deluxe Corp.	201	5,869
DXP Enterprises, Inc.*	78	1,734
Echo Global Logistics, Inc.*	128	3,433
Encore Wire Corp.	99	5,996
Enerpac Tool Group Corp. Cl A	287	6,489
EnPro Industries, Inc.	98	7,401
ESCO Technologies, Inc.	125	12,903
Exponent, Inc.	247	22,237
Federal Signal Corp.	290	9,619
Forrester Research, Inc.*	53	2,221
Forward Air Corp.	132	10,143
Foundation Building Materials, Inc.*	108	2,075
Franklin Electric Co., Inc.	184	12,735
Gibraltar Industries, Inc.*	156	11,223
GMS, Inc.*	205	6,248
Granite Construction, Inc.	224	5,983
Greenbrier Cos., Inc.	157	5,712
Griffon Corp.	215	4,382
Harsco Corp.*	378	6,796
Hawaiian Hldgs., Inc.	220	3,894
Heartland Express, Inc.	236	4,272
Heidrick & Struggles International, Inc.	93	2,732
Hillenbrand, Inc.	358	14,248
Hub Group, Inc. Cl A*	161	9,177
Insteel Industries, Inc.	93	2,071
Interface, Inc. Cl A	281	2,951
John Bean Technologies Corp.	152	17,308
Kaman Corp.	133	7,598
Kelly Svcs., Inc. Cl A	160	3,291
Korn Ferry	260	11,310
Lindsay Corp.	52	6,680
Lydall, Inc.*	81	2,432

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Marten Transport Ltd.	281	$4,842
Matrix Svc. Co.*	127	1,400
Matson, Inc.	206	11,736
Matthews International Corp. Cl A	152	4,469
Meritor, Inc.*	347	9,685
Moog, Inc. Cl A	141	11,181
Mueller Industries, Inc.	274	9,620
MYR Group, Inc.*	80	4,808
National Presto Industries, Inc.	25	2,211
NOW, Inc.*	524	3,762
Park Aerospace Corp.	90	1,207
PGT Innovations, Inc.*	283	5,756
Pitney Bowes, Inc.	830	5,113
Powell Industries, Inc.	42	1,239
Proto Labs, Inc.*	128	19,635
Quanex Building Products Corp.	157	3,481
Raven Industries, Inc.	172	5,691
Resideo Technologies, Inc.*	673	14,308
Resources Connection, Inc.	146	1,835
Saia, Inc.*	125	22,600
SEACOR Hldgs., Inc.*	92	3,813
SkyWest, Inc.	240	9,674
SPX Corp.*	215	11,726
SPX FLOW, Inc.*	202	11,708
Standex International Corp.	59	4,574
Team, Inc.*	147	1,602
Tennant Co.	89	6,245
Titan International, Inc.	241	1,171
Triumph Group, Inc.	250	3,140
TrueBlue, Inc.*	170	3,177
UFP Industries, Inc.	293	16,276
UniFirst Corp.	73	15,453
US Ecology, Inc.	151	5,486
Veritiv Corp.*	59	1,227
Viad Corp.	98	3,545
Vicor Corp.*	101	9,314
Wabash National Corp.	254	4,376
Watts Water Technologies, Inc. Cl A	131	15,943
WESCO International, Inc. Preferred	84	2,625

		734,638

INFORMATION TECHNOLOGY (14.4%)
3D Systems Corp.*	595	6,236
8x8, Inc.*	510	17,580
ADTRAN, Inc.	230	3,397
Advanced Energy Industries, Inc.*	183	17,746
Agilysys, Inc.*	97	3,723
Alarm.com Hldgs., Inc.*	214	22,138
Applied Optoelectronics, Inc.*	101	860
Arlo Technologies, Inc.*	379	2,952
Axcelis Technologies, Inc.*	161	4,688
Badger Meter, Inc.	140	13,168

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Bel Fuse, Inc. Cl B	49	$736
Benchmark Electronics, Inc.	175	4,727
Bottomline Technologies DE, Inc.*	188	9,915
Brooks Automation, Inc.	354	24,019
CalAmp Corp.*	168	1,667
Cardtronics PLC Cl A*	171	6,036
CEVA, Inc.*	107	4,868
Cohu, Inc.	201	7,674
Comtech Telecommunications Corp.	120	2,483
CSG Systems International, Inc.	158	7,121
CTS Corp.	155	5,321
Daktronics, Inc.	177	828
Diebold Nixdorf, Inc.*	372	3,966
Digi International, Inc.*	140	2,646
Diodes, Inc.*	202	14,241
DSP Group, Inc.*	105	1,742
Ebix, Inc.	113	4,291
ePlus, Inc.*	65	5,717
EVERTEC, Inc.	286	11,246
ExlService Hldgs., Inc.*	162	13,791
Extreme Networks, Inc.*	590	4,065
Fabrinet*	177	13,733
FARO Technologies, Inc.*	85	6,004
FormFactor, Inc.*	371	15,960
Harmonic, Inc.*	468	3,459
Ichor Hldgs. Ltd.*	111	3,346
Insight Enterprises, Inc.*	168	12,783
Itron, Inc.*	194	18,605
Knowles Corp.*	439	8,091
Kulicke & Soffa Industries, Inc.	297	9,448
LivePerson, Inc.*	298	18,545
ManTech International Corp. Cl A	130	11,562
MaxLinear, Inc. Cl A*	323	12,335
Methode Electronics, Inc.	180	6,890
MicroStrategy, Inc. Cl A*	35	13,599
MTS Systems Corp.	92	5,351
NETGEAR, Inc.*	145	5,891
NIC, Inc.	321	8,291
OneSpan, Inc.*	164	3,392
Onto Innovation, Inc.*	234	11,127
OSI Systems, Inc.*	80	7,458
PC Connection, Inc.*	53	2,506
PDF Solutions, Inc.*	140	3,024
Perficient, Inc.*	158	7,529
Photronics, Inc.*	315	3,515
Plantronics, Inc.	180	4,865
Plexus Corp.*	138	10,793
Power Integrations, Inc.	287	23,494
Progress Software Corp.	216	9,761
Rambus, Inc.*	546	9,533
Rogers Corp.*	90	13,976
Sanmina Corp.*	312	9,950
ScanSource, Inc.*	122	3,218

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
SMART Global Hldgs., Inc.*	67	$2,521
SPS Commerce, Inc.*	169	18,352
Sykes Enterprises, Inc.*	190	7,157
TTEC Hldgs., Inc.	87	6,345
TTM Technologies, Inc.*	476	6,566
Ultra Clean Hldgs., Inc.*	194	6,043
Unisys Corp.*	302	5,943
Veeco Instruments, Inc.*	238	4,132
Viavi Solutions, Inc.*	1,097	16,428
Virtusa Corp.*	137	7,005
Xperi Hldg. Corp.	507	10,596

		618,710

MATERIALS (5.5%)
AdvanSix, Inc.*	134	2,679
Allegheny Technologies, Inc.*	608	10,196
American Vanguard Corp.	128	1,987
Arconic Corp.*	466	13,887
Balchem Corp.	155	17,859
Carpenter Technology Corp.	230	6,698
Century Aluminum Co.*	240	2,647
Clearwater Paper Corp.*	79	2,982
Cleveland-Cliffs, Inc.	1,913	27,853
Ferro Corp.*	394	5,764
FutureFuel Corp.	124	1,575
GCP Applied Technologies, Inc.*	231	5,463
Glatfelter Corp.	213	3,489
Hawkins, Inc.	46	2,406
Haynes International, Inc.	60	1,430
HB Fuller Co.	248	12,866
Innospec, Inc.	118	10,706
Kaiser Aluminum Corp.	76	7,516
Koppers Hldgs., Inc.*	101	3,147
Kraton Corp.*	153	4,252
Livent Corp.*	701	13,207
Materion Corp.	97	6,181
Mercer International, Inc.*	189	1,937
Myers Industries, Inc.	172	3,574
Neenah, Inc.	81	4,481
Olympic Steel, Inc.	44	587
Quaker Chemical Corp.	63	15,964
Rayonier Advanced Materials, Inc.*	304	1,982
Schweitzer-Mauduit International, Inc.	150	6,031
Stepan Co.	102	12,171
SunCoke Energy, Inc.	397	1,727
TimkenSteel Corp.*	182	850
Tredegar Corp.	124	2,071
Trinseo S.A.	184	9,423
US Concrete, Inc.*	76	3,038
Warrior Met Coal, Inc.	245	5,223

		233,849

REAL ESTATE (7.7%)
Acadia Realty Trust	413	5,860
Agree Realty Corp.	265	17,644

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Alexander & Baldwin, Inc.	347	$5,961
American Assets Trust, Inc.	240	6,931
Armada Hoffler Properties, Inc.	278	3,119
Brandywine Realty Trust	817	9,730
CareTrust REIT, Inc.	459	10,181
Centerspace	62	4,380
Chatham Lodging Trust	225	2,430
Community Healthcare Trust, Inc.	106	4,994
CoreCivic, Inc.	573	3,753
DiamondRock Hospitality Co.*	956	7,887
Diversified Healthcare Trust	1,142	4,705
Easterly Government Properties, Inc.	389	8,811
Essential Properties Realty Trust, Inc.	502	10,642
Four Corners Property Trust, Inc.	352	10,479
Franklin Street Properties Corp.	463	2,023
GEO Group, Inc.	581	5,148
Getty Realty Corp.	172	4,737
Global Net Lease, Inc.	429	7,353
Hersha Hospitality Trust Cl A	175	1,381
Independence Realty Trust, Inc.	455	6,111
Industrial Logistics Properties Trust	313	7,290
Innovative Industrial Properties, Inc. Cl A	106	19,412
iStar, Inc.	355	5,272
Kite Realty Group Trust	404	6,044
Lexington Realty Trust	1,327	14,093
LTC Properties, Inc.	188	7,315
Mack-Cali Realty Corp.	413	5,146
Marcus & Millichap, Inc.*	115	4,281
National Storage Affiliates Trust	298	10,737
NexPoint Residential Trust, Inc.	106	4,485
Office Properties Income Trust	232	5,271
RE/MAX Hldgs., Inc. Cl A	89	3,233
Realogy Hldgs. Corp.*	553	7,255
Retail Opportunity Investments Corp.	566	7,579
Retail Properties of America, Inc. Cl A	1,027	8,791
RPT Realty	388	3,356
Safehold, Inc.	69	5,002
Saul Centers, Inc.	62	1,964
SITE Centers Corp.	722	7,307
St Joe Co.	150	6,368
Summit Hotel Properties, Inc.	507	4,568
Tanger Factory Outlet Centers, Inc.	448	4,462
Uniti Group, Inc.	1,115	13,079
Universal Health Realty Income Trust	61	3,920
Urstadt Biddle Properties, Inc. Cl A	144	2,035

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Washington Real Estate Investment Trust	395	$8,544
Whitestone REIT Cl B	191	1,522
Xenia Hotels & Resorts, Inc.	545	8,284

		330,875

UTILITIES (1.5%)
American States Water Co.	177	14,073
Avista Corp.	329	13,206
California Water Svc. Group	239	12,913
Chesapeake Utilities Corp.	84	9,090
Northwest Natural Hldg. Co.	147	6,761
South Jersey Industries, Inc.	482	10,387

		66,430

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $3,652,459) 99.8%		4,280,739

TOTAL INVESTMENTS
(Cost: $3,652,459) 99.8%		4,280,739

OTHER NET ASSETS 0.2%		9,960

NET ASSETS 100.0%		$4,290,699

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.1%)
Discovery, Inc. Cl A*	346	$10,411
Discovery, Inc. Cl C*	364	9,533

		19,944

CONSUMER DISCRETIONARY (5.8%)
Capri Hldgs. Ltd.*	482	20,244
Foot Locker, Inc.	234	9,463
Marriott Vacations Worldwide Corp.	251	34,442
Ralph Lauren Corp. Cl A	103	10,685
Taylor Morrison Home Corp. Cl A*	316	8,106
Williams-Sonoma, Inc.	212	21,590

		104,530

CONSUMER STAPLES (3.0%)
Constellation Brands, Inc. Cl A	86	18,838
TreeHouse Foods, Inc.*	631	26,811
Tyson Foods, Inc. Cl A	126	8,120

		53,769

ENERGY (3.6%)
Baker Hughes Co. Cl A	377	7,860
Cheniere Energy, Inc.*	203	12,186
Devon Energy Corp.	583	9,217
Hess Corp.	154	8,130
MPLX LP	417	9,028
PBF Energy, Inc. Cl A	1,195	8,485
Williams Cos., Inc.	526	10,546

		65,452

FINANCIALS (19.0%)
American Financial Group, Inc.	410	35,924
Ameriprise Financial, Inc.	231	44,890
Associated Banc-Corp.	796	13,572
Discover Financial Svcs.	254	22,995
Everest Re Group Ltd.	84	19,664
Fifth Third Bancorp	679	18,720
Hartford Financial Svcs. Group, Inc.	281	13,763
KeyCorp.	1,276	20,939
Lincoln National Corp.	196	9,861
Progressive Corp.	338	33,421
Reinsurance Group of America, Inc. Cl A	151	17,501
Starwood Property Trust, Inc.	696	13,433
SVB Financial Group*	71	27,536
Synchrony Financial	368	12,773
Voya Financial, Inc.	331	19,466
Zions Bancorporation	439	19,070

		343,528

HEALTH CARE (8.2%)
Agilent Technologies, Inc.	312	36,969
Centene Corp.*	287	17,229
Envista Hldgs. Corp.*	403	13,593
Hill-Rom Hldgs., Inc.	180	17,635
Horizon Therapeutics PLC*	157	11,484
Humana, Inc.	64	26,257

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Zimmer Biomet Hldgs., Inc.	165	$25,425

		148,592

INDUSTRIALS (18.3%)
Alaska Air Group, Inc.	443	23,036
Carlisle Cos., Inc.	240	37,483
Dover Corp.	148	18,685
HEICO Corp. Cl A	92	10,769
Jacobs Engineering Group, Inc.	185	20,158
L-3 Harris Technologies, Inc.	167	31,566
Mueller Industries, Inc.	747	26,227
Old Dominion Freight Line, Inc.	214	41,769
Oshkosh Corp.	218	18,763
SPX FLOW, Inc.*	425	24,633
Stanley Black & Decker, Inc.	150	26,784
Trane Technologies PLC	342	49,645

		329,518

INFORMATION TECHNOLOGY (10.0%)
Analog Devices, Inc.	115	16,989
Ciena Corp.*	370	19,554
DXC Technology Co.	1,099	28,299
FLIR Systems, Inc.	430	18,847
KLA Corp.	48	12,428
MKS Instruments, Inc.	53	7,974
NortonLifeLock, Inc.	356	7,398
Proofpoint, Inc.*	104	14,187
PTC, Inc.*	143	17,104
Qorvo, Inc.*	122	20,285
ViaSat, Inc.*	268	8,750
Western Digital Corp.	146	8,087

		179,902

MATERIALS (10.1%)
Crown Hldgs., Inc.*	637	63,827
FMC Corp.	131	15,056
Freeport-McMoRan, Inc.	1,090	28,362
Newmont Corp.	322	19,285
Packaging Corp. of America	325	44,821
Steel Dynamics, Inc.	313	11,540

		182,891

REAL ESTATE (9.8%)
Alexander’s, Inc.	23	6,379
American Campus Communities, Inc.	289	12,360
Apartment Income REIT Corp.*	377	14,481
AvalonBay Communities, Inc.	106	17,006
Brandywine Realty Trust	1,128	13,434
Duke Realty Corp.	915	36,573
Equity LifeStyle Properties, Inc.	173	10,961
Kilroy Realty Corp.	170	9,758
Prologis, Inc.	227	22,623
Vornado Realty Trust	153	5,713
Welltower, Inc.	272	17,577
Weyerhaeuser Co.	323	10,830

		177,695

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (8.1%)
AES Corp.	848	$19,928
Ameren Corp.	372	29,038
Atmos Energy Corp.	139	13,265
Entergy Corp.	217	21,665
Evergy, Inc.	528	29,309
PPL Corp.	583	16,441
Public Svc. Enterprise Group, Inc.	296	17,257

		146,903

TOTAL COMMON STOCKS
(Cost: $1,669,116) 97.0%		1,752,724

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (3.0%)
JP Morgan Chase, New York Time Deposit	0.01	01/04/21	$53,818	$53,818

TOTAL TEMPORARY CASH INVESTMENT (Cost: $53,818) 3.0%				53,818

TOTAL INVESTMENTS (Cost: $1,722,934) 100.0%				1,806,542

OTHER NET ASSETS -0.0% (1)				(305)

NET ASSETS 100.0%				$1,806,237

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
Cable One, Inc.	129	$287,376
Cinemark Hldgs., Inc.	2,514	43,769
John Wiley & Sons, Inc. Cl A	1,038	47,395
New York Times Co. Cl A	3,471	179,694
TEGNA, Inc.	5,245	73,168
Telephone & Data Systems, Inc.	2,383	44,252
TripAdvisor, Inc.*	2,248	64,697
World Wrestling Entertainment, Inc. Cl A	1,112	53,432
Yelp, Inc. Cl A*	1,657	54,134

		847,917

CONSUMER DISCRETIONARY (14.1%)
Adient PLC*	2,267	78,824
Adtalem Global Education, Inc.*	1,235	41,928
American Eagle Outfitters, Inc.	3,590	72,051
AutoNation, Inc.*	1,422	99,241
Boyd Gaming Corp.*	1,905	81,763
Brunswick Corp.	1,881	143,407
Caesars Entertainment, Inc.*	4,935	366,522
Carter’s, Inc.	1,053	99,056
Choice Hotels International, Inc.	682	72,790
Churchill Downs, Inc.	841	163,818
Columbia Sportswear Co.	725	63,351
Cracker Barrel Old Country Store, Inc.	569	75,063
Dana, Inc.	3,453	67,403
Deckers Outdoor Corp.*	670	192,143
Dick’s Sporting Goods, Inc.	1,599	89,880
Five Below, Inc.*	1,351	236,398
Foot Locker, Inc.	2,545	102,920
Fox Factory Hldg. Corp.*	979	103,490
Gentex Corp.	5,855	198,660
Goodyear Tire & Rubber Co.	5,584	60,921
Graham Hldgs. Co. Cl B	97	51,738
Grand Canyon Education, Inc.*	1,123	104,563
Grubhub, Inc.*	2,208	163,988
H&R Block, Inc.	4,405	69,863
Harley-Davidson, Inc.	3,652	134,028
Helen of Troy Ltd.*	607	134,869
Jack in the Box, Inc.	548	50,854
KB Home	2,095	70,224
Kohl’s Corp.	3,786	154,052
Lear Corp.	1,315	209,124
Lithia Motors, Inc. Cl A	628	183,797
Marriott Vacations Worldwide Corp.	957	131,320
Mattel, Inc.*	8,206	143,195
Murphy USA, Inc.	637	83,364
Nordstrom, Inc.	2,651	82,738
Ollie’s Bargain Outlet Hldgs., Inc.*	1,372	112,188
Papa John’s International, Inc.	775	65,759
Penn National Gaming, Inc.*	3,480	300,568
Polaris, Inc.	1,398	133,201

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
RH*	371	$166,030
Scientific Games Corp. Cl A*	1,324	54,933
Service Corp. International	4,102	201,408
Six Flags Entertainment Corp.	1,797	61,278
Skechers U.S.A., Inc. Cl A*	3,189	114,613
Strategic Education, Inc.	580	55,291
Taylor Morrison Home Corp. Cl A*	3,044	78,079
Tempur Sealy International, Inc.*	4,605	124,335
Texas Roadhouse, Inc. Cl A	1,579	123,415
Thor Industries, Inc.	1,330	123,677
Toll Brothers, Inc.	2,731	118,717
TopBuild Corp.*	1,099	202,304
TRI Pointe Group, Inc.*	3,004	51,819
Urban Outfitters, Inc.*	1,632	41,779
Visteon Corp.*	670	84,098
Wendy’s Co.	4,268	93,555
Williams-Sonoma, Inc.	1,869	190,339
Wingstop, Inc.	699	92,652
WW International, Inc.*	1,128	27,523
Wyndham Destinations, Inc.	1,999	89,675
Wyndham Hotels & Resorts, Inc.	2,205	131,065

		7,015,647

CONSUMER STAPLES (3.5%)
BJ’s Wholesale Club Hldgs., Inc.*	3,326	123,993
Boston Beer Co., Inc. Cl A*	218	216,755
Casey’s General Stores, Inc.	879	157,007
Coty, Inc. Cl A	6,638	46,599
Darling Ingredients, Inc.*	3,834	221,145
Edgewell Personal Care Co.	1,286	44,470
Energizer Hldgs., Inc.	1,402	59,136
Flowers Foods, Inc.	4,700	106,361
Grocery Outlet Hldg. Corp.*	2,054	80,619
Hain Celestial Group, Inc.*	1,953	78,413
Ingredion, Inc.	1,583	124,535
Lancaster Colony Corp.	469	86,169
Nu Skin Enterprises, Inc. Cl A	1,204	65,775
Pilgrim’s Pride Corp.*	1,161	22,767
Post Hldgs., Inc.*	1,460	147,475
Sanderson Farms, Inc.	473	62,531
Sprouts Farmers Market, Inc.*	2,799	56,260
Tootsie Roll Industries, Inc.	415	12,326
TreeHouse Foods, Inc.*	1,352	57,446

		1,769,782

ENERGY (1.2%)
Antero Midstream Corp.	6,843	52,760
ChampionX Corp.*	4,475	68,468
Cimarex Energy Co.	2,434	91,299
CNX Resources Corp.*	5,374	58,039
EQT Corp.	6,596	83,835
Equitrans Midstream Corp.	9,662	77,683

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
Murphy Oil Corp.	3,429	$41,491
World Fuel Svcs. Corp.	1,503	46,833
WPX Energy, Inc.*	9,621	78,411

		598,819

FINANCIALS (16.3%)
Affiliated Managers Group, Inc.	1,084	110,243
Alleghany Corp.	342	206,462
American Financial Group, Inc.	1,677	146,939
Associated Banc-Corp.	3,639	62,045
BancorpSouth Bank	2,310	63,386
Bank of Hawaii Corp.	964	73,862
Bank OZK	2,910	90,996
Brighthouse Financial, Inc.*	2,143	77,587
Brown & Brown, Inc.	5,668	268,720
Cathay General Bancorp	1,794	57,749
CIT Group, Inc.	2,359	84,688
CNO Financial Group, Inc.	3,322	73,848
Commerce Bancshares, Inc.	2,551	167,601
Cullen/Frost Bankers, Inc.	1,344	117,237
East West Bancorp, Inc.	3,395	172,160
Eaton Vance Corp.	2,722	184,905
Essent Group Ltd.	2,736	118,195
Evercore, Inc. Cl A	967	106,022
FactSet Research Systems, Inc.	914	303,905
Federated Hermes, Inc. Cl B	2,247	64,916
First American Financial Corp.	2,682	138,472
First Financial Bankshares, Inc.	3,424	123,863
First Horizon Corp.	13,239	168,930
FirstCash, Inc.	985	68,989
FNB Corp.	7,753	73,653
Fulton Financial Corp.	3,873	49,264
Genworth Financial, Inc. Cl A*	12,126	45,836
Glacier Bancorp, Inc.	2,295	105,593
Hancock Whitney Corp.	2,058	70,013
Hanover Insurance Group, Inc.	897	104,877
Home BancShares, Inc.	3,665	71,394
Interactive Brokers Group, Inc. Cl A	1,955	119,099
International Bancshares Corp.	1,322	49,496
iShares Core S&P Mid-Cap ETF	3,001	689,720
Janus Henderson Group PLC	3,543	115,183
Jefferies Financial Group, Inc.	4,977	122,434
Kemper Corp.	1,464	112,479
Kinsale Capital Group, Inc.	508	101,666
LendingTree, Inc.*	264	72,281
Mercury General Corp.	632	32,997
MGIC Investment Corp.	8,179	102,646
Navient Corp.	4,431	43,512
New York Community Bancorp, Inc.	11,091	117,010
Old Republic International Corp.	6,767	133,378
PacWest Bancorp	2,792	70,917
Pinnacle Financial Partners, Inc.	1,817	117,015
Primerica, Inc.	946	126,698
PROG Hldgs., Inc.	1,581	85,168

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Prosperity Bancshares, Inc.	2,208	$153,147
Reinsurance Group of America, Inc. Cl A	1,630	188,917
RenaissanceRe Hldgs. Ltd.	1,213	201,140
RLI Corp.	943	98,213
SEI Investments Co.	2,868	164,824
Selective Insurance Group, Inc.	1,420	95,112
Signature Bank	1,284	173,712
SLM Corp.	8,865	109,837
Sterling Bancorp	4,700	84,506
Stifel Financial Corp.	2,496	125,948
Synovus Financial Corp.	3,526	114,137
TCF Financial Corp.	3,660	135,493
Texas Capital Bancshares, Inc.*	1,214	72,233
Trustmark Corp.	1,522	41,566
UMB Financial Corp.	1,044	72,026
Umpqua Hldgs. Corp.	5,262	79,667
United Bankshares, Inc.	3,099	100,408
Valley National Bancorp	9,695	94,526
Washington Federal, Inc.	1,819	46,821
Webster Financial Corp.	2,151	90,665
Wintrust Financial Corp.	1,379	84,243

		8,111,190

HEALTH CARE (10.9%)
Acadia Healthcare Co., Inc.*	2,120	106,551
Amedisys, Inc.*	773	226,744
Arrowhead Pharmaceuticals, Inc.*	2,412	185,073
Avanos Medical, Inc.*	1,136	52,120
Bio-Techne Corp.	918	291,511
Cantel Medical Corp.	902	71,132
Charles River Laboratories International, Inc.*	1,181	295,085
Chemed Corp.	378	201,327
Emergent BioSolutions, Inc.*	1,071	95,962
Encompass Health Corp.	2,374	196,306
Exelixis, Inc.*	7,508	150,686
Globus Medical, Inc. Cl A*	1,804	117,657
Haemonetics Corp.*	1,208	143,450
Halozyme Therapeutics, Inc.*	3,037	129,710
HealthEquity, Inc.*	1,834	127,848
Hill-Rom Hldgs., Inc.	1,577	154,499
ICU Medical, Inc.*	459	98,451
Integra LifeSciences Hldgs. Corp.*	1,685	109,390
Jazz Pharmaceuticals PLC*	1,327	219,021
LHC Group, Inc.*	741	158,070
Ligand Pharmaceuticals, Inc.*	387	38,487
LivaNova PLC*	1,149	76,075
Masimo Corp.*	1,207	323,935
Medpace Hldgs., Inc.*	679	94,517
Molina Healthcare, Inc.*	1,421	302,218
Nektar Therapeutics Cl A*	4,319	73,423
Neogen Corp.*	1,261	99,997
NuVasive, Inc.*	1,201	67,652

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Patterson Cos., Inc.	2,067	$61,245
Penumbra, Inc.*	801	140,175
PRA Health Sciences, Inc.*	1,530	191,923
Prestige Consumer Healthcare, Inc.*	1,199	41,809
Quidel Corp.*	924	165,997
Repligen Corp.*	1,198	229,573
Syneos Health, Inc. Cl A*	1,799	122,566
Tenet Healthcare Corp.*	2,524	100,783
United Therapeutics Corp.*	1,065	161,656

		5,422,624

INDUSTRIALS (17.3%)
Acuity Brands, Inc.	872	105,590
AECOM*	3,615	179,955
AGCO Corp.	1,470	151,542
ASGN, Inc.*	1,251	104,496
Avis Budget Group, Inc.*	1,226	45,730
Axon Enterprise, Inc.*	1,512	185,265
Brink’s Co.	1,167	84,024
Builders FirstSource, Inc.*	2,730	111,411
Carlisle Cos., Inc.	1,264	197,411
Clean Harbors, Inc.*	1,212	92,233
Colfax Corp.*	2,407	92,044
CoreLogic, Inc.	1,878	145,207
Crane Co.	1,178	91,483
Curtiss-Wright Corp.	988	114,954
Donaldson Co., Inc.	3,035	169,596
Dycom Industries, Inc.*	758	57,244
EMCOR Group, Inc.	1,316	120,361
EnerSys	1,011	83,974
Fluor Corp.	2,949	47,096
FTI Consulting, Inc.*	844	94,292
GATX Corp.	840	69,871
Generac Hldgs., Inc.*	1,511	343,616
Graco, Inc.	4,041	292,366
Healthcare Svcs. Group, Inc.	1,767	49,653
Herman Miller, Inc.	1,409	47,624
Hexcel Corp.	1,980	96,010
HNI Corp.	1,000	34,460
Hubbell, Inc. Cl B	1,306	204,768
IAA, Inc.*	3,219	209,171
Insperity, Inc.	847	68,963
ITT, Inc.	2,080	160,202
JetBlue Airways Corp.*	7,415	107,814
KAR Auction Svcs., Inc.	3,105	57,784
Kennametal, Inc.	2,004	72,625
Kirby Corp.*	1,420	73,599
Knight-Swift Transportation Hldgs., Inc. Cl A	3,005	125,669
Landstar System, Inc.	916	123,349
Lennox International, Inc.	846	231,779
Lincoln Electric Hldgs., Inc.	1,428	166,005
ManpowerGroup, Inc.	1,364	123,006
MasTec, Inc.*	1,342	91,498
Mercury Systems, Inc.*	1,348	118,705

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Middleby Corp.*	1,344	$173,268
MSA Safety, Inc.	865	129,222
MSC Industrial Direct Co., Inc. Cl A	1,089	91,901
Nordson Corp.	1,294	260,029
nVent Electric PLC	4,078	94,977
Oshkosh Corp.	1,631	140,380
Owens Corning	2,582	195,612
Regal Beloit Corp.	963	118,266
Ryder System, Inc.	1,266	78,188
Simpson Manufacturing Co., Inc.	1,038	97,001
Stericycle, Inc.*	2,156	149,475
Sunrun, Inc.*	3,591	249,144
Terex Corp.	1,652	57,638
Tetra Tech, Inc.	1,277	147,851
Timken Co.	1,620	125,323
Toro Co.	2,553	242,127
Trex Co., Inc.*	2,768	231,737
Trinity Industries, Inc.	2,003	52,859
Univar Solutions, Inc.*	4,010	76,230
Valmont Industries, Inc.	509	89,039
Watsco, Inc.	789	178,748
Werner Enterprises, Inc.	1,380	54,124
Woodward, Inc.	1,384	168,198
XPO Logistics, Inc.*	2,172	258,902

		8,602,684

INFORMATION TECHNOLOGY (17.1%)
ACI Worldwide, Inc.*	2,779	106,797
Alliance Data Systems Corp.	1,141	84,548
Arrow Electronics, Inc.*	1,819	176,989
Avnet, Inc.	2,375	83,386
Belden, Inc.	1,062	44,498
Blackbaud, Inc.	1,183	68,093
CACI International, Inc. Cl A*	607	151,343
CDK Global, Inc.	2,887	149,633
Ceridian HCM Hldg., Inc.*	3,101	330,443
Ciena Corp.*	3,584	189,414
Cirrus Logic, Inc.*	1,380	113,436
CMC Materials, Inc.	679	102,733
Cognex Corp.	4,192	336,555
Coherent, Inc.*	575	86,262
CommVault Systems, Inc.*	1,123	62,181
Concentrix Corp.*	978	96,529
Cree, Inc.*	2,642	279,788
Enphase Energy, Inc.*	3,019	529,744
Fair Isaac Corp.*	689	352,107
First Solar, Inc.*	2,011	198,928
II-VI, Inc.*	2,401	182,380
InterDigital, Inc.	737	44,721
J2 Global, Inc.*	1,019	99,546
Jabil, Inc.	3,200	136,096
KBR, Inc.	3,454	106,832
Littelfuse, Inc.	582	148,212
LiveRamp Hldgs., Inc.*	2,310	169,069

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Lumentum Hldgs., Inc.*	1,794	$170,071
Manhattan Associates, Inc.*	1,530	160,925
MAXIMUS, Inc.	1,470	107,589
MKS Instruments, Inc.	1,308	196,789
Monolithic Power Systems, Inc.	1,002	366,962
National Instruments Corp.	3,121	137,137
NCR Corp.*	3,067	115,227
NetScout Systems, Inc.*	1,733	47,519
Paylocity Hldg. Corp.*	881	181,407
Perspecta, Inc.	3,205	77,176
PTC, Inc.*	2,487	297,470
Qualys, Inc.*	780	95,059
Sabre Corp.	7,454	89,597
Sailpoint Technologies Hldgs., Inc.*	2,127	113,241
Science Applications International Corp.	1,394	131,928
Semtech Corp.*	1,547	111,523
Silicon Laboratories, Inc.*	1,044	132,943
SolarEdge Technologies, Inc.*	1,209	385,816
Synaptics, Inc.*	820	79,048
SYNNEX Corp.	992	80,788
Teradata Corp.*	2,611	58,669
Trimble, Inc.*	5,991	400,019
Universal Display Corp.	1,012	232,558
ViaSat, Inc.*	1,518	49,563
Vishay Intertechnology, Inc.	3,169	65,630
WEX, Inc.*	1,051	213,910

		8,528,827

MATERIALS (5.6%)
AptarGroup, Inc.	1,542	211,084
Ashland Global Hldgs., Inc.	1,298	102,802
Avient Corp.	2,161	87,045
Cabot Corp.	1,342	60,229
Chemours Co.	3,947	97,846
Commercial Metals Co.	2,857	58,683
Compass Minerals International, Inc.	820	50,610
Domtar Corp.	1,307	41,367
Eagle Materials, Inc.	1,005	101,857
Greif, Inc. Cl A	628	29,441
Ingevity Corp.*	984	74,518
Louisiana-Pacific Corp.	2,604	96,791
Minerals Technologies, Inc.	810	50,317
NewMarket Corp.	174	69,302
O-I Glass, Inc.	3,735	44,446
Olin Corp.	3,369	82,743
Reliance Steel & Aluminum Co.	1,517	181,661
Royal Gold, Inc.	1,551	164,964
RPM International, Inc.	3,136	284,686
Scotts Miracle-Gro Co.	969	192,967
Sensient Technologies Corp.	1,009	74,434
Silgan Hldgs., Inc.	1,879	69,673
Sonoco Products Co.	2,399	142,141
Steel Dynamics, Inc.	4,789	176,570

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
United States Steel Corp.	5,254	$88,110
Valvoline, Inc.	4,430	102,510
Worthington Industries, Inc.	857	43,998

		2,780,795

REAL ESTATE (8.9%)
American Campus Communities, Inc.	3,301	141,184
Apartment Income REIT Corp.*	3,563	136,855
Brixmor Property Group, Inc.	7,096	117,439
Camden Property Trust	2,328	232,614
CoreSite Realty Corp.	1,015	127,159
Corporate Office Properties Trust	2,680	69,894
Cousins Properties, Inc.	3,544	118,724
CyrusOne, Inc.	2,868	209,794
Douglas Emmett, Inc.	3,952	115,319
EastGroup Properties, Inc.	941	129,915
EPR Properties	1,768	57,460
First Industrial Realty Trust, Inc.	3,095	130,392
Healthcare Realty Trust, Inc.	3,250	96,200
Highwoods Properties, Inc.	2,461	97,530
Hudson Pacific Properties, Inc.	3,615	86,832
JBG SMITH Properties	2,634	82,365
Jones Lang LaSalle, Inc.*	1,220	181,011
Kilroy Realty Corp.	2,500	143,500
Lamar Advertising Co. Cl A	2,071	172,349
Life Storage, Inc.	1,162	138,731
Macerich Co.	2,733	29,161
Medical Properties Trust, Inc.	12,836	279,697
National Retail Properties, Inc.	4,169	170,596
Omega Healthcare Investors, Inc.	5,395	195,946
Park Hotels & Resorts, Inc.	5,544	95,080
Pebblebrook Hotel Trust	3,053	57,396
Physicians Realty Trust	4,975	88,555
PotlatchDeltic Corp.	1,599	79,982
PS Business Parks, Inc.	481	63,911
Rayonier, Inc.	3,256	95,661
Rexford Industrial Realty, Inc.	3,125	153,469
Sabra Health Care REIT, Inc.	4,928	85,599
Service Properties Trust	3,872	44,489
Spirit Realty Capital, Inc.	2,731	109,704
STORE Capital Corp.	5,656	192,191
Urban Edge Properties	2,617	33,864
Weingarten Realty Investors	2,894	62,713

		4,423,281

UTILITIES (3.3%)
ALLETE, Inc.	1,237	76,620
Black Hills Corp.	1,502	92,298
Essential Utilities, Inc.	5,336	252,339
Hawaiian Electric Industries, Inc.	2,609	92,333
IDACORP, Inc.	1,217	116,869
MDU Resources Group, Inc.	4,793	126,248

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
National Fuel Gas Co.	2,179	$89,622
New Jersey Resources Corp.	2,301	81,801
NorthWestern Corp.	1,195	69,680
OGE Energy Corp.	4,763	151,749
ONE Gas, Inc.	1,287	98,803
PNM Resources, Inc.	1,898	92,110
Southwest Gas Hldgs., Inc.	1,366	82,984
Spire, Inc.	1,231	78,833
UGI Corp.	4,967	173,646

		1,675,935

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $44,561,959) 99.9%		49,777,501

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
JP Morgan Chase, New York Time Deposit	0.01	01/04/21	$66,226	$66,226

TOTAL TEMPORARY CASH INVESTMENT (Cost: $66,226) 0.1%				66,226

TOTAL INVESTMENTS (Cost: $44,628,185) 100.0%				49,843,727

OTHER NET ASSETS -0.0% (1)				(11,182)

NET ASSETS 100.0%				$49,832,545

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
FINANCIALS (99.4%)
iShares Core MSCI EAFE ETF	33,663	$2,325,777
iShares Core MSCI Emerging Markets ETF	10,825	671,583
iShares Core MSCI Europe ETF	5,908	302,962
iShares Core MSCI Pacific ETF	2,624	169,038
iShares MSCI EAFE ETF	65,068	4,747,361
iShares MSCI EAFE Growth ETF	10,109	1,020,099
iShares MSCI EAFE Value ETF	20,985	990,492
Vanguard FTSE Developed Markets ETF	31,378	1,481,355
Vanguard FTSE Europe ETF	6,577	396,199
Vanguard FTSE Pacific ETF	7,922	630,512

		12,735,378

TOTAL COMMON STOCKS (Cost: $11,634,746) 99.4%		12,735,378

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.8%)
JP Morgan Chase, New York Time Deposit	0.01	01/04/21	$104,684	$104,684

TOTAL TEMPORARY CASH INVESTMENT (Cost: $104,684) 0.8%				104,684

TOTAL INVESTMENTS (Cost: $11,739,430) 100.2%				12,840,062

OTHER NET ASSETS -0.2%				(29,141)

NET ASSETS 100.0%				$12,810,921

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — RETIREMENT INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (28.7%)	55,668	$873,980
Equity Index Portfolio (22.1%)	11,906	675,294
Mid-Cap Equity Index Portfolio (6.0%)	7,256	184,314
Mid-Term Bond Portfolio (28.8%)	78,545	878,914
Money Market Portfolio (14.4%)	35,562	438,477

TOTAL INVESTMENTS (Cost: $2,892,768) 100.0%		3,050,979

OTHER NET ASSETS -0.0% (1)		(378)

NET ASSETS 100.0%		$3,050,601

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2015 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (28.1%)	112,038	$1,758,992
Equity Index Portfolio (24.0%)	26,455	1,500,521
International Portfolio (5.4%)	34,635	340,119
Mid-Cap Equity Index Portfolio (9.5%)	23,286	591,457
Mid-Term Bond Portfolio (23.6%)	131,909	1,476,059
Money Market Portfolio (9.4%)	47,770	589,005

TOTAL INVESTMENTS (Cost: $5,827,914) 100.0%		6,256,153

OTHER NET ASSETS -0.0% (1)		(658)

NET ASSETS 100.0%		$6,255,495

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2020 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (25.7%)	272,551	$4,279,056
Equity Index Portfolio (26.7%)	78,346	4,443,783
International Portfolio (8.5%)	144,546	1,419,442
Mid-Cap Equity Index Portfolio (11.6%)	75,653	1,921,586
Mid-Term Bond Portfolio (20.4%)	302,530	3,385,310
Money Market Portfolio (4.6%)	62,241	767,432
Small Cap Growth Portfolio (1.3%)	10,021	209,841
Small Cap Value Portfolio (1.2%)	13,667	198,989

TOTAL INVESTMENTS (Cost: $15,292,445) 100.0%		16,625,439

OTHER NET ASSETS -0.0% (1)		(1,725)

NET ASSETS 100.0%		$16,623,714

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2025 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (24.3%)	334,582	$5,252,937
Equity Index Portfolio (30.5%)	115,912	6,574,508
International Portfolio (10.5%)	230,280	2,261,346
Mid-Cap Equity Index Portfolio (13.6%)	115,550	2,934,965
Mid-Term Bond Portfolio (16.3%)	314,475	3,518,974
Small Cap Growth Portfolio (2.5%)	25,465	533,240
Small Cap Value Portfolio (2.3%)	34,600	503,782

TOTAL INVESTMENTS (Cost: $19,624,437) 100.0%		21,579,752

OTHER NET ASSETS -0.0% (1)		(1,564)

NET ASSETS 100.0%		$21,578,188

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2030 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (20.3%)	154,217	$2,421,199
Equity Index Portfolio (33.8%)	71,076	4,031,407
International Portfolio (12.3%)	148,762	1,460,841
Mid-Cap Equity Index Portfolio (17.7%)	82,904	2,105,768
Mid-Term Bond Portfolio (8.9%)	94,641	1,059,034
Small Cap Growth Portfolio (3.6%)	20,432	427,843
Small Cap Value Portfolio (3.4%)	27,688	403,133

TOTAL INVESTMENTS (Cost: $10,765,522) 100.0%		11,909,225

OTHER NET ASSETS -0.0% (1)		(795)

NET ASSETS 100.0%		$11,908,430

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2035 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (19.9%)	76,048	$1,193,953
Equity Index Portfolio (35.2%)	37,266	2,113,708
International Portfolio (15.0%)	91,899	902,444
Mid-Cap Equity Index Portfolio (19.6%)	46,244	1,174,607
Small Cap Equity Index Portfolio (1.1%)	6,131	66,764
Small Cap Growth Portfolio (4.7%)	13,465	281,955
Small Cap Value Portfolio (4.5%)	18,579	270,511

TOTAL INVESTMENTS (Cost: $5,335,711) 100.0%		6,003,942

OTHER NET ASSETS -0.0% (1)		(600)

NET ASSETS 100.0%		$6,003,342

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2040 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (13.6%)	45,226	$710,055
Equity Index Portfolio (34.9%)	31,978	1,813,768
International Portfolio (17.8%)	94,538	928,362
Mid-Cap Equity Index Portfolio (22.4%)	45,955	1,167,249
Small Cap Equity Index Portfolio (2.2%)	10,410	113,362
Small Cap Growth Portfolio (4.7%)	11,551	241,884
Small Cap Value Portfolio (4.4%)	15,764	229,529

TOTAL INVESTMENTS (Cost: $4,565,063) 100.0%		5,204,209

OTHER NET ASSETS -0.0% (1)		(502)

NET ASSETS 100.0%		$5,203,707

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2045 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (11.9%)	21,252	$333,653
Equity Index Portfolio (34.6%)	17,051	967,115
International Portfolio (17.7%)	50,566	496,554
Mid-Cap Equity Index Portfolio (22.3%)	24,615	625,223
Small Cap Equity Index Portfolio (2.2%)	5,551	60,449
Small Cap Growth Portfolio (5.8%)	7,767	162,641
Small Cap Value Portfolio (5.5%)	10,514	153,087

TOTAL INVESTMENTS (Cost: $2,467,606) 100.0%		2,798,722

OTHER NET ASSETS -0.0% (1)		(266)

NET ASSETS 100.0%		$2,798,456

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2050 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (10.2%)	19,043	$298,975
Equity Index Portfolio (33.4%)	17,269	979,518
International Portfolio (18.7%)	55,738	547,344
Mid-Cap Equity Index Portfolio (23.3%)	26,818	681,180
Small Cap Equity Index Portfolio (3.3%)	8,730	95,068
Small Cap Growth Portfolio (5.7%)	8,029	168,135
Small Cap Value Portfolio (5.4%)	10,920	158,993

TOTAL INVESTMENTS (Cost: $2,561,892) 100.0%		2,929,213

OTHER NET ASSETS -0.0% (1)		(280)

NET ASSETS 100.0%		$2,928,933

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2055 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (8.5%)	2,430	$38,145
Equity Index Portfolio (33.2%)	2,641	149,776
International Portfolio (18.6%)	8,528	83,748
Mid-Cap Equity Index Portfolio (23.1%)	4,109	104,380
Small Cap Equity Index Portfolio (3.2%)	1,336	14,544
Small Cap Growth Portfolio (6.9%)	1,481	31,007
Small Cap Value Portfolio (6.5%)	2,023	29,458

TOTAL INVESTMENTS (Cost: $396,281) 100.0%		451,058

OTHER NET ASSETS -0.0% (1)		(82)

NET ASSETS 100.0%		$450,976

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2060 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (98.1%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (6.6%)	1,232	$19,339
Equity Index Portfolio (31.5%)	1,631	92,514
International Portfolio (19.1%)	5,715	56,122
Mid-Cap Equity Index Portfolio (23.5%)	2,717	69,014
Small Cap Equity Index Portfolio (4.2%)	1,141	12,423
Small Cap Growth Portfolio (6.8%)	953	19,962
Small Cap Value Portfolio (6.4%)	1,277	18,590

TOTAL INVESTMENTS (Cost: $249,158) 98.1%		287,964

OTHER NET ASSETS 1.9%		5,726

NET ASSETS 100.0%		$293,690

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (29.0%)	178,822	$2,807,511
Equity Index Portfolio (27.3%)	46,634	2,645,091
International Portfolio (5.5%)	54,444	534,638
Mid-Cap Equity Index Portfolio (5.2%)	20,009	508,221
Mid-Term Bond Portfolio (33.0%)	285,995	3,200,283

TOTAL INVESTMENTS (Cost: $9,041,695) 100.0%		9,695,744

OTHER NET ASSETS -0.0% (1)		(579)

NET ASSETS 100.0%		$9,695,165

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (22.9%)	338,133	$5,308,688
Equity Index Portfolio (36.9%)	150,779	8,552,203
International Portfolio (10.4%)	246,412	2,419,767
Mid-Cap Equity Index Portfolio (16.1%)	147,037	3,734,728
Mid-Term Bond Portfolio (13.7%)	284,771	3,186,591

TOTAL INVESTMENTS (Cost: $20,974,400) 100.0%		23,201,977

OTHER NET ASSETS -0.0% (1)		(1,838)

NET ASSETS 100.0%		$23,200,139

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (17.6%)	43,960	$690,171
Equity Index Portfolio (35.7%)	24,687	1,400,251
International Portfolio (15.0%)	59,931	588,521
Mid-Cap Equity Index Portfolio (20.2%)	31,319	795,501
Small Cap Growth Portfolio (6.7%)	12,576	263,343
Small Cap Value Portfolio (4.8%)	12,909	187,956

TOTAL INVESTMENTS (Cost: $3,454,907) 100.0%		3,925,743

OTHER NET ASSETS -0.0% (1)		(282)

NET ASSETS 100.0%		$3,925,461

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (48.4%)
U.S. Treasury Bill	A-1+	0.07	01/12/21	$250,000	$249,995
U.S. Treasury Bill	A-1+	0.07	01/14/21	200,000	199,995
U.S. Treasury Bill	A-1+	0.07	01/21/21	300,000	299,989
U.S. Treasury Bill	A-1+	0.07	02/02/21	500,000	499,967
U.S. Treasury Bill	A-1+	0.08	01/07/21	200,000	199,997
U.S. Treasury Bill	A-1+	0.08	02/04/21	500,000	499,964
U.S. Treasury Bill	A-1+	0.08	02/09/21	250,000	249,979
U.S. Treasury Bill	A-1+	0.08	02/18/21	400,000	399,955
U.S. Treasury Bill	A-1+	0.09	01/05/21	450,000	449,996
U.S. Treasury Bill	A-1+	0.09	02/11/21	300,000	299,969
U.S. Treasury Bill	A-1+	0.09	02/23/21	300,000	299,961

3,649,767

COMMERCIAL PAPER (43.7%)
Apple, Inc.†	A-1+	0.10	02/05/21	250,000	249,976
Archer Daniels Midland Co.†	A-1	0.09	01/14/21	300,000	299,990
Cargill, Inc.	A-1	0.12	01/06/21	250,000	249,996
J.P. Morgan Securities LLC†	A-1	0.17	01/08/21	300,000	299,990
John Deere Capital Corp.	A-1	0.12	01/19/21	300,000	299,982
Merck & Co., Inc.†	A-1+	0.11	02/10/21	300,000	299,963
National Rural Utilities Cooperative Finance Corp.	A-1	0.10	01/04/21	250,000	249,998
Novartis Finance Corp.†	A-1+	0.10	01/15/21	300,000	299,988
ONE Gas, Inc.†	A-1	0.12	01/04/21	300,000	299,997
Private Export Funding Corp.	NR	0.10	02/01/21	200,000	199,983
Toyota Motor Credit Corp.	A-1+	0.11	02/05/21	300,000	299,968
Unilever Capital Corp.†	A-1	0.12	01/25/21	250,000	249,980

3,299,811

CORPORATE DEBT (7.6%)
IBM Credit LLC†	A-1	0.48	01/20/21	275,000	275,042
Microsoft Corp.†	A-1+	4.00	02/08/21	300,000	301,175

					576,217

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,525,795) 99.7%					7,525,795

TOTAL INVESTMENTS (Cost: $7,525,795) 99.7%					7,525,795

OTHER NET ASSETS 0.3%					20,780

NET ASSETS 100.0%					$7,546,575

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (49.1%)
U.S. Treasury Bond	AA+	1.13	05/15/40	$350,000	$331,734
U.S. Treasury Note	AA+	0.38	09/30/27	450,000	442,934
U.S. Treasury Note	AA+	0.50	04/30/27	200,000	199,430
U.S. Treasury Note	AA+	0.50	10/31/27	450,000	446,273
U.S. Treasury Note	AA+	0.63	11/30/27	500,000	499,687
U.S. Treasury Note	AA+	0.63	08/15/30	200,000	194,875
U.S. Treasury Note	AA+	1.38	09/30/23	685,000	707,985
U.S. Treasury Note	AA+	1.50	10/31/21	310,000	313,536
U.S. Treasury Note	AA+	1.50	02/28/23	185,000	190,434
U.S. Treasury Note	AA+	1.50	08/15/26	825,000	873,340
U.S. Treasury Note	AA+	1.63	10/31/23	245,000	255,202
U.S. Treasury Note	AA+	1.63	05/15/26	825,000	878,206
U.S. Treasury Note	AA+	1.63	09/30/26	480,000	511,575
U.S. Treasury Note	AA+	1.75	11/30/21	275,000	279,061
U.S. Treasury Note	AA+	2.00	05/31/24	685,000	726,876
U.S. Treasury Note	AA+	2.00	06/30/24	685,000	727,759
U.S. Treasury Note	AA+	2.38	04/30/26	520,000	574,072
U.S. Treasury Note	AA+	2.38	05/15/29	550,000	621,242
U.S. Treasury Note	AA+	2.50	01/31/24	550,000	589,209
U.S. Treasury Note	AA+	2.50	02/28/26	550,000	609,598

					9,973,028

U.S. GOVERNMENT AGENCIES (29.1%)
NON-MORTGAGE-BACKED OBLIGATIONS (29.1%)
FHLB	AA+	0.25	06/03/22	500,000	501,366
FHLB	AA+	0.50	04/14/25	840,000	845,321
FHLB	AA+	2.13	06/10/22	700,000	720,752
FHLMC	AA+	0.25	06/26/23	1,500,000	1,503,162
FHLMC	AA+	1.50	02/12/25	400,000	419,531
FNMA	AA+	0.50	06/17/25	1,500,000	1,507,642
FNMA	AA+	0.63	04/22/25	400,000	404,621

					5,902,395

CORPORATE DEBT (21.0%)
COMMUNICATION SERVICES (1.0%)
Discovery Communications LLC	BBB-	3.50	06/15/22	70,000	72,379
Omnicom Group, Inc.	BBB+	3.63	05/01/22	55,000	57,362
ViacomCBS, Inc.	BBB	3.25	03/15/23	70,000	72,716

					202,457

CONSUMER DISCRETIONARY (2.4%)
AutoZone, Inc.	BBB	3.70	04/15/22	10,000	10,363
Dollar General Corp.	BBB	3.25	04/15/23	30,000	31,741
Family Dollar Stores, Inc.	BBB	5.00	02/01/21	55,000	55,094
Harman International Industries, Inc.	A-	4.15	05/15/25	55,000	61,230
Kohl’s Corp.	BBB-	3.25	02/01/23	20,000	20,749
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	35,000	39,760
Marriott International, Inc.	BBB-	3.13	02/15/23	55,000	56,791
NVR, Inc.	BBB+	3.95	09/15/22	55,000	57,851
O’Reilly Automotive, Inc.	BBB	4.63	09/15/21	10,000	10,194
Tapestry, Inc.	BBB-	3.00	07/15/22	70,000	71,517
Wyndham Destinations, Inc.	BB-	5.65	04/01/24	70,000	75,600

					490,890

CONSUMER STAPLES (1.4%)
Flowers Foods, Inc.	BBB	4.38	04/01/22	55,000	56,951
Kellogg Co.	BBB	2.65	12/01/23	55,000	58,685
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	80,000	86,088

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Kroger Co.	BBB	2.95	11/01/21	$55,000	$56,068
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	25,000	25,995
					283,787

ENERGY (0.7%)
Diamond Offshore Drilling, Inc.	NR	3.45	11/01/23	40,000	4,900
Energen Corp.	BBB-	4.63	09/01/21	55,000	55,283
EQT Corp.	BB	4.88	11/15/21	9,000	9,225
Marathon Oil Corp.	BBB-	2.80	11/01/22	55,000	56,531
SESI LLC	D	7.13	12/15/21	60,000	19,200
Valaris PLC	NR	4.88	06/01/22	55,000	3,163

					148,302

FINANCIALS (7.3%)
Aflac, Inc.	A-	3.63	06/15/23	15,000	16,172
Alleghany Corp.	BBB+	4.95	06/27/22	55,000	58,546
American International Group, Inc.	BBB+	4.13	02/15/24	55,000	60,889
Ares Capital Corp.	BBB-	3.63	01/19/22	70,000	72,000
Assurant, Inc.	BBB	4.00	03/15/23	55,000	58,630
Block Financial LLC	BBB	5.50	11/01/22	70,000	74,394
Capital One Financial Corp.	BBB	4.75	07/15/21	55,000	56,283
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	20,000	21,916
Fifth Third Bancorp	BBB	4.30	01/16/24	70,000	77,389
FS KKR Capital Corp.	NR	4.75	05/15/22	75,000	78,035
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	70,000	73,959
Huntington Bancshares, Inc.	BBB+	2.30	01/14/22	75,000	76,350
Infinity Property & Casualty Corp.	BBB	5.00	09/19/22	55,000	58,343
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	40,000	44,782
Legg Mason, Inc.	A	3.95	07/15/24	55,000	60,952
Lincoln National Corp.	A-	4.00	09/01/23	55,000	59,989
Morgan Stanley	BBB+	3.13	01/23/23	70,000	73,872
Prospect Capital Corp.	BBB-	4.95	07/15/22	70,000	71,656
Prospect Capital Corp.	BBB-	5.88	03/15/23	55,000	57,759
Signet UK Finance PLC	B+	4.70	06/15/24	55,000	52,822
Stifel Financial Corp.	BBB-	4.25	07/18/24	55,000	61,783
Synchrony Financial	BBB-	3.70	08/04/26	40,000	44,387
Unum Group	BBB	4.00	03/15/24	55,000	59,934
Voya Financial, Inc.	BBB+	3.65	06/15/26	55,000	62,890
WR Berkley Corp.	BBB+	4.63	03/15/22	55,000	57,638

					1,491,370

HEALTH CARE (2.2%)
AbbVie, Inc.	BBB+	2.85	05/14/23	70,000	73,605
Aetna, Inc.	BBB	2.80	06/15/23	70,000	73,646
Anthem, Inc.	A	3.13	05/15/22	55,000	57,062
CVS Health Corp.	BBB	3.38	08/12/24	15,000	16,377
CVS Health Corp.	BBB	3.88	07/20/25	40,000	45,327
Humana, Inc.	BBB+	3.85	10/01/24	70,000	77,459
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	15,000	15,691
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	35,000	39,789
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	55,000	56,562

					455,518

INDUSTRIALS (1.2%)
Deere & Co.	A	2.75	04/15/25	35,000	38,139
Flowserve Corp.	BBB-	3.50	09/15/22	55,000	57,059
General Dynamics Corp.	A	3.25	04/01/25	35,000	38,639

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
INDUSTRIALS (CONTINUED)
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	$55,000	$57,245
Verisk Analytics, Inc.	BBB	4.13	09/12/22	55,000	58,256

					249,338

INFORMATION TECHNOLOGY (1.5%)
Avnet, Inc.	BBB-	3.75	12/01/21	30,000	30,725
Fiserv, Inc.	BBB	4.75	06/15/21	50,000	51,027
Global Payments, Inc.	BBB-	3.75	06/01/23	25,000	26,722
Intel Corp.	A+	3.40	03/25/25	75,000	83,389
Jabil, Inc.	BBB-	4.70	09/15/22	55,000	58,594
Juniper Networks, Inc.	BBB	4.50	03/15/24	40,000	44,631

					295,088

MATERIALS (0.7%)
Domtar Corp.	BBB-	4.40	04/01/22	55,000	56,576
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	5,000	5,087
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	20,361
Southern Copper Corp.	BBB+	3.50	11/08/22	55,000	57,839

					139,863

REAL ESTATE (1.8%)
Boston Properties LP	BBB+	3.80	02/01/24	80,000	86,917
Crown Castle International Corp.	BBB-	3.15	07/15/23	70,000	74,460
Diversified Healthcare Trust	BB	4.75	05/01/24	15,000	15,406
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	40,000	42,367
Mack-Cali Realty LP	BB-	4.50	04/18/22	25,000	24,880
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	50,000	54,071
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	20,000	21,892
Service Properties Trust	BB-	5.00	08/15/22	35,000	35,612

					355,605

UTILITIES (0.8%)
Exelon Generation Co. LLC	BBB	4.25	06/15/22	25,000	26,103
National Fuel Gas Co.	BBB-	4.90	12/01/21	55,000	56,516
Southern Co.	BBB+	3.25	07/01/26	70,000	78,506

					161,125

TOTAL CORPORATE DEBT					4,273,343

TOTAL LONG-TERM DEBT SECURITIES (Cost: $19,776,029) 99.2%					20,148,766

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.4%)
Citibank, New York Time Deposit		0.01	01/04/21	$79,442	$79,442

TOTAL TEMPORARY CASH INVESTMENT (Cost: $79,442) 0.4%					79,442

TOTAL INVESTMENTS (Cost: $19,855,471) 99.6%					20,228,208

OTHER NET ASSETS 0.4%					75,041

NET ASSETS 100.0%					$20,303,249

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (46.6%)
U.S. Treasury Bond	AA+	1.13	05/15/40	$1,425,000	$1,350,633
U.S. Treasury Bond	AA+	1.13	08/15/40	1,100,000	1,039,672
U.S. Treasury Bond	AA+	1.38	11/15/40	250,000	246,758
U.S. Treasury Bond	AA+	2.25	08/15/46	615,000	700,619
U.S. Treasury Bond	AA+	2.75	08/15/47	210,000	262,762
U.S. Treasury Bond	AA+	2.88	05/15/49	605,000	779,552
U.S. Treasury Note	AA+	0.63	05/15/30	775,000	757,199
U.S. Treasury Note	AA+	1.50	02/15/30	350,000	370,057
U.S. Treasury Note	AA+	1.63	08/15/29	1,045,000	1,117,252
U.S. Treasury Note	AA+	2.25	02/15/27	820,000	906,100
U.S. Treasury Note	AA+	2.25	08/15/27	1,555,000	1,723,560
U.S. Treasury Note	AA+	2.25	11/15/27	1,065,000	1,182,067
U.S. Treasury Note	AA+	2.38	05/15/27	1,330,000	1,483,002
U.S. Treasury Note	AA+	2.63	02/15/29	1,045,000	1,199,015
U.S. Treasury Note	AA+	2.88	05/15/28	835,000	967,002
U.S. Treasury Note	AA+	3.13	11/15/28	85,000	100,589
U.S. Treasury Strip	AA+	0.00	08/15/25	45,000	44,150
U.S. Treasury Strip	AA+	0.00	08/15/26	420,000	406,880
U.S. Treasury Strip	AA+	0.00	08/15/28	420,000	393,462
U.S. Treasury Strip	AA+	0.00	08/15/29	420,000	386,080
U.S. Treasury Strip	AA+	0.00	08/15/33	210,000	178,574
U.S. Treasury Strip	AA+	0.00	08/15/35	210,000	171,495
U.S. Treasury Strip	AA+	0.00	08/15/37	210,000	164,356

					15,930,836

U.S. GOVERNMENT AGENCIES (29.7%)
MORTGAGE-BACKED OBLIGATIONS (29.7%)
FHLMC	AA+	2.00	11/01/40	299,003	311,410
FHLMC	AA+	2.00	11/01/50	99,578	103,435
FHLMC	AA+	2.00	11/01/50	124,596	128,667
FHLMC	AA+	2.00	11/01/50	99,720	103,581
FHLMC	AA+	2.00	12/01/50	100,000	104,629
FHLMC	AA+	2.50	12/01/27	20,028	20,966
FHLMC	AA+	2.50	06/01/35	45,167	47,074
FHLMC	AA+	2.50	10/01/49	89,030	94,081
FHLMC	AA+	3.00	02/01/32	51,360	55,075
FHLMC	AA+	3.00	11/01/42	14,482	14,973
FHLMC	AA+	3.00	03/01/43	27,865	30,264
FHLMC	AA+	3.00	04/01/43	26,828	29,137
FHLMC	AA+	3.00	04/01/43	171,084	185,862
FHLMC	AA+	3.00	04/01/43	196,596	209,327
FHLMC	AA+	3.00	09/15/43	28,602	29,077
FHLMC	AA+	3.00	04/15/45	36,875	37,668
FHLMC	AA+	3.00	09/01/46	68,178	74,020
FHLMC	AA+	3.00	09/01/46	40,370	42,508
FHLMC	AA+	3.00	11/01/46	22,727	23,432
FHLMC	AA+	3.00	05/01/49	87,957	92,387
FHLMC	AA+	3.00	11/01/49	51,144	53,826
FHLMC	AA+	3.00	11/01/49	88,860	93,368
FHLMC	AA+	3.50	02/01/35	62,956	67,740
FHLMC	AA+	3.50	02/01/36	37,829	40,697
FHLMC	AA+	3.50	11/01/39	100,962	107,159
FHLMC	AA+	3.50	01/01/41	62,999	68,025
FHLMC	AA+	3.50	06/01/43	39,069	42,502
FHLMC	AA+	3.50	01/01/44	197,266	214,253
FHLMC	AA+	3.50	05/15/44	14,534	14,733
FHLMC	AA+	3.50	11/01/45	46,784	50,534

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
FHLMC	AA+	3.50	08/01/47	$44,506	$47,314
FHLMC	AA+	3.50	11/01/47	57,016	60,590
FHLMC	AA+	3.50	12/01/47	53,111	56,375
FHLMC	AA+	3.50	07/01/49	57,043	60,591
FHLMC	AA+	4.00	02/01/25	40,224	42,680
FHLMC	AA+	4.00	05/01/25	29,701	31,522
FHLMC	AA+	4.00	01/01/38	34,065	38,475
FHLMC	AA+	4.00	06/15/38	100,000	103,402
FHLMC	AA+	4.00	01/15/40	100,000	105,418
FHLMC	AA+	4.00	10/01/44	52,073	56,735
FHLMC	AA+	4.00	05/01/47	40,038	43,053
FHLMC	AA+	4.00	09/01/48	79,694	85,133
FHLMC	AA+	4.00	10/01/48	36,728	39,121
FHLMC	AA+	4.00	04/01/49	187,691	201,452
FHLMC	AA+	4.50	08/15/35	25,870	28,511
FHLMC	AA+	4.50	05/01/48	26,456	28,743
FHLMC	AA+	4.50	05/01/48	39,548	43,019
FHLMC	AA+	5.00	02/01/26	26,585	29,381
FHLMC Strip	AA+	3.00	01/15/43	54,698	57,552
FHLMC Strip	AA+	3.50	10/15/47	30,219	32,206
FNMA	AA+	2.00	03/01/35	191,566	200,521
FNMA	AA+	2.00	11/01/35	197,194	206,400
FNMA	AA+	2.00	08/01/40	193,085	200,978
FNMA	AA+	2.00	10/01/50	198,339	206,020
FNMA	AA+	2.00	10/01/50	99,796	103,759
FNMA	AA+	2.25	01/01/28	26,906	28,166
FNMA	AA+	2.50	02/01/33	32,384	34,162
FNMA	AA+	2.50	05/01/35	48,310	50,373
FNMA	AA+	2.50	10/01/35	148,598	156,153
FNMA	AA+	2.50	03/01/50	84,051	88,666
FNMA	AA+	2.50	03/01/50	139,450	147,107
FNMA	AA+	2.68	12/01/26	75,000	79,929
FNMA	AA+	2.92	07/01/27	46,855	50,435
FNMA	AA+	3.00	05/25/31	92,443	95,484
FNMA	AA+	3.00	09/01/33	35,822	38,024
FNMA	AA+	3.00	03/01/36	36,789	38,888
FNMA	AA+	3.00	04/25/42	49,059	49,970
FNMA	AA+	3.00	12/01/42	13,367	13,819
FNMA	AA+	3.00	04/01/43	13,120	13,566
FNMA	AA+	3.00	02/01/45	23,247	25,408
FNMA	AA+	3.00	03/01/45	9,639	9,972
FNMA	AA+	3.00	01/01/47	25,442	26,242
FNMA	AA+	3.00	12/01/47	18,401	19,340
FNMA	AA+	3.00	03/01/50	164,053	173,911
FNMA	AA+	3.50	07/01/34	58,063	62,215
FNMA	AA+	3.50	10/01/34	38,574	40,989
FNMA	AA+	3.50	01/01/43	17,860	19,494
FNMA	AA+	3.50	08/01/43	30,823	33,480
FNMA	AA+	3.50	08/01/43	65,312	71,307
FNMA	AA+	3.50	08/01/44	57,943	60,485
FNMA	AA+	3.50	08/25/44	16,054	16,168
FNMA	AA+	3.50	04/01/45	48,331	52,832
FNMA	AA+	3.50	05/01/45	78,645	85,074
FNMA	AA+	3.50	10/01/45	92,418	100,933
FNMA	AA+	3.50	02/01/46	62,319	68,437
FNMA	AA+	3.50	02/01/46	32,720	35,030
FNMA	AA+	3.50	02/01/47	49,767	53,312

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
FNMA	AA+	3.50	09/01/47	$109,999	$119,370
FNMA	AA+	3.50	09/01/47	113,636	120,487
FNMA	AA+	3.50	04/01/48	22,329	23,547
FNMA	AA+	3.50	08/01/49	80,615	85,151
FNMA	AA+	3.50	02/01/50	58,648	62,838
FNMA	AA+	3.53	01/01/26	100,000	107,405
FNMA	AA+	4.00	07/25/26	24,271	25,312
FNMA	AA+	4.00	05/25/29	39,605	40,428
FNMA	AA+	4.00	01/01/31	59,136	63,704
FNMA	AA+	4.00	10/01/36	19,769	21,513
FNMA	AA+	4.00	05/01/43	111,435	122,103
FNMA	AA+	4.00	01/01/44	152,190	167,571
FNMA	AA+	4.00	11/01/45	31,513	34,225
FNMA	AA+	4.00	02/01/47	49,395	53,549
FNMA	AA+	4.00	05/01/48	72,513	77,570
FNMA	AA+	4.00	02/01/50	129,071	137,831
FNMA	AA+	4.00	03/01/50	166,192	181,204
FNMA	AA+	4.00	07/01/56	29,181	32,529
FNMA	AA+	4.50	05/01/30	146,120	159,693
FNMA	AA+	4.50	12/01/39	62,980	69,393
FNMA	AA+	4.50	07/01/40	94,576	103,258
FNMA	AA+	4.50	07/01/42	131,644	147,579
FNMA	AA+	4.50	04/01/44	29,248	32,436
FNMA	AA+	4.50	11/01/47	54,388	60,034
FNMA	AA+	4.50	11/01/47	46,072	51,223
FNMA	AA+	4.50	11/01/47	42,326	46,165
FNMA	AA+	4.50	02/01/49	33,086	35,940
FNMA	AA+	5.00	10/01/25	47,044	51,988
FNMA	AA+	5.00	08/01/37	63,965	74,222
FNMA	AA+	5.00	09/25/40	28,609	28,922
FNMA	AA+	5.50	09/01/25	47,116	52,567
FNMA	AA+	5.50	05/01/38	63,368	74,325
FNMA	AA+	6.00	01/01/25	41,270	46,337
FNMA	AA+	6.00	03/01/36	18,146	20,621
FNMA	AA+	6.00	04/01/37	13,846	15,600
FNMA	AA+	6.00	12/01/37	34,136	40,365
FNMA	AA+	6.50	05/01/32	51,949	58,200
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	34,942	36,075
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	37,707	40,414
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	43,228	46,773
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	23,053	24,916
GNMA (2)	AA+	3.00	07/16/36	37,770	40,554
GNMA (2)	AA+	3.00	01/15/46	58,147	64,567
GNMA (2)	AA+	3.00	03/15/46	80,517	90,028
GNMA (2)	AA+	3.00	07/15/46	59,652	66,703
GNMA (2)	AA+	3.00	02/20/47	34,816	36,587
GNMA (2)	AA+	3.50	05/20/31	83,542	90,197
GNMA (2)	AA+	3.50	02/20/42	20,266	21,268
GNMA (2)	AA+	3.50	07/15/42	34,632	37,646
GNMA (2)	AA+	3.50	03/20/45	49,685	53,291
GNMA (2)	AA+	3.50	05/20/45	50,533	56,810
GNMA (2)	AA+	4.00	04/15/24	60,385	64,065
GNMA (2)	AA+	4.00	01/20/41	25,768	28,057
GNMA (2)	AA+	4.00	08/15/41	22,504	24,615
GNMA (2)	AA+	4.00	12/15/41	30,339	33,129
GNMA (2)	AA+	4.00	08/20/42	16,908	18,274

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
GNMA (2)	AA+	4.50	10/15/40	$43,635	$50,133
GNMA (2)	AA+	5.00	04/15/39	26,402	30,696
GNMA (2)	AA+	5.00	06/20/39	19,513	22,091
GNMA (2)	AA+	5.50	01/15/36	61,092	67,915

					10,128,741

CORPORATE DEBT (22.9%)
COMMUNICATION SERVICES (0.8%)
AT&T, Inc.	BBB	3.00	06/30/22	20,000	20,698
Discovery Communications LLC	BBB-	3.50	06/15/22	105,000	108,569
Omnicom Group, Inc.	BBB+	3.63	05/01/22	20,000	20,859
ViacomCBS, Inc.	BBB	3.25	03/15/23	105,000	109,074

					259,200

CONSUMER DISCRETIONARY (3.4%)
Amazon.com, Inc.	AA-	5.20	12/03/25	105,000	127,662
AutoZone, Inc.	BBB	3.25	04/15/25	40,000	43,819
AutoZone, Inc.	BBB	3.70	04/15/22	15,000	15,544
Brinker International, Inc.	B-	3.88	05/15/23	85,000	85,106
Dollar General Corp.	BBB	3.25	04/15/23	85,000	89,933
Family Dollar Stores, Inc.	BBB	5.00	02/01/21	85,000	85,146
Harman International Industries, Inc.	A-	4.15	05/15/25	105,000	116,894
Hyatt Hotels Corp.	BBB-	5.38	08/15/21	5,000	5,081
Kohl’s Corp.	BBB-	3.25	02/01/23	40,000	41,499
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	40,000	41,170
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	30,000	34,080
Marriott International, Inc.	BBB-	3.13	02/15/23	65,000	67,117
Mattel, Inc.	B-	3.15	03/15/23	40,000	40,400
NVR, Inc.	BBB+	3.95	09/15/22	85,000	89,406
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	70,000	73,269
Tapestry, Inc.	BBB-	4.25	04/01/25	50,000	53,632
Whirlpool Corp.	BBB	3.70	05/01/25	40,000	44,376
Whirlpool Corp.	BBB	4.85	06/15/21	20,000	20,391
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	85,000	86,700

					1,161,225

CONSUMER STAPLES (1.1%)
Flowers Foods, Inc.	BBB	4.38	04/01/22	85,000	88,015
Kroger Co.	BBB	2.95	11/01/21	100,000	101,942
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	40,000	46,143
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	65,000	67,588
Sysco Corp.	BBB-	3.75	10/01/25	75,000	84,185

					387,873

ENERGY (1.6%)
Devon Energy Corp.	BBB-	5.85	12/15/25	50,000	58,755
Diamond Offshore Drilling, Inc.	NR	3.45	11/01/23	65,000	7,962
Energen Corp.	BBB-	4.63	09/01/21	85,000	85,438
EQT Corp.	BB	4.88	11/15/21	20,000	20,500
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	105,000	115,971
Marathon Oil Corp.	BBB-	2.80	11/01/22	85,000	87,366
Marathon Petroleum Corp.	BBB	5.13	03/01/21	70,000	70,360
Murphy Oil Corp.	BB	4.95	12/01/22	75,000	76,125
SESI LLC	D	7.13	12/15/21	95,000	30,400
Valaris PLC	NR	4.88	06/01/22	85,000	4,887

					557,764

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIALS (6.4%)
Alleghany Corp.	BBB+	4.95	06/27/22	$40,000	$42,579
American Express Co.	BBB	3.63	12/05/24	105,000	116,595
American International Group, Inc.	BBB+	3.75	07/10/25	105,000	117,944
Bank of America Corp.	BBB+	3.95	04/21/25	105,000	118,360
Block Financial LLC	BBB	5.25	10/01/25	65,000	74,312
Block Financial LLC	BBB	5.50	11/01/22	45,000	47,824
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	86,983
Citigroup, Inc.	BBB	3.88	03/26/25	105,000	117,190
Fairfax U.S., Inc. †	BBB-	4.88	08/13/24	75,000	82,187
Fifth Third Bancorp	BBB	4.30	01/16/24	105,000	116,084
Genworth Hldgs., Inc.	B-	7.20	02/15/21	35,000	35,144
Genworth Hldgs., Inc.	B-	7.63	09/24/21	25,000	25,375
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	105,000	117,552
Kemper Corp.	BBB	4.35	02/15/25	40,000	44,419
Lincoln National Corp.	A-	4.00	09/01/23	85,000	92,710
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	65,000	65,895
Moody’s Corp.	BBB+	4.50	09/01/22	85,000	89,784
Old Republic International Corp.	BBB+	3.88	08/26/26	105,000	120,579
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	20,724
Reinsurance Group of America, Inc.	A	4.70	09/15/23	20,000	22,093
Reinsurance Group of America, Inc.	A	5.00	06/01/21	65,000	66,204
Signet UK Finance PLC	B+	4.70	06/15/24	105,000	100,842
Stifel Financial Corp.	BBB-	4.25	07/18/24	30,000	33,700
Synchrony Financial	BBB-	3.70	08/04/26	55,000	61,033
Unum Group	BBB	4.00	03/15/24	105,000	114,419
Voya Financial, Inc.	BBB+	3.65	06/15/26	105,000	120,062
Wells Fargo & Co.	BBB	3.45	02/13/23	85,000	90,075
Wells Fargo & Co.	BBB	4.13	08/15/23	20,000	21,846
WR Berkley Corp.	BBB+	4.63	03/15/22	40,000	41,918

					2,204,432

HEALTH CARE (1.6%)
Anthem, Inc.	A	3.30	01/15/23	75,000	79,326
Biogen, Inc.	A-	4.05	09/15/25	50,000	57,286
Evernorth Health, Inc.	A-	3.50	06/15/24	40,000	43,337
Humana, Inc.	BBB+	3.85	10/01/24	65,000	71,926
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	40,000	41,842
Owens & Minor, Inc.	B+	4.38	12/15/24	60,000	61,500
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	15,000	16,673
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	65,000	73,895
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	105,000	107,982

					553,767

INDUSTRIALS (1.5%)
Deere & Co.	A	2.75	04/15/25	125,000	136,212
Flowserve Corp.	BBB-	3.50	09/15/22	85,000	88,181
General Dynamics Corp.	A	3.25	04/01/25	65,000	71,759
Hexcel Corp.	BBB-	4.70	08/15/25	80,000	89,794
Verisk Analytics, Inc.	BBB	4.00	06/15/25	105,000	118,922

					504,868

INFORMATION TECHNOLOGY (2.2%)
Applied Materials, Inc.	A-	3.90	10/01/25	105,000	120,351
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	20,000	21,994
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	25,000	26,780
Avnet, Inc.	BBB-	4.88	12/01/22	5,000	5,365
Fidelity National Information Svcs., Inc.	BBB	3.88	06/05/24	105,000	115,602
Fiserv, Inc.	BBB	4.75	06/15/21	20,000	20,411

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Global Payments, Inc.	BBB-	3.75	06/01/23	$85,000	$90,854
Ingram Micro, Inc.	NR	5.00	08/10/22	20,000	20,634
Ingram Micro, Inc.	NR	5.45	12/15/24	15,000	17,251
Intel Corp.	A+	3.40	03/25/25	100,000	111,186
Juniper Networks, Inc.	BBB	4.50	03/15/24	65,000	72,526
Keysight Technologies, Inc.	BBB	4.55	10/30/24	105,000	118,706
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	20,000	22,342

					764,002

MATERIALS (2.4%)
Carpenter Technology Corp.	BBB-	4.45	03/01/23	75,000	78,538
Domtar Corp.	BBB-	4.40	04/01/22	105,000	108,008
Dow Chemical Co.	BBB-	3.50	10/01/24	100,000	109,522
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	85,000	86,488
Kinross Gold Corp.	BBB-	5.13	09/01/21	85,000	86,534
Packaging Corp. of America	BBB	4.50	11/01/23	40,000	44,108
Sherwin-Williams Co.	BBB-	3.95	01/15/26	105,000	120,064
Southern Copper Corp.	BBB+	3.50	11/08/22	85,000	89,387
Teck Resources Ltd.	BBB-	3.75	02/01/23	20,000	20,569
Teck Resources Ltd.	BBB-	4.75	01/15/22	65,000	66,366

					809,584

REAL ESTATE (1.5%)
Boston Properties LP	BBB+	3.85	02/01/23	65,000	69,148
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	80,000	88,356
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	90,031
Mack-Cali Realty LP	BB-	4.50	04/18/22	105,000	104,495
National Retail Properties, Inc.	BBB+	3.30	04/15/23	20,000	21,119
Service Properties Trust	BB-	5.00	08/15/22	95,000	96,662
Ventas Realty LP / Ventas Capital Corp.	BBB+	3.25	08/15/22	10,000	10,375
Welltower, Inc.	BBB+	3.75	03/15/23	15,000	15,912

					496,098

UTILITIES (0.4%)
Exelon Generation Co. LLC	BBB	4.25	06/15/22	20,000	20,883
National Fuel Gas Co.	BBB-	4.90	12/01/21	65,000	66,791
National Fuel Gas Co.	BBB-	5.20	07/15/25	40,000	44,873

					132,547

TOTAL CORPORATE DEBT					7,831,360

TOTAL LONG-TERM DEBT SECURITIES (Cost: $32,858,750) 99.2%					33,890,937

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.2%)
JP Morgan Chase, New York Time Deposit		0.01	01/04/21	$415,858	$415,858

TOTAL TEMPORARY CASH INVESTMENT (Cost: $415,858) 1.2%					415,858

TOTAL INVESTMENTS (Cost: $33,274,608) 100.4%					34,306,795

OTHER NET ASSETS -0.4%					(136,695)

NET ASSETS 100.0%					$34,170,100

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2020

Abbreviations:	FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate values of these securities and their percentages of the respective Portfolios’ net assets were as follows:

Portfolio	Aggregate Market Value	Percentage of Net Assets
MONEY MARKET PORTFOLIO	$2,576,101	34.1%
MID-TERM BOND PORTFOLIO	$21,916	0.1%
BOND PORTFOLIO	$82,187	0.2%

††	Level 3 Security.

(1)	Percentage is less than 0.05%.

(2)	U.S. Government guaranteed security.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020†

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
ASSETS
Investments at fair value

(Cost:  Equity Index Portfolio — $86,752,631

All America Portfolio — $12,745,190

Small Cap Value Portfolio — $7,256,069

Small Cap Growth Portfolio — $11,048,680

Small Cap Equity Index Portfolio — $3,652,459

Mid Cap Value Portfolio — $1,722,934

Mid-Cap Equity Index Portfolio — $44,628,185

International Portfolio — $11,739,430

Retirement Income Portfolio — $2,892,768

2015 Retirement Portfolio — $5,827,914

2020 Retirement Portfolio — $15,292,445

2025 Retirement Portfolio — $19,624,437

2030 Retirement Portfolio — $10,765,522)

(Notes 1 and 3)	$98,256,799	$14,720,231	$7,695,955	$15,140,965	$4,280,739
Cash	—	2,130	—	—	5,371
Interest and dividends receivable	70,177	11,167	6,288	2,246	4,957
Receivable for securities sold	—	28,370	24,038	—	315
Shareholder subscriptions receivable	43,371	37	4,916	4,914	2,036
Other receivables	4,735	280	275	170	—

TOTAL ASSETS	98,375,082	14,762,215	7,731,472	15,148,295	4,293,418

LIABILITIES
Due to custodian bank	30	—	—	—	—
Payable for securities purchased	97,218	34,448	82,485	16,273	614
Shareholder redemptions payable	409,025	18,244	92	23,339	23
Accrued expenses	23,128	10,904	5,956	11,287	2,082

TOTAL LIABILITIES:	529,401	63,596	88,533	50,899	2,719

NET ASSETS	$97,845,681	$14,698,619	$7,642,939	$15,097,396	$4,290,699

NUMBER OF SHARES OUTSTANDING (Notes 1 and 4)(b)	1,724,876	519,203	525,025	720,986	394,084

NET ASSET VALUES, offering and redemption price per share	$56.73	$28.31	$14.56	$20.94	$10.89

COMPONENTS OF NET ASSETS
Paid-in capital	$85,463,363	$12,927,052	$8,184,115	$11,218,945	$3,590,937
Total Distributable Earnings (Loss) (Notes 1 and 5)	12,382,318	1,771,567	(541,176)	3,878,451	699,762

NET ASSETS	$97,845,681	$14,698,619	$7,642,939	$15,097,396	$4,290,699

†	Portfolios commenced operations on January 24, 2020.

(a)	The Retirement and Allocation Portfolios are invested in affiliated investment companies of Mutual of America Variable Portfolios, Inc.

(b)	On September 25, 2020, the Variable Insurance Portfolios had a 1 for 10 reverse share split. Number of shares outstanding shown reflect the effect of such split.

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio		2015 Retirement Portfolio		2020 Retirement Portfolio		2025 Retirement Portfolio		2030 Retirement Portfolio

$1,806,542	$49,843,727	$12,840,062	$3,050,979	(a)	$6,256,153	(a)	$16,625,439	(a)	$21,579,752	(a)	$11,909,225	(a)
—	—	—	79		129		296		182		127
1,886	46,517	—	—		—		—		—		—
14,553	58,624	—	—		—		—		—		—
551	23,725	19,584	—		—		—		—		—
720	2,060	1,405	—		—		—		—		—

1,824,252	49,974,653	12,861,051	3,051,058		6,256,282		16,625,735		21,579,934		11,909,352

—	22	—	—		—		—		—		—
14,083	116,779	48,447	—		—		—		—		—
—	12,643	39	—		—		—		—		—
3,932	12,664	1,644	457		787		2,021		1,746		922

18,015	142,108	50,130	457		787		2,021		1,746		922

$1,806,237	$49,832,545	$12,810,921	$3,050,601		$6,255,495		$16,623,714		$21,578,188		$11,908,430

107,166	1,961,739	1,304,758	233,634		549,386		1,217,769		1,425,412		741,651

$16.85	$25.40	$9.82	$13.06		$11.39		$13.65		$15.14		$16.06

$1,793,612	$46,565,220	$12,003,304	$2,877,521		$5,837,135		$15,396,069		$19,789,613		$11,178,756
12,625	3,267,325	807,617	173,080		418,360		1,227,645		1,788,575		729,674

$1,806,237	$49,832,545	$12,810,921	$3,050,601		$6,255,495		$16,623,714		$21,578,188		$11,908,430

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2020†

	2035 Retirement Portfolio		2040 Retirement Portfolio		2045 Retirement Portfolio		2050 Retirement Portfolio		2055 Retirement Portfolio
ASSETS
Investments at fair value

(Cost:  2035 Retirement Portfolio — $5,335,711

2040 Retirement Portfolio — $4,565,063

2045 Retirement Portfolio — $2,467,606

2050 Retirement Portfolio — $2,561,892

2055 Retirement Portfolio — $396,281

2060 Retirement Portfolio — $249,158

Conservative Allocation Portfolio — $9,041,695

Moderate Allocation Portfolio — $20,974,400

Aggressive Allocation Portfolio — $3,454,907

Money Market Portfolio — $7,525,795

Mid-Term Bond Portfolio — $19,855,471

Bond Portfolio — $33,274,608)

(Notes 1 and 3)	$6,003,942	(a)	$5,204,209	(a)	$2,798,722	(a)	$2,929,213	(a)	$451,058	(a)
Cash	123		101		54		52		32
Interest and dividends receivable	—		—		—		—		—
Receivable for securities sold	—		—		—		—		—
Shareholder subscriptions receivable	—		—		—		—		—
Other receivables	—		—		—		—		—

TOTAL ASSETS	6,004,065		5,204,310		2,798,776		2,929,265		451,090

LIABILITIES
Due to custodian bank	—		—		—		—		—
Payable for securities purchased	—		—		—		—		—
Shareholder redemptions payable	—		—		—		—		—
Accrued expenses	723		603		320		332		114

TOTAL LIABILITIES	723		603		320		332		114

NET ASSETS	$6,003,342		$5,203,707		$2,798,456		$2,928,933		$450,976

NUMBER OF SHARES OUTSTANDING (Notes 1 and 4)(b)	363,478		315,523		171,508		147,036		29,781

NET ASSET VALUES, offering and redemption price per share	$16.52		$16.49		$16.32		$19.92		$15.14

COMPONENTS OF NET ASSETS
Paid-in capital	$5,374,986		$4,644,646		$2,529,661		$2,586,459		$447,568
Total Distributable Earnings (Loss) (Notes 1 and 5)	628,356		559,061		268,795		342,474		3,408

NET ASSETS	$6,003,342		$5,203,707		$2,798,456		$2,928,933		$450,976

†	Portfolios commenced operations on January 24, 2020.

(a)	The Retirement and Allocation Portfolios are invested in affiliated investment companies of Mutual of America Variable Portfolios, Inc.

(b)	On September 25, 2020, the Variable Insurance Portfolios had a 1 for 10 reverse share split. Number of shares outstanding shown reflect the effect of such split.

(c)

The Portfolio received a non-recurring capital contribution from Mutual of America Capital Management LLC of $1,590 during the year to reflect an increase in the value of a receivable owed to the Portfolio at year-end. Amount includes this contribution.

The accompanying notes are an integral part of these financial statements.

2060 Retirement Portfolio		Conservative Allocation Portfolio		Moderate Allocation Portfolio		Aggressive Allocation Portfolio		Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio

$287,964	(a)	$9,695,744	(a)	$23,201,977	(a)	$3,925,743	(a)	$7,525,795	$20,228,208	$34,306,795
—		442		64		182		18,218	—	—
—		—		—		—		5,038	79,084	168,200
—		—		—		—		—	—	—
—		—		—		—		—	6,595	25,290
7,329	(c)	—		—		—		—	—	165

295,293		9,696,186		23,202,041		3,925,925		7,549,051	20,313,887	34,500,450

—		—		—		—		—	—	—
—		—		—		—		—	—	311,257
—		—		—		—		110	153	178
13		1,021		1,902		464		2,366	10,485	18,915

13		1,021		1,902		464		2,476	10,638	330,350

$295,280		$9,695,165		$23,200,139		$3,925,461		$7,546,575	$20,303,249	$34,170,100

23,277		697,397		1,342,486		198,822		612,144	1,813,650	2,176,997

$12.69		$13.90		$17.28		$19.74		$12.3281	$11.19	$15.70

$282,250	(c)	$9,046,255		$21,560,144		$3,537,877		$7,546,936	$19,500,072	$32,576,908
13,030		648,910		1,639,995		387,584		(361)	803,177	1,593,192

$295,280		$9,695,165		$23,200,139		$3,925,461		$7,546,575	$20,303,249	$34,170,100

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF OPERATIONS

For the Period Ended December 31, 2020†

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$1,565,216	$232,141 (d)	$184,817	$70,200	$48,545	(d)
Interest	590	355	444	588	68

Total investment income	1,565,806	232,496	185,261	70,788	48,613

EXPENSES
Investment advisory fees (Note 2)	60,574	47,788	47,498	79,680	2,113

Other operating expenses
Accounting and recordkeeping expenses	361,385	92,677	64,152	82,108	46,650
Shareholders reports	1,339	1,975	824	947	1,341
Custodian expenses	12,674	22,670	3,000	4,280	18,754
Independent directors’ fees and expenses	4,944	731	387	651	61
Audit	54,042	12,967	4,856	9,059	926
Legal and Compliance	89,278	21,421	8,022	14,963	1,529
Administrative	194,998	28,828	15,273	25,657	2,396
Licenses	2,177	193	—	—	27
Other (including year-end accrual)	8,235	1,001	800	1,290	44

Total operating expenses	729,072	182,463	97,314	138,955	71,728

Total expenses before reimbursement	789,646	230,251	144,812	218,635	73,841
Fee waiver and expense reimbursement (Note 2)	(676,568)	(167,589)	(93,279)	(132,051)	(69,643)

Net expenses	113,078	62,662	51,533	86,584	4,198

Net Investment Income (Loss)	1,452,728	169,834	133,728	(15,796)	44,415

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1)
Net realized gain (loss) on:
Investment securities	(574,578)	(373,308)	(1,114,790)	(198,038)	86,791
Gain distributions from Mutual of America Variable Insurance Portfolios	—	—	—	—	—

	(574,578)	(373,308)	(1,114,790)	(198,038)	86,791

Change in net unrealized appreciation (depreciation) of:
Investment securities	11,504,168	1,975,041	439,886	4,092,285	628,280

	11,504,168	1,975,041	439,886	4,092,285	628,280

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	10,929,590	1,601,733	(674,904)	3,894,247	715,071

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,382,318	$1,771,567	$(541,176)	$3,878,451	$759,486

†	For the period from January 24, 2020 (Commencement of Operations) to December 31, 2020.

(a)	The Retirement and Allocation Portfolios are invested in affiliated Portfolios of Mutual of America Variable Insurance Portfolios and receive dividend income entirely from these affiliated Portfolios.

(b)

The Retirement and Allocation Portfolios incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Portfolios were charged directly to those Portfolios, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses (see Note 2). The Retirement and Allocation Portfolios will also continue to bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Portfolios in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Portfolios result from the disposition of shares of the underlying Portfolios.

(d)	Net of foreign taxes as follows:

All America Portfolio	$207
Small Cap Equity Index Portfolio	$65
International Portfolio	$19,613

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio		2015 Retirement Portfolio		2020 Retirement Portfolio		2025 Retirement Portfolio		2030 Retirement Portfolio

$59,010	$701,244	$232,421 (d)	$1,055	(a)	$1,429	(a)	$1,857	(a)	$—	(a)	$—	(a)
97	332	61	—		—		—		—		—

59,107	701,576	232,482	1,055		1,429		1,857		—		—

8,504	28,905	7,168	1,042	(b)	2,631	(b)	7,341	(b)	9,140	(b)	5,128	(b)

45,895	193,883	76,943	46,166	(b)	46,166	(b)	46,166	(b)	46,166	(b)	46,166	(b)
825	1,208	695	664	(b)	702	(b)	702	(b)	702	(b)	702	(b)
1,435	13,230	1,214	1,786	(b)	1,786	(b)	1,786	(b)	1,786	(b)	1,786	(b)
95	2,359	586	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
1,677	28,187	664	2,264	(b)	5,715	(b)	15,948	(b)	19,867	(b)	11,137	(b)
2,770	46,563	1,097	418	(b)	1,055	(b)	2,945	(b)	3,668	(b)	2,056	(b)
3,728	93,020	23,092	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
—	1,039	—	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
815	3,960	1,937	(83	)(b)	(21	)(b)	(21	)(b)	(42	)(b)	(7	)(b)

57,240	383,449	106,228	51,215		55,403		67,526		72,147		61,840

65,744	412,354	113,396	52,257		58,034		74,867		81,287		66,968
(55,630)	(358,406)	(100,968)	(50,655)		(54,313)		(64,429)		(70,256)		(60,757)

10,114	53,948	12,428	1,602		3,721		10,438		11,031		6,211

48,993	647,628	220,054	(547)		(2,292)		(8,581)		(11,031)		(6,211)

(119,976)	(2,595,845)	(513,069)	13,974	(c)	(9,879	)(c)	(105,349	)(c)	(166,401	)(c)	(414,029	)(c)
—	—	—	—		—		—		—		—

(119,976)	(2,595,845)	(513,069)	13,974		(9,879)		(105,349)		(166,401)		(414,029)

83,608	5,215,542	1,100,632	158,211		428,239		1,332,994		1,955,315		1,143,703

83,608	5,215,542	1,100,632	158,211		428,239		1,332,994		1,955,315		1,143,703

(36,368)	2,619,697	587,563	172,185		418,360		1,227,645		1,788,914		729,674

$12,625	$3,267,325	$807,617	$171,638		$416,068		$1,219,064		$1,777,883		$723,463

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended December 31, 2020†

	2035 Retirement Portfolio		2040 Retirement Portfolio		2045 Retirement Portfolio		2050 Retirement Portfolio		2055 Retirement Portfolio
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$507	(a)	$866	(a)	$460	(a)	$719	(a)	$111	(a)
Interest	—		—		—		—		—

Total investment income	507		866		460		719		111

EXPENSES
Investment advisory fees (Note 2)	2,427	(b)	1,992		1,044		1,040		183

Other operating expenses
Accounting and recordkeeping expenses	46,166	(b)	46,166	(b)	46,166	(b)	46,166	(b)	46,166	(b)
Shareholders reports	702	(b)	702	(b)	702	(b)	702	(b)	702	(b)
Custodian expenses	1,786	(b)	1,786	(b)	1,786	(b)	1,786	(b)	1,786	(b)
Independent directors’ fees and expenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Audit	5,269	(b)	4,322	(b)	2,275	(b)	2,264	(b)	402	(b)
Legal and Compliance	973	(b)	798	(b)	419	(b)	417	(b)	73	(b)
Administrative	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Licenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Other (including year-end accrual)	(14	)(b)	(24	)(b)	(17	)(b)	(20	)(b)	—	(b)

Total operating expenses	54,882		53,750		51,331		51,315		49,129

Total expenses before reimbursement	57,309		55,742		52,375		52,355		49,312

Fee waiver and expense reimbursement (Note 2)	(53,872)		(52,938)		(50,912)		(50,903)		(48,899)

Net expenses	3,437		2,804		1,463		1,452		413

Net Investment Income (Loss)	(2,930)		(1,938)		(1,003)		(733)		(302)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1)
Net realized gain (loss) on:
Investment securities	(39,799	)(c)	(80,109	)(c)	(62,334	)(c)	(24,478	)(c)	(51,373	)(c)
Gain distributions from Mutual of America Variable Insurance Portfolios	257		438		233		364		57

	(39,542)		(79,671)		(62,101)		(24,114)		(51,316)

Change in net unrealized appreciation (depreciation) of:
Investment securities	668,231		639,146		331,116		367,321		54,777

	668,231		639,146		331,116		367,321		54,777

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	628,689		559,475		269,015		343,207		3,461

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$625,759		$557,537		$268,012		$342,474		$3,159

†	For the period from January 24, 2020 (Commencement of Operations) to December 31, 2020.

(a)	The Retirement and Allocation Portfolios are invested in affiliated Portfolios of Mutual of America Variable Insurance Portfolios and receive dividend income entirely from these affiliated Portfolios.

(b)

The Retirement and Allocation Portfolios incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Portfolios were charged directly to those Portfolios, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses (see Note 2). The Retirement and Allocation Portfolios will also continue to bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Portfolios in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Portfolios result from the disposition of shares of the underlying Portfolios.

The accompanying notes are an integral part of these financial statements.

2060 Retirement Portfolio		Conservative Allocation Portfolio		Moderate Allocation Portfolio		Aggressive Allocation Portfolio		Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio

$95	(a)	$—	(a)	$—	(a)	$—	(a)	$—	$—	$—
—		—		—		—		31,250	283,536	571,580

95		—		—		—		31,250	283,536	571,580

115	(b)	—	(b)	—	(b)	—	(b)	9,869	71,196	122,113

46,166	(b)	46,166	(b)	46,166	(b)	46,166	(b)	35,671	119,410	182,148
702	(b)	681	(b)	681	(b)	681	(b)	820	1,080	1,837
1,786	(b)	1,785	(b)	1,785	(b)	1,785	(b)	2,941	1,822	4,569
—	(b)	—	(b)	—	(b)	—	(b)	120	1,090	1,918
260	(b)	8,284	(b)	22,329	(b)	4,213	(b)	763	3,516	8,199
48	(b)	1,530	(b)	4,123	(b)	778	(b)	1,260	5,809	13,543
—	(b)	—	(b)	—	(b)	—	(b)	4,744	42,988	75,617
—	(b)	—	(b)	—	(b)	—	(b)	—	—	—
—	(b)	10	(b)	54	(b)	36	(b)	179	1,551	2,862

48,962		58,456		75,138		53,659		46,498	177,266	290,693

49,077		58,456		75,138		53,659		56,367	248,462	412,806

(48,962)		(56,847)		(70,713)		(52,791)		(42,980)	(167,678)	(270,451)

115		1,609		4,425		868		13,387	80,784	142,355

(20)		(1,609)		(4,425)		(868)		17,863	202,752	429,225

(25,804	)(c)	(3,530	)(c)	(587,582	)(c)	(83,252	)(c)	(361)	227,688	131,780

48		—		—		—		—	—	—

(25,756)		(3,530)		(587,582)		(83,252)		(361)	227,688	131,780

38,806		654,049		2,227,577		470,836		—	372,737	1,032,187

38,806		654,049		2,227,577		470,836		—	372,737	1,032,187

13,050		650,519		1,639,995		387,584		(361)	600,425	1,163,967

$13,030		$648,910		$1,635,570		$386,716		$17,502	$803,177	$1,593,192

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio
	For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,452,728	$169,834	$133,728	$(15,796)
Net realized gain (loss) on investments	(574,578)	(373,308)	(1,114,790)	(198,038)
Change in net unrealized appreciation (depreciation) of investments	11,504,168	1,975,041	439,886	4,092,285

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,382,318	1,771,567	(541,176)	3,878,451

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	—	—	—
Return of Capital	—	—	—	—

Total distributions	—	—	—	—

CAPITAL TRANSACTIONS (Note 4)
Cost of shares transferred in(a)	92,468,415	14,403,649	9,394,805	12,583,395
Net proceeds from sale of shares	17,183,123	788,337	552,252	2,048,374
Shares issued in reorganization(c)	—	—	—	—
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(24,188,175)	(2,264,934)	(1,762,942)	(3,412,824)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	85,463,363	12,927,052	8,184,115	11,218,945

INCREASE (DECREASE) IN NET ASSETS	97,845,681	14,698,619	7,642,939	15,097,396

NET ASSETS, BEGINNING OF PERIOD	—	—	—	—

NET ASSETS, END OF PERIOD	$97,845,681	$14,698,619	$7,642,939	$15,097,396

OTHER INFORMATION (Notes 1 and 4):
Shares outstanding at the beginning of period	—	—	—	—

Shares transferred in(a)(b)	1,891,242	585,510	632,185	840,821
Shares sold(b)	354,645	35,058	45,344	121,116
Shares issued in reorganization(b)(c)	—	—	—	—
Shares issued as reinvestment of dividends	—	—	—	—
Shares redeemed(b)	(521,011)	(101,365)	(152,504)	(240,951)

Net Increase (decrease)(b)	1,724,876	519,203	525,025	720,986

Shares outstanding at the end of period	1,724,876	519,203	525,025	720,986

†	For the period from January 24, 2020 (Commencement of Operations) to December 31, 2020.
(a)	Transfer of interests from non-qualified plans out of the Funds of Mutual of America Investment Corporation into the Mutual of America Variable Insurance Portfolios on January 24, 2020.
(b)

On September 25, 2020, the Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical shares outstanding and share activity have been adjusted for all periods shown to reflect the split on a retroactive basis to the applicable Portfolios.

(c)	.Reorganization of Mutual of America Variable Insurance Portfolios, Inc. 2010 Retirement Portfolio into the Retirement Income Portfolio on July 31 2020.

The accompanying notes are an integral part of these financial statements.

Small Cap Equity Index Portfolio	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio
For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†

$44,415	$48,993	$647,628	$220,054	$(547)	$(2,292)	$(8,581)	$(11,031)	$ (6,211)
86,791	(119,976)	(2,595,845)	(513,069)	13,974	(9,879)	(105,349)	(166,401)	(414,029)

628,280	83,608	5,215,542	1,100,632	158,211	428,239	1,332,994	1,955,315	1,143,703

759,486	12,625	3,267,325	807,617	171,638	416,068	1,219,064	1,777,883	723,463

(59,724)	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

(59,724)	—	—	—	—	—	—	—	—

701,461	2,053,847	50,110,836	10,297,584	1,600,937	5,666,011	17,111,295	21,099,651	13,441,633
3,955,313	153,448	7,745,024	4,413,290	1,638,875	549,428	1,499,232	2,254,744	1,839,604
—	—	—	—	312,727	—	—	—	—
59,724	—	—	—	—	—	—	—	—
(1,125,561)	(413,683)	(11,290,640)	(2,707,570)	(673,576)	(376,012)	(3,205,877)	(3,554,090)	(4,096,270)

3,590,937	1,793,612	46,565,220	12,003,304	2,878,963	5,839,427	15,404,650	19,800,305	11,184,967

4,290,699	1,806,237	49,832,545	12,810,921	3,050,601	6,255,495	16,623,714	21,578,188	11,908,430

—	—	—	—	—	—	—	—	—

$4,290,699	$1,806,237	$49,832,545	$12,810,921	$3,050,601	$6,255,495	$16,623,714	$21,578,188	$11,908,430

—	—	—	—	—	—	—	—	—

70,992	125,775	2,228,498	1,137,466	131,012	534,169	1,361,444	1,527,977	928,119
427,143	10,984	370,391	510,277	131,611	50,446	118,599	165,705	124,214
—	—	—	—	24,918	—	—	—	—
5,571	—	—	—	—	—	—	—	—
(109,622)	(29,593)	(637,150)	(342,985)	(53,907)	(35,229)	(262,274)	(268,270)	(310,682)

394,084	107,166	1,961,739	1,304,758	233,634	549,386	1,217,769	1,425,412	741,651

394,084	107,166	1,961,739	1,304,758	233,634	549,386	1,217,769	1,425,412	741,651

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2035 Retirement Portfolio	2040 Retirement Portfolio	2045 Retirement Portfolio	2050 Retirement Portfolio
	For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,930)	$(1,938)	$(1,003)	$(733)
Net realized gain (loss) on investments and securities sold short	(39,542)	(79,671)	(62,101)	(24,114)
Change in net unrealized appreciation (depreciation) of investments	668,231	639,146	331,116	367,321

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	625,759	557,537	268,012	342,474

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	—	—	—
Return of Capital	—	—	—	—

Total distributions	—	—	—	—

CAPITAL TRANSACTIONS (Note 4)
Cost of shares transferred in(a)	5,614,307	4,867,389	2,384,789	2,190,996
Net proceeds from sale of shares	962,963	808,397	389,615	642,011
Cost of shares transferred in	—	—	—	—
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(1,199,687)	(1,029,616)	(243,960)	(246,548)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	5,377,583	4,646,170	2,530,444	2,586,459

INCREASE (DECREASE) IN NET ASSETS	6,003,342	5,203,707	2,798,456	2,928,933

NET ASSETS, BEGINNING OF PERIOD	—	—	—	—

NET ASSETS, END OF PERIOD	$6,003,342	$5,203,707	$2,798,456	$2,928,933

OTHER INFORMATION:
Shares outstanding at the beginning of period	—	—	—	—

Shares transferred in(a)(b)	380,633	332,507	164,848	124,196
Shares sold(b)	67,005	58,164	27,638	37,977
Shares transferred in(b)	—	—	—	—
Shares issued as reinvestment of dividends	—	—	—	—
Shares redeemed(b)	(84,160)	(75,148)	(20,978)	(15,137)

Net Increase (decrease)(b)	363,478	315,523	171,508	147,036

Shares outstanding at the end of period	363,478	315,523	171,508	147,036

†	For the period from January 24, 2020 (Commencement of Operations) to December 31, 2020.
(a)	Transfer of interests from non-qualified plans out of the Funds of Mutual of America Investment Corporation into the Mutual of America Variable Insurance Portfolios on January 24, 2020.
(b)

On September 25, 2020, the Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical shares outstanding and share activity have been adjusted for all periods shown to reflect the split on a retroactive basis to the applicable Portfolios.

(c)

The Portfolio received a non-recurring capital contribution from Mutual of America Capital Management LLC of $1,590 during the year to reflect an increase in the value of a receivable owed to the Portfolio at year-end. Amount includes this contribution.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†	For the Period Ended December 31, 2020†

$(302)	$(20)	$(1,609)	$(4,425)	$(868)	$17,863	$202,752	$429,225

(51,316)	(25,756)	(3,530)	(587,582)	(83,252)	(361)	227,688	131,780

54,777	38,806	654,049	2,227,577	470,836	—	372,737	1,032,187

3,159	13,030	648,910	1,635,570	386,716	17,502	803,177	1,593,192

—	—	—	—	—	(17,863)	—	—
—	—	—	—	—	(360)	—	—

—	—	—	—	—	(18,223)	—	—

543,138	343,594	8,257,233	25,557,770	4,887,000	1,531,926	16,985,523	30,405,919
31,691	105,999 (c)	2,740,216	696,145	439,039	6,941,932	6,631,981	9,659,449
—	—	—	—	—	—	—	—
—	—	—	—	—	18,223	—	—
(127,012)	(167,343)	(1,951,194)	(4,689,346)	(1,787,294)	(944,785)	(4,117,432)	(7,488,460)

447,817	282,250	9,046,255	21,564,569	3,538,745	7,547,296	19,500,072	32,576,908

450,976	295,280	9,695,165	23,200,139	3,925,461	7,546,575	20,303,249	34,170,100

—	—	—	—	—	—	—	—

$450,976	$295,280	$9,695,165	$23,200,139	$3,925,461	$7,546,575	$20,303,249	$34,170,100

—	—	—	—	—	—	—	—

40,433	30,646	642,045	1,628,365	278,544	124,293	1,584,305	2,032,530
2,445	9,746	206,669	44,789	26,238	562,837	601,940	625,976
—	—	—	—	—	—	—	—
—	—	—	—	—	1,478	—	—
(13,097)	(17,115)	(151,317)	(330,668)	(105,960)	(76,464)	(372,595)	(481,509)

29,781	23,277	697,397	1,342,486	198,822	612,144	1,813,650	2,176,997

29,781	23,277	697,397	1,342,486	198,822	612,144	1,813,650	2,176,997

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Portfolio share outstanding from January 24, 2020 (commencement of operations) through December 31, 2020 and other supplementary data with respect to each Portfolio are presented below and in the pages following:

	Equity Index Portfolio		All America Portfolio
	Period Ended December 31, 2020†		Period Ended December 31, 2020†

Net Asset Value, Beginning of Period	$48.89		$24.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.84		0.33
Net Realized and Unrealized Gains (Losses) on Investments	7.00		3.38

Total From Investment Operations	7.84		3.71

Less Distributions
From Net Investment Income	—		—
From Net Realized Gains	—		—

Total Distributions	—		—

Net Asset Value, End of Period	$56.73		$28.31

Total Return (%)(f)	16.01	(b)	15.08	(b)
Net Assets, End of Period ($ millions)	97.8		14.7
Ratio of Net Income (Loss) to Average Net Assets (%)	1.80	(c)	1.42	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.98	(c)	1.93	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	(c)	0.52	(c)
Portfolio Turnover Rate (%)(a)	39.64	(b)	45.10	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Notes 1 and 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Small Cap Value Portfolio		Small Cap Growth Portfolio		Small Cap Equity Index Portfolio
Period Ended December 31, 2020†		Period Ended December 31, 2020†		Period Ended December 31, 2020†

$14.86		$14.97		$9.88

0.25		(0.02)		0.10
(0.55)		5.99		1.03

(0.30)		5.97		1.13

—		—		(0.08)
—		—		(0.04)

—		—		(0.12)

$14.56		$20.94		$10.89

(2.02	)(b)	39.92	(b)	11.52	(b)
7.6		15.1		4.3
2.11	(c)	(0.15	)(c)	1.57	(c)
2.29	(c)	2.06	(c)	2.61	(c)
0.81	(c)	0.81	(c)	0.15	(c)
49.88	(b)	96.43	(b)	69.92	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Mid Cap Value Portfolio		Mid-Cap Equity Index Portfolio
	Period Ended December 31, 2020†		Period Ended December 31, 2020†

Net Asset Value, Beginning of Period	$16.33		$22.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.46		0.33
Net Realized and Unrealized Gains (Losses) on Investments	0.06		2.58

Total From Investment Operations	0.52		2.91

Less Distributions
From Net Investment Income	—		—
From Net Realized Gains	—		—

Total Distributions	—		—

Net Asset Value, End of Period	$16.85		$25.40

Total Return (%)(f)	3.19	(b)	12.96	(b)
Net Assets, End of Period ($ millions)	1.8		49.8
Ratio of Net Income (Loss) to Average Net Assets (%)	3.17	(c)	1.68	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)(g)	4.25	(c)	1.07	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)(g)	0.65	(c)	0.14	(c)
Portfolio Turnover Rate (%)(a)	27.14	(b)	53.83	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Notes 1 and 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

International Portfolio		Retirement Income Portfolio		2015 Retirement Portfolio
Period Ended December 31, 2020†		Period Ended December 31, 2020†		Period Ended December 31, 2020†

$9.05		$12.22		$10.61

0.17		—	(e)	—	(e)
0.60		0.84		0.78

0.77		0.84		0.78

—		—		—
—		—		—

—		—		—

$9.82		$13.06		$11.39

8.47	(b)	6.88	(b)	7.38	(b)
12.8		3.1		6.3
2.30	(c)	(0.03	)(c)	(0.04	)(c)
1.19	(c)	2.50	(c)	1.10	(c)
0.13	(c)	0.08	(c)	0.07	(c)
27.23	(b)	34.72	(b)	14.67	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	2020 Retirement Portfolio		2025 Retirement Portfolio
	Period Ended December 31, 2020†		Period Ended December 31, 2020†

Net Asset Value, Beginning of Period	$12.57		$13.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	(0.01)		(0.01)
Net Realized and Unrealized Gains (Losses) on Investments	1.09		1.34

Total From Investment Operations	1.08		1.33

Less Distributions
From Net Investment Income	—		—
From Net Realized Gains	—		—

Total Distributions	—		—

Net Asset Value, End of Period	$13.65		$15.14

Total Return (%)(f)	8.60	(b)	9.64	(b)
Net Assets, End of Period ($ millions)	16.6		21.6
Ratio of Net Income (Loss) to Average Net Assets (%)	(0.06	)(c)	(0.06	)(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.51	(c)	0.44	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.07	(c)	0.06	(c)
Portfolio Turnover Rate (%)(a)	18.95	(b)	22.54	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Notes 1 and 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

2030 Retirement Portfolio		2035 Retirement Portfolio		2040 Retirement Portfolio
Period Ended December 31, 2020†		Period Ended December 31, 2020†		Period Ended December 31, 2020†

$14.48		$14.75		$14.64

(0.01)		(0.01)		(0.01)
1.59		1.78		1.86

1.58		1.77		1.85

—		—		—
—		—		—

—		—		—

$16.06		$16.52		$16.49

10.89	(b)	12.00	(b)	12.65	(b)
11.9		6.0		5.2
(0.06	)(c)	(0.06	)(c)	(0.05	)(c)
0.65	(c)	1.18	(c)	1.40	(c)
0.06	(c)	0.07	(c)	0.07	(c)
26.71	(b)	29.41	(b)	32.08	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	2045 Retirement Portfolio		2050 Retirement Portfolio
	Period Ended December 31, 2020†		Period Ended December 31, 2020†

Net Asset Value, Beginning of Period	$14.47		$17.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	(0.01)		—	(e)
Net Realized and Unrealized Gains (Losses) on Investments	1.86		2.28

Total From Investment Operations	1.85		2.28

Less Distributions
From Net Investment Income	—		—
From Net Realized Gains	—		—

Total Distributions	—		—

Capital Contribution from Adviser	—		—

Net Asset Value, End of Period	$16.32		$19.92

Total Return (%)(f)	12.81	(b)	12.92	(b)
Net Assets, End of Period ($ millions)	2.8		2.9
Ratio of Net Income (Loss) to Average Net Assets (%)	(0.05	)(c)	(0.04	)(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	2.51	(c)	2.51	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.07	(c)	0.07	(c)
Portfolio Turnover Rate (%)(a)	21.26	(b)	21.92	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Notes 1 and 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

(h)

The Portfolio received a non-recurring capital contribution from Mutual of America Capital Management LLC, the Adviser, of $1,590 during the year to reflect an increase in the value of receivables owed to the Portfolio at year-end.

(i)

The Portfolio received a non-recurring capital contribution from Mutual of America Capital Management LLC, the Adviser, during the year. The corresponding impact to the total return was an increase of 0.62% for the period shown.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Portfolio		2060 Retirement Portfolio		Conservative Allocation Portfolio
Period Ended December 31, 2020†		Period Ended December 31, 2020†		Period Ended December 31, 2020†

$13.43		$11.21		$12.86

(0.01)		—	(e)	—	(e)
1.72		1.41		1.04

1.71		1.41		1.04

—		—		—
—		—		—

—		—		—

—		0.07	(h)	—

$15.14		$12.69		$13.90

12.71	(b)	13.18	(b)(i)	8.08	(b)
0.5		0.3		9.7
(0.08	)(c)	(0.01	)(c)	(0.02	)(c)
13.49	(c)	21.39	(c)	0.77	(c)
0.11	(c)	0.05	(c)	0.02	(c)
17.48	(b)	52.71	(b)	25.55	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Moderate Allocation Portfolio		Aggressive Allocation Portfolio
	Period Ended December 31, 2020†		Period Ended December 31, 2020†

Net Asset Value, Beginning of Period	$15.70		$17.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(e)	—	(e)
Net Realized and Unrealized Gains (Losses) on Investments	1.58		2.20

Total From Investment Operations	1.58		2.20

Less Distributions
From Net Investment Income	—		—
From Net Realized Gains	—		—
Return of Capital	—		—

Total Distributions	—		—

Net Asset Value, End of Period	$17.28		$19.74

Total Return (%)(f)	10.10	(b)	12.51	(b)
Net Assets, End of Period ($ millions)	23.2		3.9
Ratio of Net Income (Loss) to Average Net Assets (%)	(0.02	)(c)	(0.02	)(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.37	(c)	1.39	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.02	(c)	0.02	(c)
Portfolio Turnover Rate (%)(a)	24.94	(b)	13.94	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Notes 1 and 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Money Market Portfolio		Mid-Term Bond Portfolio		Bond Portfolio
Period Ended December 31, 2020†		Period Ended December 31, 2020†		Period Ended December 31, 2020†

$12.3251		$10.72		$14.96

0.0292		0.11		0.20
0.0036		0.36		0.54

0.0328		0.47		0.74

(0.0292)		—		—
—		—		—
(0.0006)		—		—

(0.0298)		—		—

$12.3281		$11.19		$15.70

0.28	(b)	4.37	(b)	4.95	(b)
7.5		20.3		34.2
0.27	(c)	1.14	(c)	1.37	(c)
0.85	(c)	1.40	(c)	1.32	(c)
0.20	(c)	0.45	(c)	0.45	(c)
NA		32.55	(b)	21.69	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Variable Insurance Portfolios, Inc. (the “Investment Company”) is a diversified, open-end management investment company — a type of company commonly known as a “mutual fund”. It is registered as such under the Investment Company Act of 1940 (the “Investment Company Act”). The Investment Company was formed on April 19, 2019 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company (“Mutual of America Life”) and a former affiliate that offers the Portfolios through its separate accounts. As a “series” type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Portfolio of investments. At December 31, 2020, there were 25 active portfolios (collectively, “the Funds or Portfolios”): Equity Index Portfolio, All America Portfolio, Small Cap Value Portfolio, Small Cap Growth Portfolio, Small Cap Equity Index Portfolio, Mid Cap Value Portfolio, Mid-Cap Equity Index Portfolio, International Portfolio, Money Market Portfolio, Mid-Term Bond Portfolio, Bond Portfolio; Retirement Income Portfolio, 2015 Retirement Portfolio, 2020 Retirement Portfolio, 2025 Retirement Portfolio, 2030 Retirement Portfolio, 2035 Retirement Portfolio, 2040 Retirement Portfolio, 2045 Retirement Portfolio, 2050 Retirement Portfolio, 2055 Retirement Portfolio and 2060 Retirement Portfolio (collectively, “Retirement Portfolios”); a Conservative Allocation Portfolio, a Moderate Allocation Portfolio and an Aggressive Allocation Portfolio (collectively, “Allocation Portfolios”). The Portfolios commenced operations on January 24, 2020 with transfers from the Mutual of America Investment Corporation (the “Investment Corporation”), a registered management investment company affiliated with Mutual of America Life. This transfer was made in order to allow the funds of the Investment Corporation to be offered to additional retail investors starting on December 14, 2020.

On January 24, 2020, after the close of trading on the New York Stock Exchange, funds of the Investment Corporation with investments from non-qualified plans, including flexible premium annuities and variable universal life plans, were transferred into mutual fund portfolios with similar investment styles issued by the Investment Company. Total assets moved in this transfer were valued at $354.9 million, including $103.6 million of assets in the Retirement Funds and Allocation Funds that resulted in additional redemptions out of the underlying funds of the Investment Corporation. These transfers also included $358 thousand from the Investment Corporation 2010 Retirement Fund into the Investment Company 2010 Retirement Portfolio.

Investment Company shares are issued to Mutual of America Life and, on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income portfolios of the Investment Company are directly issued to one or more of the Investment Company’s Retirement Portfolios and Allocation Portfolios.

On July 31, 2020, the Investment Company 2010 Retirement Portfolio (“Transferor Fund”), was reorganized into the Retirement Income Portfolio, (“Surviving Fund”) in accordance with an Agreement and Plan of Reorganization (the “Agreement”) made on February 28, 2020. The Agreement provided for the transfer of all assets of the Transferor Fund for shares of the Surviving Fund and the assumption of the liabilities of the Transferor Fund by the Surviving Fund. The Transferor Fund then ceased operations.

On the reorganization date, the Transferor Fund had the following total investment cost and value, representing the principal assets acquired by the Surviving Fund:

Transferor Fund	Total Investment Value	Total Investment Cost	Unrealized Gain on Investments
2010 Retirement Portfolio	$312,786	$305,159	$7,627

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange , for tax purposes only, of the following shares on July 31, 2020:

Transferor Fund	Shares(a)	Surviving Fund	Shares(a)	Value
2010 Retirement Portfolio	30,333	Retirement Income Portfolio	24,918	$312,727

a)	Shares adjusted for the 1 for 10 reverse share split on September 25, 2020.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

For financial reporting purposes, assets received and shares issued by the Surviving Fund, including the associated cost basis of the acquired investments, were recorded at fair value.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Transferor Fund	Net Assets	Unrealized Appreciation on Investments	Surviving Fund	Net Assets
2010 Retirement Portfolio	$312,727	$7,627	Retirement Income Portfolio	$2,038,735

Assuming the acquisition had been completed on January 1, 2020, the Surviving Fund’s unaudited pro forma results of operations for the year ended December 31, 2020 would have been as follows:

Surviving Fund	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain on Investments(b)	Net Increase in Net Assets Resulting from Operations
Retirement Income Portfolio	$(648)	$173,627	$172,979

a)

Net investment income (loss) as reported in the Statement of Operations (Year ended December 31, 2020) of the Surviving Fund, plus net investment income from the Transferor Fund pre-merger were as follows:

Transferor Fund	Net Investment Income (Loss)
2010 Retirement Portfolio	$(101)

b)

Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Year ended December 31, 2020) of the Surviving Fund, plus net realized and unrealized gain (loss) on investments from the Transferor Fund pre-merger were as follows:

Transferor Fund	Net Realized and Change in Unrealized Gain (Loss) on Investments
2010 Retirement Portfolio	$1,442

Since both the Transferor Fund and the Surviving Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment fund had been managed as a single integrated fund since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Transferor Fund that have been included in the Surviving Fund’s Statement of Operations since July 31, 2020.

On September 25, 2020, after the close of trading on the New York Stock Exchange, the Portfolios listed below effected a 1 for 10 reverse split, and post-split shares began trading on September 28, 2020. As a result of the reverse split, every ten pre-split shares were automatically exchanged for one post-split share. The effect of the reverse split transaction was to reduce the number of shares outstanding by the reverse split factor and resulted in a proportionate increase in the net asset value per share. These transactions had not changed the net assets or the value of a shareholder’s investment. Shares issued and outstanding immediately prior to and after the reverse share split, not accounting for fractional shares, are listed below.

	Pre-split		Post-split
Portfolio	Shares Outstanding	NAV	Shares Outstanding	NAV
Equity Index Portfolio	17,004,903	$4.96	1,700,490	$49.63
All America Portfolio	5,256,558	$2.38	525,656	$23.83
Small Cap Value Portfolio	5,400,452	$1.10	540,045	$11.04
Small Cap Growth Portfolio	6,765,883	$1.60	676,588	$16.01
Small Cap Equity Index Portfolio	3,931,560	$0.82	393,156	$8.21
Mid Cap Value Portfolio	1,092,225	$1.37	109,222	$13.66
Mid-Cap Equity Index Portfolio	19,325,613	$1.99	1,932,561	$19.95

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

	Pre-split		Post-split
Portfolio	Shares Outstanding	NAV	Shares Outstanding	NAV
International Portfolio	12,902,585	$0.84	1,290,259	$8.38
Retirement Income Portfolio	2,483,647	$1.25	248,365	$12.55
2015 Retirement Portfolio	5,405,404	$1.07	540,540	$10.74
2020 Retirement Portfolio	12,222,000	$1.26	1,222,200	$12.62
2025 Retirement Portfolio	14,112,315	$1.37	1,411,231	$13.73
2030 Retirement Portfolio	7,253,464	$1.42	725,346	$14.22
2035 Retirement Portfolio	3,473,571	$1.43	347,357	$14.34
2040 Retirement Portfolio	3,007,567	$1.41	300,757	$14.11
2045 Retirement Portfolio	1,683,211	$1.39	168,321	$13.89
2050 Retirement Portfolio	1,386,056	$1.69	138,606	$16.86
2055 Retirement Portfolio	288,405	$1.27	28,840	$12.75
2060 Retirement Portfolio	219,155	$1.06	21,916	$10.61
Conservative Allocation Portfolio	6,319,065	$1.32	631,906	$13.17
Moderate Allocation Portfolio	13,702,383	$1.56	1,370,238	$15.64
Aggressive Allocation Portfolio	2,127,908	$1.70	212,791	$17.05
Money Market Portfolio	6,096,389	$1.24	609,639	$12.36
Mid-Term Bond Portfolio	17,837,532	$1.12	1,783,753	$11.19
Bond Portfolio	21,793,694	$1.58	2,179,369	$15.78

The Portfolios follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Portfolio would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

As of December 31, 2020, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of one security in the Small Cap Equity Index Portfolio (see Note 1 below) which was considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of December 31, 2020. Fair value inputs for all debt securities and temporary cash investments were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Portfolios’ investments and other financial instruments as of December 31, 2020:

Portfolio	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total

Investments at Fair Value:

(See Portfolios of Investments for More Details)
Equity Index Portfolio
Common Stock-Indexed	$98,151,465	—	—		$98,151,465
Warrants	$2,513	—	—		$2,513
Temporary Cash Investment	—	$102,821	—		$102,821

	$98,153,978	$102,821	—		$98,256,799
All America Portfolio
Common Stock-Indexed	$8,639,009	—	—		$8,639,009
Common Stock-Active	$5,969,480	—	—		$5,969,480
Temporary Cash Investment	—	$111,742	—		$111,742

	$14,608,489	$111,742	—		$14,720,231
Small Cap Value Portfolio
Common Stock	$7,610,696	—	—		$7,610,696
Temporary Cash Investment	—	$85,259	—		$85,259

	$7,610,696	$85,259	—		$7,695,955
Small Cap Growth Portfolio
Common Stock	$14,865,824	—	—		$14,865,824
Temporary Cash Investment	—	$275,141	—		$275,141

	$14,865,824	$275,141	—		$15,140,965
Small Cap Equity Index Portfolio
Common Stock-Indexed	$4,280,739	—	$—	(a)	$4,280,739

Mid Cap Value Portfolio
Common Stock	$1,752,724	—	—		$1,752,724
Temporary Cash Investment	—	$53,818	—		$53,818

	$1,752,724	$53,818	—		$1,806,542
Mid-Cap Equity Index Portfolio
Common Stock-Indexed	$49,777,501	—	—		$49,777,501
Temporary Cash Investment	—	$66,226	—		$66,226

	$49,777,501	$66,226	—		$49,843,727
International Portfolio
Common Stock	$12,735,378	—	—		$12,735,378
Temporary Cash Investment	—	$104,684	—		$104,684

	$12,735,378	$104,684	—		$12,840,062
Retirement Income Portfolio
Common Stock	$3,050,979	—	—		$3,050,979
2015 Retirement Portfolio
Common Stock	$6,256,153	—	—		$6,256,153
2020 Retirement Portfolio
Common Stock	$16,625,439	—	—		$16,625,439
2025 Retirement Portfolio
Common Stock	$21,579,752	—	—		$21,579,752
2030 Retirement Portfolio
Common Stock	$11,909,225	—	—		$11,909,225
2035 Retirement Portfolio
Common Stock	$6,003,942	—	—		$6,003,942

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Portfolio	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
2040 Retirement Portfolio
Common Stock	$5,204,209	$—	$—	$5,204,209
2045 Retirement Portfolio
Common Stock	$2,798,722	—	—	$2,798,722
2050 Retirement Portfolio
Common Stock	$2,929,213	—	—	$2,929,213
2055 Retirement Portfolio
Common Stock	$451,058	—	—	$451,058
2060 Retirement Portfolio
Common Stock	$287,964	—	—	$287,964
Conservative Allocation Portfolio
Common Stock	$9,695,744	—	—	$9,695,744
Moderate Allocation Portfolio
Common Stock	$23,201,977	—	—	$23,201,977
Aggressive Allocation Portfolio
Common Stock	$3,925,743	—	—	$3,925,743
Money Market Portfolio
U.S. Government Agency Short-Term Debt	—	$3,649,767	—	$3,649,767
Commercial Paper	—	$3,299,811	—	$3,299,811
Corporate Debt	—	$576,217	—	$576,217

	—	$7,525,795	—	$7,525,795
Mid-Term Bond Portfolio
U.S. Government Debt	—	$9,973,028	—	$9,973,028
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$5,902,395	—	$5,902,395
Long-Term Corporate Debt	—	$4,273,343	—	$4,273,343
Temporary Cash Investment	—	$79,442	—	$79,442

	—	$20,228,208	—	$20,228,208
Bond Portfolio
U.S. Government Debt	—	$15,930,836	—	$15,930,836
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$10,128,741	—	$10,128,741
Long-Term Corporate Debt	—	$7,831,360	—	$7,831,360
Temporary Cash Investment	—	$415,858	—	$415,858

	—	$34,306,795	—	$34,306,795

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Balance January 24, 2020(b)	Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance December 31, 2020(c)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of December 31, 2020
Small Cap Equity Index Portfolio —Indexed	—	—	—	—	—	—	$—	(d)	—

(b)	Portfolios commenced operations on January 24, 2020.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

(c)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(d)	Level 3 security, Contra Progenics Pharmaceuticals, Inc. – contingent value rights with $0 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Portfolios’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Mutual of America Capital Management LLC (“the Adviser”) uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

The Retirement Portfolios and the Allocation Portfolios value their investments in the underlying Portfolios of the Investment Company at their respective net asset values.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Retirement Portfolios — Each of the Retirement Portfolios invests in equity (stock) Portfolios and fixed income (bond) Portfolios and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Portfolio’s time horizon.

The Retirement Portfolios target their investments in the following underlying Portfolios of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Portfolio	Mid-Cap Equity Index Portfolio	Small Cap Growth Portfolio	Small Cap Value Portfolio	Small Cap Equity Index Portfolio	International Portfolio	Bond Portfolio	Mid-Term Bond Portfolio	Money Market Portfolio
Retirement Income Portfolio	20%	5%	—	—	—	—	30%	30%	15%
2015 Retirement Portfolio	22%	8%	—	—	—	5%	30%	25%	10%
2020 Retirement Portfolio	25%	10%	1%	1%	—	8%	28%	22%	5%
2025 Retirement Portfolio	29%	12%	2%	2%	—	10%	27%	18%	—
2030 Retirement Portfolio	33%	16%	3%	3%	—	12%	23%	10%	—
2035 Retirement Portfolio	35%	18%	4%	4%	1%	15%	23%	—	—
2040 Retirement Portfolio	35%	21%	4%	4%	2%	18%	16%	—	—
2045 Retirement Portfolio	35%	21%	5%	5%	2%	18%	14%	—	—
2050 Retirement Portfolio	34%	22%	5%	5%	3%	19%	12%	—	—
2055 Retirement Portfolio	34%	22%	6%	6%	3%	19%	10%	—	—
2060 Retirement Portfolio	33%	23%	6%	6%	4%	20%	8%	—	—
Generally, rebalancing of the Retirement Portfolios’ holdings is performed on a periodic basis and the mix of underlying Portfolios is reviewed annually.

Allocation Portfolios — The Allocation Portfolios target their investments in the following underlying Portfolios of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Portfolio	Mid-Cap Equity Index Portfolio	Small Cap Growth Portfolio	Small Cap Value Portfolio	International Portfolio	Bond Portfolio	Mid-Term Bond Portfolio
Conservative Allocation	25%	5%	—	—	5%	30%	35%
Moderate Allocation	35%	15%	—	—	10%	25%	15%
Aggressive Allocation	35%	20%	5%	5%	15%	20%	—

Generally, rebalancing of the Allocation Portfolios’ holdings is performed on a periodic basis.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Change in Target Investments — During the year, the Retirement Portfolios listed below had changes to their target investments. Overall increases (decreases) to the target percentages were as follows (unaudited):

	Equity Index Portfolio		Mid-Cap Equity Index Portfolio		Small Cap Growth Portfolio		Small Cap Value Portfolio		Small Cap Equity Index Portfolio	International Portfolio		Bond Portfolio	Mid-Term Bond Portfolio	Money Market Portfolio
2015 Retirement Portfolio	—		—		(1%	)	(1%	)	—	—		2%	—	—
2020 Retirement Portfolio	—		—		(1%	)	(1%	)	—	—		2%	—	—
2025 Retirement Portfolio	—		—		(1%	)	(1%	)	—	—		2%	—	—
2030 Retirement Portfolio	—		—		(1%	)	(1%	)	—	—		—	2%	—
2035 Retirement Portfolio	—		(1%	)	(1%	)	(1%	)	1%	1%		1%	—	—
2040 Retirement Portfolio	(2%	)	—		(1%	)	(1%	)	1%	2%		1%	—	—
2045 Retirement Portfolio	—		—		(1%	)	(1%	)	1%	—		1%	—	—
2050 Retirement Portfolio	—		—		(1%	)	(1%	)	1%	—		1%	—	—
2055 Retirement Portfolio	1%		—		(1%	)	(1%	)	1%	(1%	)	1%	—	—
2060 Retirement Portfolio	1%		—		(2%	)	(2%	)	2%	—		1%	—	—

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company’s policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the Portfolios’ net asset values) are made within the Portfolios’ capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Portfolio in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a portfolio’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the portfolio’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2020, management has evaluated the tax positions to be taken on the Portfolios’ tax returns for their initial tax year ending December 31, 2020 and expects that no tax provision will be required in any of the Portfolios’ financial statements.

As of December 31, 2020, the following Mutual of America Variable Insurance Portfolios had capital loss carry-forwards available to offset net realized capital gains generated after December 31, 2020.

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Capital loss carry-forward (short-term)	$(239,158)	$(222,732)	$(1,080,009)	$(145,566)	$—

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio
Capital loss carry-forward (short-term)	$(100,122)	$(2,211,517)	$(384,135)	$(4,538)	$(4,922)

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio
Capital loss carry-forward (short-term)	$(28,057)	$—	$(342,690)	$—	$(5,885)

	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio
Capital loss carry-forward (short-term)	$(40,928)	$—	$(49,084)	$(21,709)	$—

	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
Capital loss carry-forward (short-term)	$(520,793)	$(17,919)	$(361)	$—	$—

2.	EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management LLC (“the Adviser”), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Portfolios of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each portfolio, at the following annual rates:

Portfolio	Annual Investment Management Fee
Retirement Portfolios	.05%
Equity Index, Mid-Cap Equity Index, Small Cap Equity Index, International Portfolios	.075%
Money Market Portfolio	.15%
Bond Portfolio	.39%
All America, Mid-Term Bond Portfolios	.40%
Mid Cap Value Portfolio	.55%
Small Cap Value, Small Cap Growth Portfolios	.75%

The Retirement and Allocation Portfolios incur direct investment management expenses of .05% and .00%, respectively. Shareholders in the Allocation and Retirement Portfolios indirectly bear their pro-rata share of the investment management fees incurred by the underlying Portfolios in which they invest.

Effective January 24, 2020, the Investment Company and the Adviser entered into an agreement under which the Adviser agrees to reimburse the Portfolios’ expenses to the extent that the Total Annual Operating Expenses exceed the rate in the table below (excluding any Acquired Fund Fees, as applicable, and any extraordinary expenses that may arise and charges incurred in trading portfolio securities) from inception of the Portfolios through April 30, 2023. From May 1, 2023 through the termination of the agreement, the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for succeeding 12 month periods thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.

Total Annual Portfolio Operating Expenses after Expense Reimbursement through April 30, 2023
Equity Index Portfolio	0.14%
All America Portfolio	0.52%
Small Cap Value Portfolio	0.81%
Small Cap Growth Portfolio	0.81%
Small Cap Equity Index Portfolio	0.15%
Mid Cap Value Portfolio	0.65%
Mid-Cap Equity Index Portfolio	0.14%
International Portfolio	0.13%

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

2.	EXPENSES (CONTINUED)

Total Annual Portfolio Operating Expenses after Expense Reimbursement through April 30, 2023
Retirement Income Portfolio	0.08%
2015 Retirement Portfolio	0.07%
2020 Retirement Portfolio	0.07%
2025 Retirement Portfolio	0.06%
2030 Retirement Portfolio	0.06%
2035 Retirement Portfolio	0.07%
2040 Retirement Portfolio	0.07%
2045 Retirement Portfolio	0.07%
2050 Retirement Portfolio	0.07%
2055 Retirement Portfolio	0.11%
2060 Retirement Portfolio	0.05%
Conservative Allocation Portfolio	0.02%
Moderate Allocation Portfolio	0.02%
Aggressive Allocation Portfolio	0.02%
Money Market Portfolio	0.20%
Mid-Term Bond Portfolio	0.45%
Bond Portfolio	0.45%

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the period from January 24, 2020 (commencement of operations) through December 31, 2020 were as follows:

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Cost of investment purchases	$31,801,714	$5,276,011	$3,086,303	$9,949,312	$4,867,549

Cost of investments transferred in*	$89,841,849	$14,136,776	$9,023,762	$12,539,827	$697,708

Proceeds from sales of investments	$34,310,031	$6,358,160	$3,730,746	$11,362,307	$1,968,172

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio
Cost of investment purchases	$401,569	$20,690,154	$4,441,866	$1,686,120	$940,952

Cost of investments transferred in*	$2,004,376	$48,662,450	$10,296,352	$1,600,935	$5,666,007

Proceeds from reorganization**	$—	$—	$—	$312,786	$—

Proceeds from sales of investments	$621,671	$21,313,566	$2,590,403	$721,047	$769,166

	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio
Cost of investment purchases	$2,774,424	$4,110,925	$2,747,331	$1,422,852	$1,279,451

Cost of investments transferred in*	$17,111,295	$21,099,655	$13,441,631	$5,614,307	$4,867,390

Proceeds from sales of investments	$4,487,925	$5,419,742	$5,009,441	$1,661,649	$1,501,669

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

3.	INVESTMENTS (CONTINUED)

	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio
Cost of investment purchases	$589,009	$850,526	$63,718	$120,973	$2,739,716

Cost of investments transferred in*	$2,384,788	$2,190,995	$543,140	$343,593	$8,257,234

Proceeds from sales of investments	$443,857	$445,151	$159,204	$189,604	$1,951,725

	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
Cost of investment purchases	$11,473,850	$534,633	$9,287,493	$10,930,360

Cost of investments transferred in*	$15,201,557	$4,887,001	$16,093,047	$28,646,024

Proceeds from sales of investments	$5,113,425	$1,883,475	$5,744,927	$6,709,227

*	Transfer in kind from Mutual of America Investment Corporation Funds on January 24, 2020.
**	Reorganization of the Mutual of America Variable Insurance Portfolios 2010 Retirement Portfolio into the Retirement Income Portfolio on July 31, 2020.

The cost of short-term security purchases for the Money Market Portfolio for the period from January 24, 2020 (commencement of operations) through December 31, 2020, was $61,802,561 and the cost of short-term securities transferred in was $1,498,371. Proceeds from sales for the same period were $55,791,518.

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at December 31, 2020 for each of the Portfolios were as follows:

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Unrealized Appreciation	$15,528,437	$2,507,846	$1,042,126	$4,250,098	$757,751
Unrealized Depreciation	(4,330,311)	(674,832)	(625,546)	(281,499)	(217,615)

Net	$11,198,126	$1,833,014	$416,580	$3,968,599	$540,136

Tax Cost of Investments	$87,058,673	$12,887,217	$7,279,375	$11,172,366	$3,740,603

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio
Unrealized Appreciation	$224,634	$7,805,293	$1,100,632	$166,541	$428,734
Unrealized Depreciation	(141,703)	(2,957,756)	(128,934)	(7,743)	(5,452)

Net	$82,931	$4,847,537	$971,698	$158,798	$423,282

Tax Cost of Investments	$1,723,611	$44,996,190	$11,868,364	$2,892,181	$5,832,871

	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio
Unrealized Appreciation	$1,334,505	$1,956,076	$1,144,156	$668,231	$639,146
Unrealized Depreciation	(78,803)	(167,501)	(71,792)	(39,890)	(74,200)

Net	$1,255,702	$1,788,575	$1,072,364	$628,341	$564,946

Tax Cost of Investments	$15,369,737	$19,791,177	$10,836,861	$5,375,601	$4,639,263

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

3.	INVESTMENTS (CONTINUED)

	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio
Unrealized Appreciation	$331,116	$367,321	$54,960	$38,806	$654,049
Unrealized Depreciation	(21,393)	(27,021)	(2,468)	(4,092)	(43,336)

Net	$309,723	$340,300	$52,492	$34,714	$610,713

Tax Cost of Investments	$2,488,999	$2,588,913	$398,566	$253,250	$9,085,031

	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
Unrealized Appreciation	$2,227,577	$470,836	$—	$520,269	$1,363,633
Unrealized Depreciation	(66,789)	(65,333)	—	(147,532)	(331,446)

Net	$2,160,788	$405,503	$—	$372,737	$1,032,187

Tax Cost of Investments	$21,041,189	$3,520,240	$7,525,795	$19,855,471	$33,274,608

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs and PFICs.

Investments in affiliated investment companies during the period from January 24, 2020 (commencement of operations) through December 31, 2020 were as follows:

Affiliated Investment Company	Value as of January 24, 2020	Purchases/ Transfers*	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2020	Dividends	Realized Gain, Distributions
Retirement Income Portfolio
Bond Portfolio	$—	$1,062,227	$8,015	$15,425	$(211,687)	$873,980	$—	$—
Equity Index Portfolio	—	750,443	1,372	95,033	(171,554)	675,294	—	—
Mid-Cap Equity Index Portfolio	—	188,322	(1,935)	32,182	(34,255)	184,314	—	—
Mid-Term Bond Portfolio	—	1,058,722	6,285	16,274	(202,367)	878,914	—	—
Money Market Portfolio	—	540,127	237	(703)	(101,184)	438,477	1,055	—

Total	$—	$3,599,841	$13,974	$158,211	$(721,047)	$3,050,979	$1,055	$—

2015 Retirement Portfolio
Bond Portfolio	$—	$1,794,400	$4,458	$72,216	$(112,082)	$1,758,992	$—	$—
Equity Index Portfolio	—	1,633,024	(217)	201,739	(334,025)	1,500,521	—	—
International Portfolio	—	328,754	(1,692)	31,988	(18,931)	340,119	—	—
Mid-Cap Equity Index Portfolio	—	606,776	(7,273)	69,244	(77,290)	591,457	—	—
Mid-Term Bond Portfolio	—	1,514,026	3,140	53,546	(94,653)	1,476,059	—	—
Money Market Portfolio	—	627,269	92	(494)	(37,862)	589,005	1,429	—
Small Cap Growth Portfolio	—	54,110	2,120	—	(56,230)	—	—	—
Small Cap Value Portfolio	—	48,600	(10,507)	—	(38,093)	—	—	—

Total	$—	$6,606,959	$(9,879)	$428,239	$(769,166)	$6,256,153	$1,429	$—

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of January 24, 2020	Purchases/ Transfers*	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2020	Dividends	Realized Gain, Distributions

2020 Retirement Portfolio
Bond Portfolio	$—	$4,954,172	$35,906	$173,365	$(884,387)	$4,279,056	$—	$—
Equity Index Portfolio	—	5,681,796	(46,677)	609,356	(1,800,692)	4,443,783	—	—
International Portfolio	—	1,575,665	(35,622)	136,277	(256,878)	1,419,442	—	—
Mid-Cap Equity Index Portfolio	—	2,060,811	(52,946)	234,819	(321,098)	1,921,586	—	—
Mid-Term Bond Portfolio	—	3,948,444	22,138	121,143	(706,415)	3,385,310	—	—
Money Market Portfolio	—	928,845	426	(1,290)	(160,549)	767,432	1,857	—
Small Cap Growth Portfolio	—	386,036	5,713	59,545	(241,453)	209,841	—	—
Small Cap Value Portfolio	—	349,950	(34,287)	(221)	(116,453)	198,989	—	—

Total	$—	$19,885,719	$(105,349)	$1,332,994	$(4,487,925)	$16,625,439	$1,857	$—

2025 Retirement Portfolio
Bond Portfolio	$—	$5,957,513	$30,870	$196,303	$(931,749)	$5,252,937	$—	$—
Equity Index Portfolio	—	8,053,121	(63,732)	918,625	(2,333,506)	6,574,508	—	—
International Portfolio	—	2,443,242	(42,706)	216,336	(355,526)	2,261,346	—	—
Mid-Cap Equity Index Portfolio	—	3,056,283	(62,940)	368,253	(426,631)	2,934,965	—	—
Mid-Term Bond Portfolio	—	4,038,354	16,236	104,331	(639,947)	3,518,974	—	—
Small Cap Growth Portfolio	—	889,038	13,166	152,228	(521,192)	533,240	—	—
Small Cap Value Portfolio	—	773,029	(57,295)	(761)	(211,191)	503,782	—	—

Total	$—	$25,210,580	$(166,401)	$1,955,315	$(5,419,742)	$21,579,752	$—	$—

2030 Retirement Portfolio
Bond Portfolio	$—	$3,232,577	$36,344	$94,609	$(942,331)	$2,421,199	$—	$—
Equity Index Portfolio	—	5,632,248	(134,643)	530,162	(1,996,360)	4,031,407	—	—
International Portfolio	—	1,909,342	(92,436)	135,586	(491,651)	1,460,841	—	—
Mid-Cap Equity Index Portfolio	—	2,670,958	(159,127)	249,472	(655,535)	2,105,768	—	—
Mid-Term Bond Portfolio	—	1,392,703	11,117	18,810	(363,596)	1,059,034	—	—
Small Cap Growth Portfolio	—	717,585	(9,290)	115,517	(395,969)	427,843	—	—
Small Cap Value Portfolio	—	633,549	(65,994)	(453)	(163,969)	403,133	—	—

Total	$—	$16,188,962	$(414,029)	$1,143,703	$(5,009,411)	$11,909,225	$—	$—

2035 Retirement Portfolio
Bond Portfolio	$—	$1,420,925	$12,586	$35,640	$(275,198)	$1,193,953	$—	$—
Equity Index Portfolio	—	2,571,935	(2,994)	292,130	(747,363)	2,113,708	—	—
International Portfolio	—	1,002,545	(14,068)	93,165	(179,198)	902,444	—	—
Mid-Cap Equity Index Portfolio	—	1,298,936	(27,163)	150,636	(247,802)	1,174,607	—	—
Small Cap Equity Index Portfolio	—	57,629	201	13,418	(4,484)	66,764	507	257
Small Cap Growth Portfolio	—	356,168	6,021	78,568	(158,802)	281,955	—	—
Small Cap Value Portfolio	—	329,021	(14,382)	4,674	(48,802)	270,511	—	—

Total	$—	$7,037,159	$(39,799)	$668,231	$(1,661,649)	$6,003,942	$507	$257

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of January 24, 2020	Purchases/ Transfers*	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2020	Dividends	Realized Gain, Distributions

2040 Retirement Portfolio
Bond Portfolio	$—	$841,605	$4,634	$23,126	$(159,310)	$710,055	$—	$—
Equity Index Portfolio	—	2,236,845	(18,483)	257,517	(662,111)	1,813,768	—	—
International Portfolio	—	1,022,124	(17,626)	98,268	(174,404)	928,362	—	—
Mid-Cap Equity Index Portfolio	—	1,248,167	(27,489)	162,896	(216,325)	1,167,249	—	—
Small Cap Equity Index Portfolio	—	107,742	(2,690)	23,404	(15,094)	113,362	866	438
Small Cap Growth Portfolio	—	356,067	3,564	68,965	(186,712)	241,884	—	—
Small Cap Value Portfolio	—	334,291	(22,019)	4,970	(87,713)	229,529	—	—

Total	$—	$6,146,841	$(80,109)	$639,146	$(1,501,669)	$5,204,209	$866	$438

2045 Retirement Portfolio
Bond Portfolio	$—	$354,442	$988	$10,990	$(32,767)	$333,653	$—	$—
Equity Index Portfolio	—	1,054,211	(18,981)	132,133	(200,248)	967,115	—	—
International Portfolio	—	504,097	(12,203)	48,859	(44,199)	496,554	—	—
Mid-Cap Equity Index Portfolio	—	616,275	(19,792)	80,306	(51,566)	625,223	—	—
Small Cap Equity Index Portfolio	—	53,134	(1,237)	11,853	(3,301)	60,449	460	233
Small Cap Growth Portfolio	—	204,764	(549)	45,314	(86,888)	162,641	—	—
Small Cap Value Portfolio	—	186,874	(10,560)	1,661	(24,888)	153,087	—	—

Total	$—	$2,973,797	$(62,334)	$331,116	$(443,857)	$2,798,722	$460	$233

2050 Retirement Portfolio
Bond Portfolio	$—	$318,908	$1,292	$8,057	$(29,282)	$298,975	$—	$—
Equity Index Portfolio	—	1,027,310	(3,521)	135,963	(180,234)	979,518	—	—
International Portfolio	—	542,995	(5,195)	56,444	(46,900)	547,344	—	—
Mid-Cap Equity Index Portfolio	—	648,152	(8,447)	95,781	(54,306)	681,180	—	—
Small Cap Equity Index Portfolio	—	84,752	(1,424)	18,806	(7,066)	95,068	719	364
Small Cap Growth Portfolio	—	219,797	3,395	46,625	(101,682)	168,135	—	—
Small Cap Value Portfolio	—	199,607	(10,578)	5,645	(35,681)	158,993	—	—

Total	$—	$3,041,521	$(24,478)	$367,321	$(455,151)	$2,929,213	$719	$364

2055 Retirement Portfolio
Bond Portfolio	$—	$48,859	$245	$1,664	$(12,623)	$38,145	$—	$—
Equity Index Portfolio	—	199,188	(15,346)	20,621	(54,687)	149,776	—	—
International Portfolio	—	111,576	(10,194)	7,619	(25,253)	83,748	—	—
Mid-Cap Equity Index Portfolio	—	134,634	(15,645)	13,365	(27,974)	104,380	—	—
Small Cap Equity Index Portfolio	—	15,703	(1,416)	2,960	(2,703)	14,544	111	57
Small Cap Growth Portfolio	—	50,163	(2,664)	8,731	(25,223)	31,007	—	—
Small Cap Value Portfolio	—	46,735	(6,353)	(183)	(10,741)	29,458	—	—

Total	$—	$606,858	$(51,373)	$54,777	$(159,204)	$451,058	$111	$57

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of January 24, 2020	Purchases/ Transfers*	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2020	Dividends	Realized Gain, Distributions

2060 Retirement Portfolio
Bond Portfolio	$—	$32,162	$474	$485	$(13,782)	$19,339	$—	$—
Equity Index Portfolio	—	145,889	(5,401)	12,607	(60,581)	92,514	—	—
International Portfolio	—	92,885	(6,657)	6,009	(36,115)	56,122	—	—
Mid-Cap Equity Index Portfolio	—	106,498	(8,251)	10,575	(39,808)	69,014	—	—
Small Cap Equity Index Portfolio	—	16,757	(1,386)	2,347	(5,295)	12,423	95	48
Small Cap Growth Portfolio	—	36,756	(171)	5,389	(22,012)	19,962	—	—
Small Cap Value Portfolio	—	33,619	(4,412)	1,394	(12,011)	18,590	—	—

Total	$—	$464,566	$(25,804)	$38,806	$(189,604)	$287,964	$95	$48

Conservative Allocation Portfolio
Bond Portfolio	$—	$3,273,626	$23,058	$96,345	$(585,518)	$2,807,511	$—	$—
Equity Index Portfolio	—	2,808,961	(21,404)	345,466	(487,932)	2,645,091	—	—
International Portfolio	—	596,538	(11,994)	47,680	(97,586)	534,638	—	—
Mid-Cap Equity Index Portfolio	—	555,556	(14,620)	64,871	(97,586)	508,221	—	—
Mid-Term Bond Portfolio	—	3,762,269	21,430	99,687	(683,103)	3,200,283	—	—

Total	$—	$10,996,950	$(3,530)	$654,049	$(1,951,725)	$9,695,744	$—	$—

Moderate Allocation Portfolio
Bond Portfolio	$—	$6,483,123	$46,857	$244,564	$(1,465,856)	$5,308,688	$—	$—
Equity Index Portfolio	—	9,309,313	(307,735)	1,182,824	(1,632,199)	8,552,203	—	—
International Portfolio	—	2,791,768	(115,845)	210,186	(466,342)	2,419,767	—	—
Mid-Cap Equity Index Portfolio	—	4,207,288	(232,266)	459,220	(699,514)	3,734,728	—	—
Mid-Term Bond Portfolio	—	3,883,915	21,407	130,783	(849,514)	3,186,591	—	—

Total	$—	$26,675,407	$(587,582)	$2,227,577	$(5,113,425)	$23,201,977	$—	$—

Aggressive Allocation Portfolio
Bond Portfolio	$—	$1,039,382	$17,928	$29,555	$(396,694)	$690,171	$—	$—
Equity Index Portfolio	—	1,893,169	(8,636)	199,935	(684,217)	1,400,251	—	—
International Portfolio	—	825,523	(24,505)	55,024	(267,521)	588,521	—	—
Mid-Cap Equity Index Portfolio	—	1,092,917	(43,403)	102,683	(356,696)	795,501	—	—
Small Cap Growth Portfolio	—	274,996	2,276	75,245	(89,174)	263,343	—	—
Small Cap Value Portfolio	—	295,647	(26,912)	8,394	(89,173)	187,956	—	—

Total	$—	$5,421,634	$(83,252)	$470,836	$(1,883,475)	$3,925,743	$—	$—

*	Includes transfer in kind activity.

4.	CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of December 31, 2020, shares authorized were allocated into the 25 series of Portfolios as follows:

Authorized No. of Shares
Total Shares Allocated
Equity Index Portfolio(a)	30,000,000
All America Portfolio(a)	10,000,000
Small Cap Value Portfolio(a)	10,000,000
Small Cap Growth Portfolio(a)	15,000,000
Small Cap Equity Index Portfolio(a)	10,000,000

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

4.	CAPITAL SHARE ACTIVITY (CONTINUED)

Authorized No. of Shares
Total Shares Allocated
Mid Cap Value Portfolio(a)	5,000,000
Mid-Cap Equity Index Portfolio(a)	40,000,000
International Portfolio(a)	25,000,000
Retirement Income Portfolio(a)	5,000,000
2015 Retirement Portfolio(a)	10,000,000
2020 Retirement Portfolio(a)	25,000,000
2025 Retirement Portfolio(a)	25,000,000
2030 Retirement Portfolio(a)	15,000,000
2035 Retirement Portfolio(a)	10,000,000
2040 Retirement Portfolio(a)	10,000,000
2045 Retirement Portfolio(a)	10,000,000
2050 Retirement Portfolio(a)	10,000,000
2055 Retirement Portfolio(a)	10,000,000
2060 Retirement Portfolio(a)	10,000,000
Conservative Allocation Portfolio(a)	10,000,000
Moderate Allocation Portfolio(a)	25,000,000
Aggressive Allocation Portfolio(a)	10,000,000
Money Market Portfolio(a)	10,000,000
Mid-Term Bond Portfolio(a)	35,000,000
Bond Portfolio(a)	40,000,000

Sub-Total	415,000,000
Shares to be allocated at the discretion of the Board of Directors	135,000,000

Total	550,000,000

(a)	On September 25, 2020, the Portfolios had a 1 for 10 reverse share split. Authorized shares were unchanged after the reverse split.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

The Portfolios of Mutual of America Variable Insurance Portfolios, Inc. commenced operations on January 24, 2020. On December 21, 2020, required dividend distributions from net investment income, in the amount of $17,863 and $58,585, respectively, were declared and paid by the Money Market Portfolio and the Small Cap Equity Index Portfolio. The Small Cap Equity Index Portfolio also declared and paid $1,139 of long-term capital gains, and the Money Market Portfolio distributed $360 of return of capital.

Undistributed net income and gains (losses) — As of December 31, 2020, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Accumulated undistributed net investment income	$1,423,350	$161,285	$122,253	$55,418	$158,949
Accumulated undistributed net realized gain/(loss) on investments	$(239,158)	$(222,732)	$(1,080,009)	$(145,566)	$677
Net unrealized appreciation (depreciation) of investments	$11,198,126	$1,833,014	$416,580	$3,968,599	$540,136

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio
Accumulated undistributed net investment income	$29,816	$631,305	$220,054	$18,820	$—
Accumulated undistributed net realized gain/(loss) on investments	$(100,122)	$(2,211,517)	$(384,135)	$(4,538)	$(4,922)
Net unrealized appreciation (depreciation) of investments	$82,931	$4,847,537	$971,698	$158,798	$423,282

	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio
Accumulated undistributed net investment income	$—	$—	$—	$—	$—
Accumulated undistributed net realized gain/(loss) on investments	$(28,057)	$—	$(342,690)	$15	$(5,885)
Net unrealized appreciation (depreciation) of investments	$1,255,702	$1,788,575	$1,072,364	$628,341	$564,946

	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio
Accumulated undistributed net investment income	$—	$2,154	$—	$25	$38,197
Accumulated undistributed net realized gain/(loss) on investments	$(40,928)	$20	$(49,084)	$(21,709)	$—
Net unrealized appreciation (depreciation) of investments	$309,723	$340,300	$52,492	$34,714	$610,713

	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
Accumulated undistributed net investment income	$—	$—	$—	$430,440	$561,005
Accumulated undistributed net realized gain/(loss) on investments	$(520,793)	$(17,919)	$(361)	$—	$—
Net unrealized appreciation (depreciation) of investments	$2,160,788	$405,503	$—	$372,737	$1,032,187

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of wash sales, REITs and PFICs

Reclassifications: U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. For the year ended December 31, 2020, the Portfolios reclassified amounts primarily relating to the tax treatment of net operating losses. These reclassifications have no effect on net assets or net asset values per share.

6.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-08, which amends guidance on the amortization period of premiums on certain purchased callable debt securities. Specifically, the amendments shorten the amortization period of premiums on certain purchased callable debt securities to the earliest call date. The amendments affect all entities that hold investments in callable debt securities that have an amortized cost basis in excess of the amount that is repayable by the issuer at the earliest call date (that is, at a premium).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

6.	RECENT ACCOUNTING PRONOUNCEMENTS (CONTINUED)

For public business entities, the amendments in ASU 2017-08 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Management has evaluated ASU 2017-08 and determined that there is no material impact on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Portfolio’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Funds have complied with ASU 2018-13 for the year ended December 31, 2020, resulting in i) disclosures for the total unrealized gain or loss attributable to fair value changes in Level 3 securities, and ii) the elimination of the disclosure of the reasons and amounts of transfers between Level 1 and Level 2, and the Funds’ valuation processes for Level 3 securities.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments that will undergo reference rate-related modifications as a result of the reference rate reform.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule will become effective 60 days after publication in the Federal Register, and will have a compliance date 18 months following the effective date. Management is currently evaluating the Rule and its impact to the Funds.

7.	OTHER MATTERS

During the year, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown.

Management is monitoring developments relating to COVID-19 and are coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments and general pandemic response best practices.

8.	SUBSEQUENT EVENTS

Management, on behalf of the Investment Company, has evaluated the need for disclosures and/or adjustments to the financial statements from subsequent events. As a result of this evaluation, no subsequent events require disclosure and/or adjustment to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Directors

Mutual of America Variable Insurance Portfolios, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the funds listed in the Appendix, each a fund comprising Mutual of America Variable Insurance Portfolios, Inc. (the Funds or Portfolios), including the portfolios of investments in securities, as of December 31, 2020, the related statements of operations and changes in net assets for the period from January 24, 2020 (commencement of operations) through December 31, 2020, and the related notes (collectively, the financial statements), and the financial highlights for the period from January 24, 2020 (commencement of operations) through December 31, 2020. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of its operations, the changes in its net assets, and the financial highlights for the period from January 24, 2020 through December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, transfer agent, and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Mutual of America investment companies since 2002.

New York, New York

February 28, 2021

Appendix

Equity Index Portfolio

All America Portfolio

Small Cap Value Portfolio

Small Cap Growth Portfolio

Mid Cap Value Portfolio

Mid-Cap Equity Index Portfolio

International Portfolio

Retirement Income Portfolio

2015 Retirement Portfolio

2020 Retirement Portfolio

2025 Retirement Portfolio

2030 Retirement Portfolio

2035 Retirement Portfolio

2040 Retirement Portfolio

2045 Retirement Portfolio

2050 Retirement Portfolio

2055 Retirement Portfolio

2060 Retirement Portfolio

Conservative Allocation Portfolio

Moderate Allocation Portfolio

Aggressive Allocation Portfolio

Money Market Portfolio

Mid-Term Bond Portfolio

Bond Portfolio

Small Cap Equity Index Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ADDITIONAL INFORMATION

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Variable Insurance Portfolios, Inc., 320 Park Avenue, New York, New York 10022. The Investment Company does not hold regular annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or Mutual of America with the exception of serving on the Board of Directors of Mutual of America Investment Corporation, an affiliated registered management investment company, which also receives investment advice from the Adviser. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. Mr. Roth serves as director of another investment company advised by or affiliated with the Adviser, Mutual of America Investment Corporation.

The Investment Company’s Statement of Additional Information (“SAI”), filed with the Securities and Exchange Commission, contains additional information about the Investment Company’s Directors and Officers. A copy of the latest SAI can be obtained, without charge, by writing to Mutual of America Variable Insurance Portfolios, Inc. at 320 Park Avenue, New York, NY 10022-6839 or by calling 1-800-468-3785 or through the following websites: http://www.mutualofamerica.com or http://www.sec.gov.

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Carolyn N. Dolan, age 73	Since April 2011	Executive Vice President, Head of Direct Client Investments, Fiera Capital Inc.; prior thereto Founding Principal and Portfolio Manager, Samson Capital Advisors LLC	Director, Market Street Trust Company; Trustee, Fordham University; Mutual of America Investment Corporation

Stanley E. Grayson, age 70	Since November 2017	Vice Chairman and Chief Operating Officer, M.R. Beal & Company (Retired 2014)	Director, TD Bank, N.A.; Director, YMCA of Greater New York; Trustee, College of the Holy Cross; Director, Mother Cabrini Health Foundation; Mutual of America Investment Corporation

LaSalle D. Leffall, III, age 57	Since April 2011	President and Founder, LDL Financial, LLC	Director, Federal Home Loan Bank of Atlanta; Mutual of America Investment Corporation

John W. Sibal, age 68	Since April 2011	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	Director, Eustis Commercial Mortgage Corporation; Director, New Orleans Recreation Development Foundation; Mutual of America Investment Corporation

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Margaret M. Smyth, age 57	Since February 2007	U.S. Chief Financial Officer, National Grid; prior thereto Vice President of Finance, Con Edison; prior thereto Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company	Director, Etsy, Inc.; Trustee, Concern Worldwide, Inc., Director, BritishAmerican Business Association; Trustees Fellow, Fordham University; Director, National Grid USA; Director, Global Business Alliance; Mutual of America Investment Corporation

William E. Whiston, age 66	Since February 2011	Chief Financial Officer, the Archdiocese of New York; Adjunct Professor in Finance, Fordham University Graduate School of Business; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank	Director, Sterling National Bank; Trustee and Treasurer, Trustees of St. Patrick’s Cathedral in New York City; Trustee, St. Joseph’s Seminary; Mutual of America Investment Corporation

Interested Director
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

James J. Roth, Chairman, President and Chief Executive Officer, age 71	Since August 2015	Senior Executive Vice President and General Counsel, Mutual of America Life Insurance Company since March 2013; Chairman of the Board, President and Chief Executive Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. since August 2015 and of Mutual of America Variable Insurance Portfolios, Inc. since April 2019	Mutual of America Life Insurance Company; Mutual of America Investment Corporation; Mutual of America Holding Company LLC; Mutual of America Foundation

Mr. Roth is an “interested person” as an officer of the Adviser and of affiliates of the Adviser.

Officers
Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer

Chris W. Festog, Senior Executive Vice President, Chief Financial Officer and Treasurer, age 59	Since April 2013	Senior Executive Vice President and Chief Financial Officer, Mutual of America Life Insurance Company since March 2017; prior thereto Executive Vice President and Chief Financial Officer, Mutual of America Life Insurance Company since March 2015; prior thereto Executive Vice President and Deputy Treasurer, Mutual of America Life Insurance Company	Mutual of America Holding Company LLC; Mutual of America Securities LLC

Kathryn A. Lu, Executive Vice President and Chief Compliance Officer, age 60	Since July 2008	Executive Vice President and Chief Compliance Officer, Mutual of America Life Insurance Company; Executive Vice President and Chief Compliance Officer, Mutual of America Investment Corporation, Mutual of America Institutional Funds, Inc. and Mutual of America Variable Insurance Portfolios, Inc.	None

Christopher M. Miseo, Senior Vice President and Chief Accounting Officer, age 64	Since March 2013	Senior Vice President and Director of Accounting and Financial Reporting, Mutual of America Life Insurance Company	None

Scott H. Rothstein, Executive Vice President, Deputy General Counsel and Corporate Secretary, age 55	Since April 2013	Executive Vice President, Deputy General Counsel, and Corporate Secretary Mutual of America Life Insurance Company, since September 2019; prior thereto Executive Vice President and Deputy General Counsel, Mutual of America Life Insurance Company, since January 2009; Executive Vice President, Deputy General Counsel and Corporate Secretary, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc., since April 2013 and Executive Vice President, Deputy General Counsel and Corporate Secretary, Mutual of America Variable Insurance Portfolios, Inc. since November 2019	None

Officers
Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer

Michelle A. Rozich, Executive Vice President, Enterprise Risk Management and Internal Auditor, age 47	Since March 2018	Executive Vice President, Enterprise Risk Management and Internal Auditor, since November 2020; prior thereto Senior Vice President and Internal Auditor, Mutual of America Life Insurance Company as of March 2018; Senior Vice President and Internal Auditor, Mutual of America Investment Corporation, Mutual of America Institutional Funds, Inc., and Mutual of America Variable Insurance Portfolios, Inc.; formerly Audit Senior Manager, KPMG LLP	None

Quarterly Portfolio Schedules

Included in this Annual Report are schedules of Mutual of America Variable Insurance Portfolios, Inc.’s (“Investment Company”) portfolio holdings as of December 31, 2020. The Investment Company files complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-PORT and N-CSR are available on the SEC’s website at http://www.sec.gov.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Variable Insurance Portfolios, Inc.

320 Park Avenue

New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

As of the initial tax year ended December 31, 2020, only the Small Cap Equity Index Portfolio distributed ordinary income dividends qualifying for the corporate dividends received deduction. The qualifying percentage is 18.92%.

Important tax information — Unaudited: Long-term capital gains of $1,139 distributed by the Small Cap Equity Index Portfolio have been designated as capital gain dividends.

MUTUAL OF AMERICA

LIFE INSURANCE COMPANY

320 PARK AVENUE

NEW YORK, NY 10022-6839

www.mutualofamerica.com

320 PARK AVENUE

NEW YORK NY 10022-6839

ADDRESS SERVICE REQUESTED

ITEM 2.	CODE OF ETHICS.

Mutual of America Variable Insurance Portfolios, Inc. (the “Variable Insurance Portfolios”) has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics consists of two sections. The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1. Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002. It applies specifically to the Variable Insurance Portfolios’ principal executive and financial officers.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply. Section A applies to all individuals while Section B applies to the individuals designated in Section B. Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

There have been no amendments to Section A or B during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)	Mutual of America Variable Insurance Portfolios, Inc.’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a) (2)

The audit committee financial expert is Margaret M. Smyth. She is a Certified Public Accountant and has been U.S. Chief Financial Officer at National Grid since 2014. Her experience also includes previously held senior finance positions at Con Edison, Hamilton Sunstrand and United Technologies, and was a partner at Deloitte Touche and Arthur Andersen. Ms. Smyth is considered an independent director.

(a) (3)	Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees:

      2020: $229,500

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	Not applicable. The complete Schedules of Investment are included as part of the Reports to Stockholders in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES

FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

Attached hereto:

(a) (1) Not applicable.

(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Variable Insurance Portfolios, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Variable Insurance Portfolios, Inc.

Date: March 11, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Variable Insurance Portfolios, Inc.

Date: March 11, 2021

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Variable Insurance Portfolios, Inc.

Date: March 11, 2021